File No. 333-52114
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
          Pre-Effective Amendment No.                                        [ ]
                                                 ----------
          Post-Effective Amendment No.              12                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                  Amendment No.     34                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                Name of Agent for Service for Process:
                Amy J. Lee, Associate General Counsel
                Security Benefit Life Insurance Company
                One Security Benefit Place
                Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                                      [LOGO] SECURITY BENEFIT(R)

PROSPECTUS


                                                      May 1, 2009

--------------------------------------------------------------------------------
ADVISORDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                                      --------------------------
                                                        Important Privacy
                                                         Notice Included

                                                         See Back Cover
                                                      --------------------------

                                           Variable annuity contracts issued by
                                           Security Benefit Life Insurance
                                           Company and offered by Security
                                           Distributors, Inc.


V6922                                                    32-69226-00  2009/05/01

--------------------------------------------------------------------------------

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

       ISSUED BY:                                   MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461

--------------------------------------------------------------------------------

      This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


--------------------------------------------------------------------------------

o     AIM V.I. Capital Appreciation
o     AIM V.I. International Growth
o     AIM V.I. Mid Cap Core Equity
o     Direxion Dynamic VP HY Bond
o     Dreyfus VIF International Value
o     Federated Fund for U.S. Government Securities II
o     Federated High Income Bond II
o     Fidelity(R) VIP Contrafund(R)
o     Fidelity(R) VIP Growth Opportunities
o     Fidelity(R) VIP Index 500
o     Fidelity(R) VIP Investment-Grade Bond
o     Franklin Small-Mid Cap Growth Securities
o     Neuberger Berman AMT Guardian
o     Neuberger Berman AMT Partners
o     Oppenheimer Main Street Small Cap Fund(R)/VA
o     PIMCO VIT Low Duration
o     PIMCO VIT Real Return
o     PIMCO VIT StocksPLUS(R) Growth and Income
o     PIMCO VIT Total Return
o     RVT CLS AdvisorOne Amerigo
o     RVT CLS AdvisorOne Berolina
o     RVT CLS AdvisorOne Clermont
o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)
o     Rydex VT Banking
o     Rydex VT Basic Materials
o     Rydex VT Biotechnology
o     Rydex VT Commodities Strategy
o     Rydex VT Consumer Products
o     Rydex VT Dow 2x Strategy
o     Rydex VT Electronics
o     Rydex VT Energy
o     Rydex VT Energy Services
o     Rydex VT Essential Portfolio Aggressive
o     Rydex VT Essential Portfolio Conservative
o     Rydex VT Essential Portfolio Moderate
o     Rydex VT Europe 1.25x Strategy
o     Rydex VT Financial Services
o     Rydex VT Government Long Bond 1.2x Strategy
o     Rydex VT Health Care
o     Rydex VT Hedged Equity
o     Rydex VT International Opportunity
         (formerly Rydex VT International Rotation)
o     Rydex VT Internet
o     Rydex VT Inverse Dow 2x Strategy
o     Rydex VT Inverse Government Long Bond Strategy
o     Rydex VT Inverse Mid-Cap Strategy
o     Rydex VT Inverse NASDAQ-100(R) Strategy
o     Rydex VT Inverse Russell 2000(R) Strategy
o     Rydex VT Inverse S&P 500 Strategy

--------------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
V6922                                                    32-69226-00  2009/05/01

--------------------------------------------------------------------------------

o     Rydex VT Japan 2x Strategy (formerly Rydex VT Japan 1.25x Strategy)
o     Rydex VT Leisure
o     Rydex VT Mid-Cap 1.5x Strategy
o     Rydex VT Multi-Cap Core Equity
o     Rydex VT Multi-Hedge Strategies
        (formerly Rydex VT Absolute Return Strategies)
o     Rydex VT NASDAQ-100(R)
o     Rydex VT NASDAQ-100(R) 2x Strategy
o     Rydex VT Nova
o     Rydex VT Precious Metals
o     Rydex VT Real Estate
o     Rydex VT Retailing
o     Rydex VT Russell 2000(R) 1.5x Strategy
o     Rydex VT Russell 2000(R) 2x Strategy
o     Rydex VT S&P 500 2x Strategy
o     Rydex VT S&P 500 Pure Growth (formerly Rydex VT Large Cap Growth)
o     Rydex VT S&P 500 Pure Value (formerly Rydex VT Large Cap Value)
o     Rydex VT S&P MidCap 400 Pure Growth (formerly Rydex VT Mid Cap Growth)
o     Rydex VT S&P MidCap 400 Pure Value (formerly Rydex VT Mid Cap Value)
o     Rydex VT S&P SmallCap 600 Pure Growth (formerly Rydex VT Small Cap Growth)
o     Rydex VT S&P SmallCap 600 Pure Value (formerly Rydex VT Small Cap Value)
o     Rydex VT Strengthening Dollar 2x Strategy
o     Rydex VT Technology
o     Rydex VT Telecommunications
o     Rydex VT Transportation
o     Rydex VT U.S. Government Money Market
o     Rydex VT Utilities
o     Rydex VT Weakening Dollar 2x Strategy
o     SBL All Cap Value
o     SBL Global
o     SBL Large Cap Value
o     SBL Mid Cap Growth
o     SBL Mid Cap Value
o     SBL Small Cap Value
o     Templeton Developing Markets Securities
o     Templeton Foreign Securities
o     Van Kampen LIT Government
o     Wells Fargo Advantage VT Opportunity

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 71 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.




--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page
DEFINITIONS ................................................................  5

SUMMARY ....................................................................  6
   Purpose of the Contract .................................................  6
   The Separate Account and the Funds ......................................  6
   Purchase Payments .......................................................  7
   Contract Benefits .......................................................  7
   Optional Riders .........................................................  7
   Free-Look Right .........................................................  8
   Charges and Deductions ..................................................  8
   Tax-Free Exchanges ...................................................... 11
   Contacting the Company .................................................. 11

EXPENSE TABLES ............................................................. 12
   Contract Owner Transaction Expenses ..................................... 12
   Periodic Expenses ....................................................... 12
   Optional Rider Expenses ................................................. 13
   Example ................................................................. 14

CONDENSED FINANCIAL INFORMATION ............................................ 15

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS ........................................................... 26
   Security Benefit Life Insurance Company ................................. 26
   Published Ratings ....................................................... 26
   Separate Account ........................................................ 26
   Underlying Funds ........................................................ 26

THE CONTRACT ............................................................... 28
   General ................................................................. 28
   Important Information About Your Benefits Under the
     Contract .............................................................. 28
   Application for a Contract .............................................. 29
   Optional Riders ......................................................... 29
   Guaranteed Minimum Income Benefit ....................................... 30
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit ............................................................... 30
   Annual Stepped Up Death Benefit ......................................... 31
   Guaranteed Growth Death Benefit ......................................... 32
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ....................................... 33
   Enhanced Death Benefit .................................................. 33
   Combined Enhanced and Annual
     Stepped Up Death Benefit .............................................. 33
   Combined Enhanced and Guaranteed
     Growth Death Benefit .................................................. 34
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit ................................... 34
   Death Benefit - Return of Premium
     Beyond Issue Age 80 (Florida Only) .................................... 34
   Annual Stepped Up Death Benefit
     Beyond Age 80 (Florida Only) .......................................... 35
   6% Dollar for Dollar Guaranteed Minimum Income
     Benefit and Guaranteed Minimum Death Benefit .......................... 35
   Guaranteed Minimum Withdrawal Benefit ................................... 36
   Total Protection ........................................................ 38
   Extra Credit ............................................................ 39
   Waiver of Withdrawal Charge ............................................. 40
   Alternate Withdrawal Charge ............................................. 40
   Purchase Payments ....................................................... 41
   Automatic Bonus Credit .................................................. 41
   Allocation of Purchase Payments ......................................... 42
   Dollar Cost Averaging Option ............................................ 42
   Asset Reallocation Option ............................................... 43
   Transfers of Contract Value ............................................. 43
   Contract Value .......................................................... 46
   Determination of Contract Value ......................................... 47
   Cut-Off Times ........................................................... 47
   Full and Partial Withdrawals ............................................ 48
   Systematic Withdrawals .................................................. 49
   Free-Look Right ......................................................... 49
   Death Benefit ........................................................... 49
   Distribution Requirements ............................................... 50
   Death of the Annuitant .................................................. 51

CHARGES AND DEDUCTIONS ..................................................... 51
   Contingent Deferred Sales Charge ........................................ 51
   Mortality and Expense Risk Charge ....................................... 52
   Administration Charge ................................................... 52
   Account Administration Charge ........................................... 52
   Premium Tax Charge ...................................................... 52
   Other Charges ........................................................... 53
   Variations in Charges ................................................... 53
   Optional Rider Charges .................................................. 53
   Guarantee of Certain Charges ............................................ 55
   Underlying Fund Expenses ................................................ 55

ANNUITY PERIOD ............................................................. 55
   General ................................................................. 55
   Annuity Options ......................................................... 56
   Selection of an Option .................................................. 58

MORE ABOUT THE CONTRACT .................................................... 58
   Ownership ............................................................... 58
   Designation and Change of Beneficiary ................................... 58
   Dividends ............................................................... 58
   Payments from the Separate Account ...................................... 58
   Proof of Age and Survival ............................................... 59
   Misstatements ........................................................... 59
   Restrictions on Withdrawals from Qualified Plans ........................ 59
   Restrictions under the Texas Optional Retirement Program ................ 59

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                                                                            Page

FEDERAL TAX MATTERS ........................................................ 60
   Introduction ............................................................ 60
   Tax Status of the Company and the Separate Account ...................... 60
   Income Taxation of Annuities in
     General--Non-Qualified Plans .......................................... 61
   Additional Considerations ............................................... 61
   Qualified Plans ......................................................... 62
   Other Tax Considerations ................................................ 66

OTHER INFORMATION .......................................................... 66
   Investment Advisory Fees ................................................ 66
   Voting of Underlying Fund Shares ........................................ 67
   Substitution of Investments ............................................. 67
   Changes to Comply with Law and Amendments ............................... 67
   Reports to Owners ....................................................... 68
   Electronic Privileges ................................................... 68
   State Variations ........................................................ 68
   Legal Proceedings ....................................................... 68
   Legal Matters ........................................................... 68
   Sale of the Contract .................................................... 69

PERFORMANCE INFORMATION .................................................... 70

ADDITIONAL INFORMATION ..................................................... 71
   Registration Statement .................................................. 71
   Financial Statements .................................................... 71

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION ............................................................. 71

OBJECTIVES FOR UNDERLYING FUNDS ............................................ 72

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS CREDIT -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CDSC CREDIT -- An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT VALUE -- The total value of your Contract as of any Valuation
Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows:


o     AIM V.I. Capital Appreciation
o     AIM V.I. International Growth
o     AIM V.I. Mid Cap Core Equity
o     Direxion Dynamic VP HY Bond
o     Dreyfus VIF International Value
o     Federated Fund for U.S. Government Securities II
o     Federated High Income Bond II
o     Fidelity(R) VIP Contrafund(R)
o     Fidelity(R) VIP Growth Opportunities
o     Fidelity(R) VIP Index 500
o     Fidelity(R) VIP Investment-Grade Bond
o     Franklin Small-Mid Cap Growth Securities
o     Neuberger Berman AMT Guardian
o     Neuberger Berman AMT Partners
o     Oppenheimer Main Street Small Cap Fund(R)/VA
o     PIMCO VIT Low Duration
o     PIMCO VIT Real Return
o     PIMCO VIT StocksPLUS(R) Growth and Income
o     PIMCO VIT Total Return
o     RVT CLS AdvisorOne Amerigo
o     RVT CLS AdvisorOne Berolina
o     RVT CLS AdvisorOne Clermont
o     Rydex VT All-Cap Opportunity (formerly Rydex VT Sector Rotation)
o     Rydex VT Banking
o     Rydex VT Basic Materials
o     Rydex VT Biotechnology
o     Rydex VT Commodities Strategy
o     Rydex VT Consumer Products
o     Rydex VT Dow 2x Strategy
o     Rydex VT Electronics
o     Rydex VT Energy
o     Rydex VT Energy Services
o     Rydex VT Essential Portfolio Aggressive
o     Rydex VT Essential Portfolio Conservative
o     Rydex VT Essential Portfolio Moderate
o     Rydex VT Europe 1.25x Strategy
o     Rydex VT Financial Services
o     Rydex VT Government Long Bond 1.2x Strategy
o     Rydex VT Health Care
o     Rydex VT Hedged Equity
o     Rydex VT International Opportunity
         (formerly Rydex VT International Rotation)
o     Rydex VT Internet
o     Rydex VT Inverse Dow 2x Strategy
o     Rydex VT Inverse Government Long Bond Strategy
o     Rydex VT Inverse Mid-Cap Strategy
o     Rydex VT Inverse NASDAQ-100(R) Strategy
o     Rydex VT Inverse Russell 2000(R) Strategy
o     Rydex VT Inverse S&P 500 Strategy
o     Rydex VT Japan 2x Strategy (formerly Rydex VT Japan 1.25x Strategy)
o     Rydex VT Leisure
o     Rydex VT Mid-Cap 1.5x Strategy
o     Rydex VT Multi-Cap Core Equity
o     Rydex VT Multi-Hedge Strategies
         (formerly Rydex VT Absolute Return Strategies)
o     Rydex VT NASDAQ-100(R)
o     Rydex VT NASDAQ-100(R) 2x Strategy
o     Rydex VT Nova
o     Rydex VT Precious Metals
o     Rydex VT Real Estate
o     Rydex VT Retailing
o     Rydex VT Russell 2000(R) 1.5x Strategy
o     Rydex VT Russell 2000(R) 2x Strategy
o     Rydex VT S&P 500 2x Strategy
o     Rydex VT S&P 500 Pure Growth (formerly Rydex VT Large Cap Growth)
o     Rydex VT S&P 500 Pure Value (formerly Rydex VT Large Cap Value)
o     Rydex VT S&P MidCap 400 Pure Growth (formerly Rydex VT Mid Cap Growth)
o     Rydex VT S&P MidCap 400 Pure Value (formerly Rydex VT Mid Cap Value)
o     Rydex VT S&P SmallCap 600 Pure Growth (formerly Rydex VT Small Cap Growth)

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------

o     Rydex VT S&P SmallCap 600 Pure Value (formerly Rydex VT Small Cap Value)
o     Rydex VT Strengthening Dollar 2x Strategy
o     Rydex VT Technology
o     Rydex VT Telecommunications
o     Rydex VT Transportation
o     Rydex VT U.S. Government Money Market
o     Rydex VT Utilities
o     Rydex VT Weakening Dollar 2x Strategy
o     SBL All Cap Value
o     SBL Global
o     SBL Large Cap Value
o     SBL Mid Cap Growth
o     SBL Mid Cap Value
o     SBL Small Cap Value
o     Templeton Developing Markets Securities
o     Templeton Foreign Securities
o     Van Kampen LIT Government
o     Wells Fargo Advantage VT Opportunity

      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.


================================================================================

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

exceed 2.00% of Contract Value. See "Optional Rider Charges."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit and/or Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements and/or CDSC Credit from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and CDSC Credit during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit and/or Credit Enhancements) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT, CDSC CREDIT OR
   BONUS CREDIT AGE (IN YEARS)                                 WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
                1                                                     7%
                2                                                     7%
                3                                                     6%
                4                                                     5%
                5                                                     4%
                6                                                     3%
                7                                                     2%
           8 and over                                                 0%

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

                                                               ANNUAL MORTALITY
                                                               AND EXPENSE RISK
CONTRACT VALUE                                                      CHARGE
--------------------------------------------------------------------------------
Less than $25,000                                                   1.10%
At least $25,000 but less than $100,000                             0.95%
$100,000 or more                                                    0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                           Annual
                                                                                                        Rate(1)         Rider Charge
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                                         3%                0.25%
                                                                                                          5%                0.40%
------------------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                                    6%                0.75%
------------------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                                         ---                 0.25%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                                           3%                0.15%
                                                                                                          5%                0.25%
                                                                                                          6%(2)             0.30%
                                                                                                          7%(2)             0.35%
------------------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                            5%                0.30%
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                                                  ---                 0.25%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                                   ---                 0.40%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                                     5%                0.40%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                                  5%                0.45%
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                                    ---                 0.30%
------------------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                                              ---                 0.45%
   Issue Ages 81 and above                                                                              ---                 1.25%
------------------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit               6%                1.00%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                                   ---                 0.55%(3)
------------------------------------------------------------------------------------------------------------------------------------
Total Protection                                                                                        ---                 0.95%(4)
------------------------------------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                                           3%                0.40%
                                                                                                          4%                0.55%
                                                                                                          5%                0.70%
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                                             ---                 0.05%
------------------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                                            0-Year               0.70%(6)
                                                                                                       4-Year               0.60%(6)
------------------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
      attributable to Purchase Payments)                                7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you will pay
periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Account Administration Charge                                        $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
   Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.70%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                           Annual
                                                                                                         Rate(1)        Rider Charge
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                                                                    3%               0.25%
                                                                                                           5%               0.40%
------------------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                                     6%               0.75%
------------------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                                    ---                0.25%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit Rider                                                                      3%               0.15%
                                                                                                           5%               0.25%
                                                                                                           6%(2)            0.30%
                                                                                                           7%(2)            0.35%
------------------------------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider                   5%               0.30%
------------------------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                                             ---                0.25%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                                              ---                0.40%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                                                5%               0.40%
------------------------------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                            5%               0.45%
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) Rider                               ---                0.30%
------------------------------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
   Issue ages 80 and below                                                                               ---                0.45%
   Issue ages 81 and above                                                                               ---                1.25%
------------------------------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit                6%               1.00%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                                              ---                0.55%(3)
------------------------------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                                   ---                0.95%(3)
------------------------------------------------------------------------------------------------------------------------------------
Extra Credit Rider(4)                                                                                      3%               0.40%
                                                                                                           4%               0.55%
                                                                                                           5%               0.70%
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                                        ---                0.05%
------------------------------------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                                                                        0-Year             0.70%(5)
                                                                                                         4-Year             0.60%(5)
------------------------------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)          0.35%         4.12%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1            3           5           10
                                YEAR        YEARS       YEARS        YEARS
-----------------------------------------------------------------------------
If you surrender your
Contract at the end of        $  1,393     $  2,755    $  3,967     $  6,813
the applicable time
period
-----------------------------------------------------------------------------
If you do not surrender       $    773     $  2,254    $  3,652     $  6,813
or you annuitize your
Contract
-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.83         $   5.41            293,648
                                                           2007            $  9.18         $   9.83            663,688
                                                           2006(4)         $  9.03         $   9.18            245,629
AIM V.I. Capital Appreciation                              2005(3)         $  8.67         $   9.03            912,031
                                                           2004(2)         $  8.51         $   8.67            504,737
                                                           2003            $  6.87         $   8.51            565,823
                                                           2002            $  9.49         $   6.87            586,918
                                                           2001(1)         $ 10.00         $   9.49            259,530
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.54         $   6.58          1,890,443
AIM V.I. International Growth                              2007            $ 10.52         $  11.54          3,210,374
                                                           2006(4)         $ 10.00         $  10.52          1,040,624
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.58         $   7.24          1,189,533
AIM V.I. Mid Cap Core Equity                               2007            $ 10.10         $  10.58          1,029,894
                                                           2006(4)         $ 10.00         $  10.10             23,157
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.33         $   8.05          5,160,361
Direxion Dynamic VP HY Bond                                2007            $  9.91         $   9.33          4,064,852
                                                           2006(4)         $  9.74         $   9.91          4,064,852
                                                           2005(3)         $ 10.00         $   9.74          3,499,160
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.31         $   6.18            456,503
Dreyfus VIF International Value                            2007            $ 10.35         $  10.31            793,252
                                                           2006(4)         $ 10.00         $  10.35            210,233
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.09         $  10.06          1,176,122
                                                           2007            $  9.93         $  10.09            889,976
                                                           2006(4)         $  9.97         $   9.93            925,104
Federated Fund for U.S. Government Securities II           2005(3)         $ 10.21         $   9.97          1,232,440
                                                           2004(2)         $ 10.31         $  10.21            857,113
                                                           2003            $ 10.53         $  10.31          1,079,791
                                                           2002            $ 10.10         $  10.53          1,077,180
                                                           2001(1)         $ 10.00         $  10.10            146,321
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.76         $   8.32          2,012,010
                                                           2007            $ 11.91         $  11.76          2,132,746
                                                           2006(4)         $ 11.25         $  11.91          2,369,696
Federated High Income Bond II                              2005(3)         $ 11.49         $  11.25          2,064,235
                                                           2004(2)         $ 10.89         $  11.49          3,558,643
                                                           2003            $  9.34         $  10.89          3,010,362
                                                           2002            $  9.63         $   9.34          2,806,293
                                                           2001(1)         $ 10.00         $   9.63             97,378
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 15.36         $   8.43          3,006,932
                                                           2007            $ 13.68         $  15.36          4,279,483
                                                           2006(4)         $ 12.82         $  13.68          3,736,178
Fidelity(R) VIP Contrafund(R)                              2005(3)         $ 11.48         $  12.82          3,624,880
                                                           2004(2)         $ 10.41         $  11.48          1,630,836
                                                           2003            $  8.48         $  10.41            671,194
                                                           2002            $  9.80         $   8.48            153,755
                                                           2001(1)         $ 10.00         $   9.80             13,890
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.47         $   4.93            450,352
                                                           2007            $  9.75         $  11.47          1,933,772
                                                           2006(4)         $  9.69         $   9.75            859,761
Fidelity(R) VIP Growth Opportunities                       2005(3)         $  9.31         $   9.69            474,559
                                                           2004(2)         $  9.10         $   9.31            275,937
                                                           2003            $  7.34         $   9.10            276,631
                                                           2002            $  9.84         $   7.34             22,176
                                                           2001(1)         $ 10.00         $   9.84                 60
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.37         $   6.24          1,208,755
                                                           2007            $ 10.31         $  10.37          1,706,601
                                                           2006(4)         $  9.33         $  10.31          1,946,907
Fidelity(R) VIP Index 500                                  2005(3)         $  9.33         $   9.33            991,048
                                                           2004(2)         $  8.83         $   9.33            922,779
                                                           2003            $  7.21         $   8.83          1,104,675
                                                           2002            $  9.71         $   7.21            323,201
                                                           2001(1)         $ 10.00         $   9.71             48,004
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.44         $   9.64          1,579,693
                                                           2007            $ 10.47         $  10.44          1,737,213
                                                           2006(4)         $ 10.51         $  10.47          1,715,753
Fidelity(R) VIP Investment-Grade Bond                      2005(3)         $ 10.77         $  10.51          1,183,495
                                                           2004(2)         $ 10.80         $  10.77            956,947
                                                           2003            $ 10.75         $  10.80          1,129,075
                                                           2002            $ 10.20         $  10.75            823,421
                                                           2001(1)         $ 10.00         $  10.20            159,149
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.19         $   6.16            119,336
                                                           2007            $ 10.52         $  11.19            139,192
                                                           2006(4)         $ 10.12         $  10.52            146,557
Franklin Small-Mid Cap Growth Securities                   2005(3)         $ 10.10         $  10.12            206,461
                                                           2004(2)         $  9.47         $  10.10            348,236
                                                           2003            $  7.22         $   9.47          2,089,567
                                                           2002            $ 10.58         $   7.22            469,106
                                                           2001(1)         $ 10.00         $  10.58             32,971
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.33         $   6.80            564,006
                                                           2007            $ 11.03         $  11.33            399,094
                                                           2006(4)         $ 10.17         $  11.03            783,107
Neuberger Berman AMT Guardian                              2005(3)         $  9.81         $  10.17          1,369,079
                                                           2004(2)         $  8.86         $   9.81            651,455
                                                           2003            $  7.03         $   8.86            517,894
                                                           2002            $  9.99         $   7.03            662,053
                                                           2001(1)         $ 10.00         $   9.99            275,934
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 13.62         $   6.20          1,387,753
                                                           2007            $ 13.03         $  13.62          1,582,358
                                                           2006(4)         $ 12.14         $  13.03          1,405,944
Neuberger Berman AMT Partners                              2005(3)         $ 10.75         $  12.14          1,903,444
                                                           2004(2)         $  9.45         $  10.75            775,958
                                                           2003            $  7.31         $   9.45            375,234
                                                           2002            $ 10.08         $   7.31            107,019
                                                           2001(1)         $ 10.00         $  10.08             30,839
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.63         $   5.72            298,196
Oppenheimer Main Street Small Cap Fund(R)/VA               2007            $ 10.19         $   9.63            210,077
                                                           2006(4)         $ 10.00         $  10.19             95,279
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.25         $   9.77          1,381,976
PIMCO VIT Low Duration                                     2007            $  9.98         $  10.25            963,040
                                                           2006(4)         $ 10.00         $   9.98            702,942
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.75         $   9.56          1,705,351
                                                           2007            $ 10.16         $  10.75          2,193,575
PIMCO VIT Real Return                                      2006(4)         $ 10.54         $  10.16          2,238,653
                                                           2005(3)         $ 10.79         $  10.54          1,113,187
                                                           2004(2)         $ 10.35         $  10.79            567,709
                                                           2003            $ 10.00         $  10.35            956,322
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.44         $   5.73            119,660
PIMCO VIT StocksPLUS(R) Growth and Income                  2007            $ 10.22         $  10.44             72,180
                                                           2006(4)         $ 10.00         $  10.22              9,510
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.12         $  10.15          5,111,502
                                                           2007            $  9.73         $  10.12          3,991,087
PIMCO VIT Total Return                                     2006(4)         $  9.79         $   9.73          3,720,182
                                                           2005(3)         $  9.99         $   9.79          1,806,792
                                                           2004(2)         $  9.95         $   9.99            941,144
                                                           2003            $ 10.00         $   9.95            468,611
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 14.79         $   8.06         14,315,946
                                                           2007            $ 13.58         $  14.79         16,775,376
RVT CLS AdvisorOne Amerigo                                 2006(4)         $ 12.63         $  13.58         17,786,852
                                                           2005(3)         $ 12.07         $  12.63         14,817,353
                                                           2004(2)         $ 11.35         $  12.07         10,152,695
                                                           2003            $ 10.00         $  11.35          3,912,084
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.25         $   6.23          6,229,148
RVT CLS AdvisorOne Berolina                                2007            $ 10.23         $  11.25          6,951,164
                                                           2006(4)         $ 10.00         $  10.23          1,867,517
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.26         $   7.54          3,535,381
                                                           2007            $ 11.07         $  11.26          3,725,182
RVT CLS AdvisorOne Clermont                                2006(4)         $ 10.67         $  11.07          7,918,977
                                                           2005(3)         $ 10.73         $  10.67          9,671,475
                                                           2004(2)         $ 10.59         $  10.73          8,079,880
                                                           2003            $ 10.00         $  10.59          2,000,433
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 13.55         $   7.69            980,554
                                                           2007            $ 11.53         $  13.55          1,466,894
                                                           2006(4)         $ 10.80         $  11.53          1,132,515
Rydex VT All-Cap Opportunity                               2005(3)         $  9.92         $  10.80            884,915
(formerly Rydex VT Sector Rotation)                        2004(2)         $  9.35         $   9.92            821,735
                                                           2003            $  7.52         $   9.35            574,165
                                                           2002            $  9.97         $   7.52            463,440
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.95         $   5.05          1,049,782
                                                           2007            $ 12.82         $   8.95            243,633
                                                           2006(4)         $ 12.03         $  12.82            333,524
Rydex VT Banking                                           2005(3)         $ 12.92         $  12.03            176,298
                                                           2004(2)         $ 11.75         $  12.92            318,588
                                                           2003            $  9.31         $  11.75            290,367
                                                           2002            $  9.80         $   9.31            414,074
                                                           2001(1)         $ 10.00         $   9.80             25,890
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 17.16         $   8.98          1,046,113
                                                           2007            $ 13.38         $  17.16          2,278,900
                                                           2006(4)         $ 11.42         $  13.38          1,504,445
Rydex VT Basic Materials                                   2005(3)         $ 11.46         $  11.42            625,575
                                                           2004(2)         $  9.90         $  11.46            938,793
                                                           2003            $  7.86         $   9.90          2,901,717
                                                           2002            $  9.41         $   7.86             54,050
                                                           2001(1)         $ 10.00         $   9.41             58,258
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.50         $   5.49          1,105,938
                                                           2007            $  6.50         $   6.50            665,815
                                                           2006(4)         $  7.01         $   6.50            489,452
Rydex VT Biotechnology                                     2005(3)         $  6.62         $   7.01          2,069,802
                                                           2004(2)         $  6.83         $   6.62            375,042
                                                           2003            $  5.02         $   6.83            532,443
                                                           2002            $  9.59         $   5.02            583,099
                                                           2001(1)         $ 10.00         $   9.59             91,220
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.98         $   4.87            867,386
Rydex VT Commodities Strategy                              2007            $  7.95         $   9.98          1,109,866
                                                           2006(4)         $ 10.10         $   7.95            620,865
                                                           2005(3)         $ 10.00         $  10.10          1,094,179
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 13.15         $   9.65            580,932
                                                           2007            $ 12.36         $  13.15            960,251
                                                           2006(4)         $ 10.99         $  12.36          1,433,562
Rydex VT Consumer Products                                 2005(3)         $ 11.52         $  10.99            748,765
                                                           2004(2)         $ 10.61         $  11.52            394,566
                                                           2003            $  9.09         $  10.61            139,985
                                                           2002            $  9.85         $   9.09            250,664
                                                           2001(1)         $ 10.00         $   9.85             83,498
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 12.60         $   4.62          3,879,947
                                                           2007            $ 12.17         $  12.60          1,411,817
Rydex VT Dow 2x Strategy                                   2006(4)         $  9.73         $  12.17          1,937,611
                                                           2005(3)         $ 10.56         $   9.73            571,215
                                                           2004(2)         $ 10.00         $  10.56            168,831
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  4.46         $   2.13            591,223
                                                           2007            $  4.78         $   4.46            163,381
                                                           2006(4)         $  4.87         $   4.78            258,761
Rydex VT Electronics                                       2005(3)         $  4.89         $   4.87            250,722
                                                           2004(2)         $  6.54         $   4.89          1,097,195
                                                           2003            $  4.02         $   6.54          2,087,477
                                                           2002            $  8.11         $   4.02            995,883
                                                           2001(1)         $ 10.00         $   8.11             84,003
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 18.43         $   9.53          1,131,920
                                                           2007            $ 14.44         $  18.43          1,599,762
                                                           2006(4)         $ 13.47         $  14.44          1,838,284
Rydex VT Energy                                            2005(3)         $ 10.15         $  13.47          2,280,812
                                                           2004(2)         $  8.01         $  10.15          1,710,868
                                                           2003            $  6.80         $   8.01          1,768,493
                                                           2002            $  8.21         $   6.80            393,288
                                                           2001(1)         $ 10.00         $   8.21            226,716
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 15.31         $   6.22          1,411,686
                                                           2007            $ 11.66         $  15.31          2,208,855
                                                           2006(4)         $ 10.97         $  11.66          1,653,480
Rydex VT Energy Services                                   2005(3)         $  7.72         $  10.97          2,777,277
                                                           2004(2)         $  6.03         $   7.72          1,959,108
                                                           2003            $  5.81         $   6.03            704,239
                                                           2002            $  6.89         $   5.81            596,114
                                                           2001(1)         $ 10.00         $   6.89             85,820
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential Portfolio Aggressive                    2008(5)         $ 10.48         $   7.52            251,831
                                                           2007            $ 10.26         $  10.48            338,963
                                                           2006(4)         $ 10.00         $  10.26             42,811
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.24         $   8.74            444,993
Rydex VT Essential Portfolio Conservative                  2007            $ 10.04         $  10.24            292,316
                                                           2006(4)         $ 10.00         $  10.04              7,137
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.38         $   8.20            812,846
Rydex VT Essential Portfolio Moderate                      2007            $ 10.18         $  10.38            540,962
                                                           2006(4)         $ 10.00         $  10.18             39,058
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 14.65         $   6.33            629,556
                                                           2007            $ 13.53         $  14.65          2,596,792
                                                           2006(4)         $ 10.90         $  13.53          3,410,723
Rydex VT Europe 1.25x Strategy                             2005(3)         $ 10.70         $  10.90            819,629
                                                           2004(2)         $  9.62         $  10.70          2,595,308
                                                           2003            $  7.02         $   9.62          2,293,628
                                                           2002            $ 10.23         $   7.02             35,795
                                                           2001(1)         $ 10.00         $  10.23             34,265
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.08         $   4.52            562,323
                                                           2007            $ 11.68         $   9.08            296,354
                                                           2006(4)         $ 10.44         $  11.68            897,919
Rydex VT Financial Services                                2005(3)         $ 10.55         $  10.44            815,945
                                                           2004(2)         $  9.40         $  10.55          1,289,783
                                                           2003            $  7.61         $   9.40            709,165
                                                           2002            $  9.36         $   7.61            153,702
                                                           2001(1)         $ 10.00         $   9.36            243,491
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.96         $  15.20            828,018
                                                           2007            $ 10.42         $  10.96          1,196,379
                                                           2006(4)         $ 11.23         $  10.42          1,230,809
Rydex VT Government Long Bond 1.2x Strategy                2005(3)         $ 10.89         $  11.23          1,310,806
                                                           2004(2)         $ 10.48         $  10.89          1,694,958
                                                           2003            $ 11.01         $  10.48          3,673,332
                                                           2002            $  9.69         $  11.01            941,618
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.60         $   6.91          1,339,450
                                                           2007            $  9.46         $   9.60            970,689
                                                           2006(4)         $  9.39         $   9.46          1,146,339
Rydex VT Health Care                                       2005(3)         $  8.86         $   9.39          1,788,170
                                                           2004(2)         $  8.71         $   8.86            834,980
                                                           2003            $  7.01         $   8.71          1,431,342
                                                           2002            $  9.30         $   7.01            205,091
                                                           2001(1)         $ 10.00         $   9.30             48,367
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.00         $   7.29             47,986
Rydex VT Hedged Equity                                     2007            $ 10.12         $  10.00             55,293
                                                           2006(4)         $ 10.00         $  10.12            370,346
--------------------------------------------------------------------------------------------------------------------------
Rydex VT International Opportunity                         2008(5)         $ 10.00         $  10.40              3,048
(formerly Rydex VT International Rotation)
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.10         $   3.22            461,053
                                                           2007            $  5.77         $   6.10            538,120
                                                           2006(4)         $  5.49         $   5.77            737,253
Rydex VT Internet                                          2005(3)         $  5.81         $   5.49          1,155,217
                                                           2004(2)         $  5.24         $   5.81          1,053,391
                                                           2003            $  3.33         $   5.24          1,363,991
                                                           2002            $  6.13         $   3.33            993,714
                                                           2001(1)         $ 10.00         $   6.13             57,798
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  5.47         $   8.42            371,449
                                                           2007            $  6.27         $   5.47            907,451
Rydex VT Inverse Dow 2x Strategy                           2006(4)         $  8.37         $   6.27            890,609
                                                           2005(3)         $  8.60         $   8.37            358,891
                                                           2004(2)         $ 10.00         $   8.60             80,736
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  7.09         $   4.74            515,000
                                                           2007            $  7.76         $   7.09            717,731
Rydex VT Inverse Government Long Bond Strategy             2006(4)         $  7.49         $   7.76          1,622,590
                                                           2005(3)         $  8.25         $   7.49          1,028,915
                                                           2004(2)         $  9.65         $   8.25          1,171,671
                                                           2003            $ 10.00         $   9.65            408,600
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.51         $   8.37             60,916
                                                           2007            $  6.93         $   6.51             47,629
Rydex VT Inverse Mid-Cap Strategy                          2006(4)         $  7.52         $   6.93            274,299
                                                           2005(3)         $  8.55         $   7.52             84,568
                                                           2004(2)         $ 10.00         $   8.55              7,092
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  5.79         $   8.21            556,610
                                                           2007            $  6.82         $   5.79            707,288
                                                           2006(4)         $  7.22         $   6.82          1,270,513
Rydex VT Inverse NASDAQ-100(R) Strategy                    2005(3)         $  7.45         $   7.22          1,401,962
                                                           2004(2)         $  8.82         $   7.45          1,299,085
                                                           2003            $ 14.70         $   8.82          2,564,622
                                                           2002            $ 11.47         $  14.70          1,125,850
                                                           2001(1)         $ 10.00         $  11.47            209,105
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.57         $   7.85            308,747
                                                           2007            $  6.51         $   6.57            593,588
Rydex VT Inverse Russell 2000(R) Strategy                  2006(4)         $  7.72         $   6.51            535,985
                                                           2005(3)         $  8.32         $   7.72            864,274
                                                           2004(2)         $ 10.00         $   8.32            357,297
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  5.79         $   7.72            829,866
                                                           2007            $  5.99         $   5.79          1,445,420
                                                           2006(4)         $  6.77         $   5.99            998,525
Rydex VT Inverse S&P 500 Strategy                          2005(3)         $  7.12         $   6.77          2,646,567
                                                           2004(2)         $  8.28         $   7.12            806,337
                                                           2003            $ 11.32         $   8.28            879,810
                                                           2002            $  9.71         $  11.32          1,631,745
                                                           2001(1)         $ 10.00         $   9.71            287,090
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.49         $   6.10            879,220
                                                           2007            $ 11.17         $   9.49            600,469
                                                           2006(4)         $ 11.08         $  11.17            938,475
Rydex VT Japan 2x Strategy                                 2005(3)         $  9.61         $  11.08          2,079,167
(formerly Rydex VT Japan 1.25x Strategy)                   2004(2)         $  9.10         $   9.61            603,920
                                                           2003            $  6.90         $   9.10            659,214
                                                           2002            $  8.60         $   6.90             92,027
                                                           2001(1)         $ 10.00              ---                ---
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.86         $   4.32             94,936
                                                           2007            $  9.49         $   8.86            217,061
                                                           2006(4)         $  8.02         $   9.49            757,273
Rydex VT Leisure                                           2005(3)         $  8.80         $   8.02            137,826
                                                           2004(2)         $  7.42         $   8.80          1,930,981
                                                           2003            $  5.74         $   7.42          2,582,037
                                                           2002            $  7.03         $   5.74            235,691
                                                           2001(1)         $ 10.00         $   7.03             63,564
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 15.06         $   6.52            497,789
                                                           2007            $ 15.18         $  15.06            667,057
                                                           2006(4)         $ 14.34         $  15.18          1,058,888
Rydex VT Mid-Cap 1.5x Strategy                             2005(3)         $ 13.12         $  14.34            990,761
                                                           2004(2)         $ 11.22         $  13.12          1,032,326
                                                           2003            $  7.68         $  11.22            352,449
                                                           2002            $ 10.61         $   7.68            558,459
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.30         $   5.44             58,192
Rydex VT Multi-Cap Core Equity                             2007            $  9.94         $   9.30             46,830
                                                           2006(4)         $ 10.00         $   9.94                 20
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Hedge Strategies                            2008(5)         $ 10.03         $   7.81            307,179
(formerly Rydex VT Absolute Return Strategies)             2007            $ 10.09         $  10.03            246,252
                                                           2006(4)         $ 10.00         $  10.09            292,216
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.31         $   5.18            803,767
                                                           2007            $  8.25         $   9.31          1,285,483
                                                           2006(4)         $  8.15         $   8.25            635,169
Rydex VT NASDAQ-100(R)                                     2005(3)         $  8.41         $   8.15          1,411,920
                                                           2004(2)         $  8.03         $   8.41          5,132,355
                                                           2003            $  5.77         $   8.03          1,881,847
                                                           2002            $  9.84         $   5.77            636,910
                                                           2001(1)         $ 10.00         $   9.84            388,885
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.33         $   1.66          5,888,400
                                                           2007            $  5.16         $   6.33          4,195,532
                                                           2006(4)         $  5.14         $   5.16          2,644,052
Rydex VT NASDAQ-100(R)  2x Strategy                        2005(3)         $  5.53         $   5.14          3,820,761
                                                           2004(2)         $  5.05         $   5.53          4,170,028
                                                           2003            $  2.66         $   5.05          4,038,724
                                                           2002            $  9.08         $   2.66            539,558
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.19         $   4.01          3,128,829
                                                           2007            $  9.49         $   9.19          1,918,804
                                                           2006(4)         $  8.31         $   9.49          4,525,063
Rydex VT Nova                                              2005(3)         $  8.34         $   8.31          3,357,488
                                                           2004(2)         $  7.60         $   8.34          3,596,049
                                                           2003            $  5.70         $   7.60          2,374,008
                                                           2002            $  9.26         $   5.70          1,575,488
                                                           2001(1)         $ 10.00         $   9.26            103,132
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 25.74         $  15.15          1,172,695
                                                           2007            $ 22.48         $  25.74          1,257,020
                                                           2006(4)         $ 19.32         $  22.48          1,005,729
Rydex VT Precious Metals                                   2005(3)         $ 16.68         $  19.32          1,306,547
                                                           2004(2)         $ 20.31         $  16.68            675,179
                                                           2003            $ 15.05         $  20.31          1,200,293
                                                           2002            $ 10.79         $  15.05          1,816,577
                                                           2001(1)         $ 10.00         $  10.79             15,808
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 14.88         $   8.32            507,864
                                                           2007            $ 19.21         $  14.88            526,508
                                                           2006(4)         $ 15.34         $  19.21          1,418,072
Rydex VT Real Estate                                       2005(3)         $ 14.94         $  15.34            637,762
                                                           2004(2)         $ 12.04         $  14.94            882,515
                                                           2003            $  9.65         $  12.04            730,095
                                                           2002            $ 10.19         $   9.65             74,907
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.15         $   5.88            142,664
                                                           2007            $ 10.93         $   9.15            120,908
                                                           2006(4)         $ 10.37         $  10.93            648,726
Rydex VT Retailing                                         2005(3)         $ 10.26         $  10.37            270,900
                                                           2004(2)         $  9.74         $  10.26            211,853
                                                           2003            $  7.51         $   9.74            565,974
                                                           2002            $ 10.05         $   7.51            166,404
                                                           2001(1)         $ 10.00         $  10.05             97,543
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 12.77         $   5.95            452,351
                                                           2007            $ 14.30         $  12.77            351,049
                                                           2006(4)         $ 12.35         $  14.30          1,257,957
Rydex VT Russell 2000(R) 1.5x Strategy                     2005(3)         $ 12.41         $  12.35            901,314
                                                           2004(2)         $ 10.35         $  12.41          2,349,970
                                                           2003            $  6.58         $  10.35          4,573,132
                                                           2002            $ 10.64         $   6.58            278,131
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.62         $   2.79            911,775
Rydex VT Russell 2000(R) 2x Strategy                       2007            $ 10.30         $   8.62            322,451
                                                           2006(4)         $ 10.00         $  10.30            112,728
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.81         $   3.01          2,685,033
                                                           2007            $ 10.18         $   9.81          1,384,171
                                                           2006(4)         $  8.59         $  10.18          1,401,544
Rydex VT S&P 500 2x Strategy                               2005(3)         $  8.67         $   8.59          1,004,434
                                                           2004(2)         $  7.75         $   8.67          1,064,347
                                                           2003            $  5.22         $   7.75            646,422
                                                           2002            $ 10.09         $   5.22             87,267
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.02         $   5.78            593,979
                                                           2007            $  9.97         $  10.02          1,242,551
Rydex VT S&P 500 Pure Growth                               2006(4)         $  9.88         $   9.97            984,181
(formerly Rydex VT Large Cap Growth)                       2005(3)         $ 10.13         $   9.88            790,360
                                                           2004(2)         $ 10.00         $  10.13          1,214,440
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.14         $   5.48            626,829
Rydex VT S&P 500 Pure Value                                2007            $ 12.30         $  11.14          1,214,614
(formerly Rydex VT Large Cap Value)                        2006(4)         $ 10.91         $  12.30          2,795,600
                                                           2005(3)         $ 10.93         $  10.91          1,028,833
                                                           2004(2)         $ 10.00         $  10.93            521,378
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.55         $   7.07            773,682
                                                           2007            $ 11.12         $  11.55          1,042,449
Rydex VT S&P MidCap 400 Pure Growth (formerly Rydex VT     2006(4)         $ 11.26         $  11.12            725,065
Mid Cap Growth)                                            2005(3)         $ 10.54         $  11.26          2,134,324
                                                           2004(2)         $ 10.00         $  10.54          1,294,200
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.87         $   6.41            450,510
Rydex VT S&P MidCap 400 Pure Value (formerly Rydex VT Mid  2007            $ 13.03         $  11.87            712,271
Cap Value)                                                 2006(4)         $ 11.62         $  13.03            946,872
                                                           2005(3)         $ 11.19         $  11.62            679,019
                                                           2004(2)         $ 10.00         $  11.19            917,533
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.30         $   7.11            648,540
Rydex VT S&P SmallCap 600 Pure Growth (formerly Rydex VT   2007            $ 11.82         $  11.30            378,078
Small Cap Growth)                                          2006(4)         $ 11.45         $  11.82          1,083,924
                                                           2005(3)         $ 11.25         $  11.45          1,211,994
                                                           2004(2)         $ 10.00         $  11.25          1,565,519
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  9.92         $   5.37            510,605
Rydex VT S&P SmallCap 600 Pure Value (formerly Rydex VT    2007            $ 13.00         $   9.92            439,967
Small Cap Value)                                           2006(4)         $ 11.39         $  13.00          1,252,309
                                                           2005(3)         $ 11.47         $  11.39            806,438
                                                           2004(2)         $ 10.00         $  11.47          2,418,588
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  7.19         $   7.27            103,720
Rydex VT Strengthening Dollar 2x Strategy                  2007            $  8.42         $   7.19            367,262
                                                           2006(4)         $  9.84         $   8.42            227,822
                                                           2005(3)         $ 10.00         $   9.84                ---
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  6.69         $   3.50            796,309
                                                           2007            $  6.33         $   6.69          1,501,172
                                                           2006(4)         $  6.24         $   6.33          1,287,248
Rydex VT Technology                                        2005(3)         $  6.32         $   6.24            906,124
                                                           2004(2)         $  6.52         $   6.32          1,109,050
                                                           2003            $  4.22         $   6.52            742,700
                                                           2002            $  7.23         $   4.22            777,972
                                                           2001(1)         $ 10.00         $   7.23            107,433
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.22         $   4.31            872,496
                                                           2007            $  7.86         $   8.22            908,410
                                                           2006(4)         $  6.87         $   7.86          1,437,461
Rydex VT Telecommunications                                2005(3)         $  7.09         $   6.87            111,399
                                                           2004(2)         $  6.57         $   7.09            682,117
                                                           2003            $  5.13         $   6.57            780,580
                                                           2002            $  8.86         $   5.13            950,713
                                                           2001(1)         $ 10.00         $   8.86             30,609
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.23         $   7.33            313,388
                                                           2007            $ 11.71         $  10.23            126,316
                                                           2006(4)         $ 11.38         $  11.71            633,425
Rydex VT Transportation                                    2005(3)         $ 10.95         $  11.38            606,221
                                                           2004(2)         $  9.30         $  10.95            887,391
                                                           2003            $  8.06         $   9.30            267,314
                                                           2002            $  9.52         $   8.06            516,183
                                                           2001(1)         $ 10.00         $   9.52             35,370
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.42         $   8.15         33,899,383
                                                           2007            $  8.46         $   8.42         26,738,245
                                                           2006(4)         $  8.51         $   8.46         17,240,772
Rydex VT U.S. Government Money Market                      2005(3)         $  8.71         $   8.51         15,562,032
                                                           2004(2)         $  9.07         $   8.71         11,866,677
                                                           2003            $  9.47         $   9.07         17,598,158
                                                           2002            $  9.84         $   9.47         15,037,054
                                                           2001(1)         $ 10.00         $   9.84          2,766,898
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $  8.16         $   5.50          1,210,528
                                                           2007            $  7.55         $   8.16          2,893,890
                                                           2006(4)         $  6.52         $   7.55          3,585,491
Rydex VT Utilities                                         2005(3)         $  6.15         $   6.52          2,291,948
                                                           2004(2)         $  5.47         $   6.15          1,465,726
                                                           2003            $  4.56         $   5.47            569,941
                                                           2002            $  7.08         $   4.56          4,549,866
                                                           2001(1)         $ 10.00         $   7.08             19,090
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 12.73         $  10.70            559,995
Rydex VT Weakening Dollar 2x Strategy                      2007            $ 11.25         $  12.73            579,358
                                                           2006(4)         $ 10.06         $  11.25            315,037
                                                           2005(3)         $ 10.00         $  10.06            151,309
--------------------------------------------------------------------------------------------------------------------------
SBL All Cap Value                                          2008(5)         $ 10.00         $  10.51                  0
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

                                                                           ACCUMULATION UNIT VALUE
                                                                          -------------------------     ACCUMULATION UNITS
                                                                          BEGINNING         END OF        OUTSTANDING AT
                       SUBACCOUNT                          YEAR           OF PERIOD         PERIOD         END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 15.13         $   8.95          1,406,380
                                                           2007            $ 14.48         $  15.13          2,662,966
                                                           2006(4)         $ 12.86         $  14.48          2,810,777
SBL Global                                                 2005(3)         $ 11.80         $  12.86          2,600,193
                                                           2004(2)         $ 10.35         $  11.80            970,423
                                                           2003            $  7.52         $  10.35            394,065
                                                           2002            $ 10.13         $   7.52             62,615
                                                           2001(1)         $ 10.00         $  10.13              8,618
--------------------------------------------------------------------------------------------------------------------------
SBL Large Cap Value                                        2008(5)         $ 10.00         $  10.27                353
--------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth                                         2008(5)         $ 10.00         $  10.48              3,397
--------------------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value                                          2008(5)         $ 10.00         $  11.08             11,214
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 21.38         $  12.60            636,461
                                                           2007            $ 20.21         $  21.38            716,354
SBL Small Cap Value                                        2006(4)         $ 18.56         $  20.21            751,721
                                                           2005(3)         $ 16.89         $  18.56            711,839
                                                           2004(2)         $ 14.62         $  16.89            400,922
                                                           2003            $ 10.00         $  14.62            300,056
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 30.29         $  13.70             99,100
                                                           2007            $ 24.60         $  30.29             26,979
                                                           2006(4)         $ 20.07         $  24.60             31,702
Templeton Developing Markets Securities                    2005(3)         $ 16.45         $  20.07             47,664
                                                           2004(2)         $ 13.78         $  16.45            101,168
                                                           2003            $  9.41         $  13.78            136,333
                                                           2002            $  9.84         $   9.41             45,322
                                                           2001(1)         $ 10.00         $   9.84             21,180
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 13.64         $   7.78            102,458
                                                           2007            $ 12.35         $  13.64            125,330
                                                           2006(4)         $ 10.63         $  12.35            161,115
Templeton Foreign Securities                               2005(3)         $ 10.09         $  10.63            397,060
                                                           2004(2)         $  8.90         $  10.09            684,526
                                                           2003            $  7.04         $   8.90            764,342
                                                           2002            $  9.04         $   7.04            270,057
                                                           2001(1)         $ 10.00         $   9.04             63,480
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 10.19         $   9.91             51,813
Van Kampen LIT Government                                  2007            $  9.94         $  10.19            206,836
                                                           2006(4)         $ 10.00         $   9.94                254
--------------------------------------------------------------------------------------------------------------------------
                                                           2008(5)         $ 11.64         $   6.67            466,160
                                                           2007            $ 11.41         $  11.64            766,556
                                                           2006(4)         $ 10.62         $  11.41            716,241
Wells Fargo Advantage VT Opportunity                       2005(3)         $ 10.29         $  10.62          1,070,295
                                                           2004(2)         $  9.10         $  10.29            676,311
                                                           2003            $  6.94         $   9.10            244,277
                                                           2002            $  9.91         $   6.94             64,855
                                                           2001(1)         $ 10.00         $   9.91            265,116
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

(1)   For the period of April 2, 2001 (date of inception) through December 31,
      2001.

(2) For the period of April 29, 2004 (date of inception) through December 31, 2004, for the Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse Russell 2000(R) Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT Dow 2x Strategy, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, and Rydex VT S&P SmallCap 600 Pure Value Subaccounts.

(3) For the period of January 26. 2005 (date of inception) through December 31, 2005 for the Direxion Dynamic VP HY Bond Subaccount and the Potomac VP Money Market Subaccount, and for the period of November 11, 2005 (date of inception) through December 31, 2005 for the Rydex VT Commodities Strategy, Rydex VT Strengthening Dollar 2x Strategy, and the Rydex VT Weakening Dollar 2x Strategy Subaccounts.

(4) For the period of November 10. 2006 (date of inception) through December 31, 2006 for the AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus VIF International Value, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth and Income, RVT CLS AdvisorOne Berolina, Rydex VT Multi-Hedge Strategies, Rydex VT Russell 2000(R) 2x Strategy, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Van Kampen LIT Government Subaccounts.

(5) For the period of November 17. 2008 (date of inception) through December 31, 2008 for the Rydex VT International Opportunity, SBL All Cap Value, SBL Large Cap Value, SBL Mid Cap Growth, and SBL Mid Cap Value Subaccounts.


--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.


PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.05% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

      ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     6% Dollar for Dollar Guaranteed Minimum Income Benefit;

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

* Provides a death benefit.

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT -- The 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider may be purchased when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

                                              TOTAL NUMBER
PAYMENT FREQUENCY                              OF PAYMENTS
----------------------------------------------------------
   Monthly                                        180
  Quarterly                                        60
  Semiannual                                       30
    Annual                                         15
----------------------------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.

      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------

death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/ or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------

      payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

DEATH BENEFIT - RETURN OF PREMIUM BEYOND ISSUE AGE 80 (FLORIDA ONLY) -- This rider is available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner

--------------------------------------------------------------------------------
                                       34

--------------------------------------------------------------------------------

dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      See the discussion under "Death Benefit."

ANNUAL STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA ONLY) -- This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under "Death Benefit."

6% DOLLAR FOR DOLLAR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

--------------------------------------------------------------------------------
                                       35

--------------------------------------------------------------------------------

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or

--------------------------------------------------------------------------------
                                       36

--------------------------------------------------------------------------------

Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*                       BENEFIT AMOUNT*
--------------------------------------------------------
        5%                                    130%
        6%                                    110%
        7%                                    100%
--------------------------------------------------------

* A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each

--------------------------------------------------------------------------------
                                       37

--------------------------------------------------------------------------------

Owner and Annuitant at the time the rider is purchased is age 85 or younger.


      If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount. You should consult a tax adviser before purchasing the Guaranteed Minimum Withdrawal Benefit rider with a Qualified Contract.


TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth

--------------------------------------------------------------------------------
                                       38

--------------------------------------------------------------------------------

anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.


      Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before purchasing the Total Protection rider or resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.


EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

--------------------------------------------------------------------------------
                                       39

--------------------------------------------------------------------------------

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                                     RATE OF RETURN
INTEREST RATE                       (NET OF EXPENSES)
-----------------------------------------------------
     3%                                  -5.00%
     4%                                  -1.50%
     5%                                   0.80%
-----------------------------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

       0-YEAR SCHEDULE               4-YEAR SCHEDULE
-------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE   WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
-------------------------------------------------------
  0 and over         0%             1            7%
                                    2            7%
                                    3            6%
                                    4            5%
                               5 and over        0%
-------------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge

--------------------------------------------------------------------------------
                                       40

--------------------------------------------------------------------------------

schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.


      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.


      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a "CDSC Credit") to such a customer's Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

AUTOMATIC BONUS CREDIT -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract

--------------------------------------------------------------------------------
                                       41

--------------------------------------------------------------------------------

during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone

--------------------------------------------------------------------------------
                                       42

--------------------------------------------------------------------------------

provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------


                                                                                     NUMBER OF
                                                                                    ROUND TRIP
                             SUBACCOUNT                                              TRANSFERS
----------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II,
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne
Clermont; All Rydex Subaccounts, EXCEPT Rydex VT All-Cap Opportunity, Rydex VT      Unlimited
Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT
Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex
VT Hedged Equity, Rydex VT International Opportunity, Rydex VT Multi-Cap Core
Equity, and Rydex VT Multi-Hedge Strategies
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return,
Rydex VT All-Cap Opportunity, Rydex VT Commodities Strategy, Rydex VT Essential
Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT              4(1)
Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT International
Opportunity, Rydex VT Multi-Cap Core Equity, Rydex VT Multi-Hedge Strategies,
SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid
Cap Value, and SBL Small Cap Value
----------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                        2(3)
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                   2(1)
----------------------------------------------------------------------------------------------
Federated High Income Bond II                                                          1(1)
----------------------------------------------------------------------------------------------
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Fidelity VIP
Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity
Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger             1(2)
Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street
Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth &
Income, Templeton Developing Markets Securities, Templeton Foreign Securities,
and Van Kampen LIT Government
----------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business

--------------------------------------------------------------------------------
                                       45

--------------------------------------------------------------------------------

on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, and the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

--------------------------------------------------------------------------------
                                       46

--------------------------------------------------------------------------------

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must

--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------

be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.

      Any requests to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site.

      The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company.

--------------------------------------------------------------------------------
                                       48

--------------------------------------------------------------------------------

If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

--------------------------------------------------------------------------------
                                       49

--------------------------------------------------------------------------------

      If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit - Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following

--------------------------------------------------------------------------------
                                       50

--------------------------------------------------------------------------------

the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

--------------------------------------------------------------------------------
  PURCHASE PAYMENT, CDSC CREDIT OR                               WITHDRAWAL
     BONUS CREDIT AGE (IN YEARS)                                   CHARGE
--------------------------------------------------------------------------------
                  1                                                  7%
                  2                                                  7%
                  3                                                  6%
                  4                                                  5%
                  5                                                  4%
                  6                                                  3%
                  7                                                  2%
             8 and over                                              0%
--------------------------------------------------------------------------------

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may

--------------------------------------------------------------------------------
                                       51

--------------------------------------------------------------------------------

be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                                            ANNUAL MORTALITY AND
CONTRACT VALUE                                               EXPENSE RISK CHARGE
--------------------------------------------------------------------------------
Less than $25,000                                                   1.10%
At least $25,000 but less
   than $100,000                                                    0.95%
$100,000 or more                                                    0.85%
--------------------------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.


ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL All Cap Value, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, and SBL Small Cap Value Subaccounts; 0.35% for the AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the Rydex Subaccounts and the PIMCO VIT Global Bond (Unhedged), PIMCO VIT High Yield, and Van Kampen LIT Government Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS(R) Growth and Income, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.


ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this

--------------------------------------------------------------------------------
                                       52

--------------------------------------------------------------------------------

charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
-----------------------------------------------------------------------------------------------------------
                                                                                                  Annual
                                                                                    Rate(1)    Rider Charge
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                      3%          0.25%
                                                                                       5%          0.40%
-----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                 6%          0.75%
-----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                      ---           0.25%
-----------------------------------------------------------------------------------------------------------
Guaranteed Growth Death Benefit                                                        3%          0.15%
                                                                                       5%          0.25%
                                                                                       6%(2)       0.30%
                                                                                       7%(2)       0.35%
-----------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                         5%          0.30%
-----------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                               ---           0.25%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                ---           0.40%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                  5%          0.40%
-----------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit               5%          0.45%
-----------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                 ---           0.30%
-----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                           ---           0.45%
   Issue Ages 81 and above                                                           ---           1.25%
-----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
   Death Benefit                                                                       6%          1.00%
-----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                ---           0.55%(3)
-----------------------------------------------------------------------------------------------------------
Total Protection                                                                     ---           0.95%(4)
-----------------------------------------------------------------------------------------------------------
Extra Credit(5)                                                                        3%          0.40%
                                                                                       4%          0.55%
                                                                                       5%          0.70%
-----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                          ---           0.05%
-----------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                         0-Year         0.70%(6)
                                                                                    4-Year         0.60%(6)
-----------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

--------------------------------------------------------------------------------
                                       58

--------------------------------------------------------------------------------

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."


      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Govern-

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

ment Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).


      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has

--------------------------------------------------------------------------------
                                       60

--------------------------------------------------------------------------------

additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.


INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if

--------------------------------------------------------------------------------
                                       61

--------------------------------------------------------------------------------

any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial profes-

--------------------------------------------------------------------------------
                                       62

--------------------------------------------------------------------------------

sional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan

--------------------------------------------------------------------------------
                                       63

--------------------------------------------------------------------------------

or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2009 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio

--------------------------------------------------------------------------------
                                       64

--------------------------------------------------------------------------------

as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. In 2009, the regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and conversions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There

--------------------------------------------------------------------------------
                                       65

--------------------------------------------------------------------------------

are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION


INVESTMENT ADVISORY FEES -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the

--------------------------------------------------------------------------------
                                       66

--------------------------------------------------------------------------------

investment advisory services, including fees and expenses.


VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule,

--------------------------------------------------------------------------------
                                       67

--------------------------------------------------------------------------------

or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- IF THE ELECTRONIC PRIVILEGES SECTION OF THE APPLICATION OR THE PROPER FORM HAS BEEN COMPLETED, SIGNED, AND FILED AT THE COMPANY'S ADMINISTRATIVE OFFICE, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts

--------------------------------------------------------------------------------
                                       68

--------------------------------------------------------------------------------

described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2008, 2007, and 2006, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the

--------------------------------------------------------------------------------
                                       69

--------------------------------------------------------------------------------

Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., and Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.




PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

--------------------------------------------------------------------------------
                                       70

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


      FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       71

--------------------------------------------------------------------------------

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that the investment objective of any Underlying Fund will be met.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital            Series I       Growth of capital       Invesco Aim Advisors, Inc.
Appreciation Fund                                                  11 Greenway Plaza, Suite 100
                                                                   Houston, TX 77046-1180
                                                                   (Investment Adviser)

                                                                   AIM Funds Management Inc., 5140 Yonge Street,
                                                                   Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                   (Sub-adviser)

                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                   (Sub-adviser)

                                                                   Invesco Institutional (N.A.), Inc., One
                                                                   Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                   Suite 100, Atlanta, GA 30309 (Sub-adviser)

                                                                   Invesco Senior Secured Management, Inc., 1166
                                                                   Avenue of the Americas, New York, NY 10036
                                                                   (Sub-adviser)

                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management (Japan) Limited,
                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                   Japan (Sub-adviser)

                                                                   Invesco Asset Management Deutschland GmbH,
                                                                   Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                   (Sub-adviser)

                                                                   Invesco Australia Limited, 333 Collins
                                                                   Street, Level 26, Melbourne Vic 3000,
                                                                   Australia (Sub-adviser)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       72

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE     INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. International      Series II      Long-term growth of     Invesco Aim Advisors, Inc.
Growth Fund                                capital                 11 Greenway Plaza, Suite 100
                                                                   Houston, TX 77046-1183
                                                                   (Investment Adviser)

                                                                   AIM Funds Management Inc., 5140 Yonge Street,
                                                                   Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                   (Sub-adviser)

                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                   (Sub-adviser)

                                                                   Invesco Institutional (N.A.), Inc., One
                                                                   Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                   Suite 100, Atlanta, GA 30309
                                                                   (Sub-adviser)

                                                                   Invesco Senior Secured Management, Inc., 1166
                                                                   Avenue of the Americas, New York, NY 10036
                                                                   (Sub-adviser)

                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management (Japan) Limited,
                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                   Japan (Sub-adviser)

                                                                   Invesco Asset Management Deutschland GmbH,
                                                                   Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                   (Sub-adviser)

                                                                   Invesco Australia Limited, 333 Collins
                                                                   Street, Level 26, Melbourne Vic 3000,
                                                                   Australia (Sub-adviser)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       73

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap            Series II      Long-term growth of     Invesco Aim Advisors, Inc.
Core Equity Fund                           capital                 11 Greenway Plaza, Suite 100
                                                                   Houston, TX 77046-1184
                                                                   (Investment Adviser)

                                                                   AIM Funds Management Inc., 5140 Yonge Street,
                                                                   Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                   (Sub-adviser)

                                                                   Invesco Global Asset Management (N.A.), Inc.,
                                                                   One Midtown Plaza, 1360 Peachtree Street,
                                                                   N.E., Suite 100, Atlanta, GA 30309
                                                                   (Sub-adviser)

                                                                   Invesco Institutional (N.A.), Inc., One
                                                                   Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                   Suite 100, Atlanta, GA 30309 (Sub-adviser)

                                                                   Invesco Senior Secured Management, Inc., 1166
                                                                   Avenue of the Americas, New York, NY 10036
                                                                   (Sub-adviser)

                                                                   Invesco Hong Kong Limited, 32nd Floor, Three
                                                                   Pacific Place, 1 Queen's Road East, Hong Kong
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management Limited, 30 Finsbury
                                                                   Square, London, EC2A 1AG, United Kingdom
                                                                   (Sub-adviser)

                                                                   Invesco Asset Management (Japan) Limited,
                                                                   25th Floor, Shiroyama Trust Tower, 3-1,
                                                                   Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                   Japan (Sub-adviser)

                                                                   Invesco Asset Management Deutschland GmbH,
                                                                   Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                   (Sub-adviser)

                                                                   Invesco Australia Limited, 333 Collins
                                                                   Street, Level 26, Melbourne Vic 3000,
                                                                   Australia (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY                     To maximize total       Rafferty Asset Management, LLC
Bond Fund                                  return (income plus     500 Fifth Avenue, Suite 415
                                           capital appreciation)   New York, NY 10110-0402
                                           by investing
                                           primarily in
                                           debtinstruments,
                                           includingconvertible
                                           securities, and
                                           derivatives of such
                                           instruments, withan
                                           emphasis on
                                           lower-quality debt
                                           instruments.
----------------------------------------------------------------------------------------------------------------
Dreyfus VIF                   Service      Long-term capital       The Dreyfus Corporation
International                              growth                  200 Park Avenue
Value Portfolio                                                    New York, NY 10166-0039
----------------------------------------------------------------------------------------------------------------
Federated Fund for                         Current income          Federated Investment Management Company
U.S. Government                                                    Federated Investors Tower
Securities II                                                      1001 Liberty Avenue
                                                                   Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       74

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Federated High              Service        High current income     Federated Investment Management Company
Income Bond Fund II                                                Federated Investors Tower
                                                                   1001 Liberty Avenue
                                                                   Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP          Service Class 2   Long-term capital       Fidelity Management & Research Company
Contrafund(R)                              appreciation            82 Devonshire Street
                                                                   Boston, MA 02109-3605
                                                                   (Investment Adviser)

                                                                   FMR Co., Inc.; Fidelity Management Research
                                                                   (U.K.) Inc.; Fidelity Management & Research
                                                                   (Far East) Inc.; and Fidelity Investments
                                                                   Japan Limited (Sub-advisers)
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth   Service Class 2   Capital growth          Fidelity Management & Research Company
Opportunities                                                      82 Devonshire Street
                                                                   Boston, MA 02109-3605
                                                                   (Investment Adviser)

                                                                   FMR Co., Inc.; Fidelity Management Research
                                                                   (U.K.) Inc.; Fidelity Management & Research
                                                                   (Far East) Inc.; and Fidelity Investments
                                                                   Japan Limited (Sub-advisers)
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP          Service Class 2   Investment results      Fidelity Management & Research Company
Index 500                                  that correspond to      82 Devonshire Street
                                           the total return of     Boston, MA 02109-3605
                                           common stocks           (Investment Adviser)
                                           publicly traded in
                                           the United States, as   FMR Co., Inc.
                                           represented by the      (Sub-adviser)
                                           S&P 500(R)
                                                                   Geode
                                                                   53 State Street
                                                                   Boston, MA 02109
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP          Service Class 2   High level of current   Fidelity Management & Research Company
Investment Grade Bond                      income as is            82 Devonshire Street
                                           consistent with the     Boston, MA 02109-3605
                                           preservation of         (Investment Adviser)
                                           capital
                                                                   Fidelity Investments Money Management, Inc.
                                                                   One Spartan Way
                                                                   Merrimack, NH 03054
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap       Class 2       Long-term capital       Franklin Advisers, Inc.
Growth Securities Fund                     growth                  One Franklin Parkway
                                                                   San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Class  I      Long-term growth of     Neuberger Berman Management LLC
Guardian                                   capital; current        605 Third Avenue, 2nd Floor
                                           income is a secondary   New York, NY 10158-3698
                                           goal                    (Investment Adviser)

                                                                   Neuberger Berman, LLC
                                                                   605 Third Avenue
                                                                   New York, NY 10158-3698
                                                                   (Sub-adviser)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       75

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT         Class I       Growth of capital       Neuberger Berman Management LLC
Partners                                                           605 Third Avenue, 2nd Floor
                                                                   New York, NY 10158-3698
                                                                   (Investment Adviser)

                                                                   Neuberger Berman, LLC
                                                                   605 Third Avenue
                                                                   New York, NY 10158-3698
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main             Service       This Fund invests in    OppenheimerFunds, Inc.
Street Small Cap                           a well-diversified      Two World Financial Center
Fund(R)/VA                                 mix of smaller          225 Liberty Street, 11th Floor
                                           company stocks for      New York, NY 10281
                                           capital appreciation
                                           potential.
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration   Administrative    Seeks maximum total     Pacific Investment Management Company LLC
Portfolio                                  return consistent       rr840 Newport Center Drive, Suite 100
                                           with preservation of    Newport Beach, CA 92660-6398
                                           capital and prudent
                                           investment management
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real           Administrative    Maximum real return     Pacific Investment Management Company LLC
Return Portfolio                           consistent with         840 Newport Center Drive, Suite 100
                                           preservation of real    Newport Beach, CA 92660-6398
                                           capital and prudent
                                           investment management

----------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R)  Administrative    The Portfolio seeks     Pacific Investment Management Company LLC
Growth and Income                          total return which      840 Newport Center Drive, Suite 100
                                           exceeds that of the     Newport Beach, CA 92660-6398
                                           S&P 500
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return   Administrative    Maximum total return    Pacific Investment Management Company LLC
Portfolio                                  consistent with         840 Newport Center Drive, Suite 100
                                           preservation of         Newport Beach, CA 92660-6398
                                           capital and prudent
                                           investment management
----------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                         Long-term growth of     Rydex Investments
Amerigo Fund                               capital without         9601 Blackwell Rd., Suite 500
                                           regard to current       Rockville, MD 20850-6478
                                           income                  (Investment Adviser)

                                                                   CLS Investment Firm, LLC
                                                                   4020 South 147th Street
                                                                   Omaha, NE 68137-5401
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                         To provide growth of    Rydex Investments
Berolina Fund                              capital and total       9601 Blackwell Road, Suite 500
                                           return                  Rockville, MD 20850-6478
                                                                   (Investment Adviser)

                                                                   CLS Investment Firm, LLC
                                                                   4020 South 147th St.
                                                                   Omaha, NE 68137
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                         Current income and      Rydex Investments
Clermont Fund                              growth of capital       9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
                                                                   (Investment Adviser)

                                                                   CLS Investment Firm, LLC
                                                                   4020 South 147th St.
                                                                   Omaha, NE 68137
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       76

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Rydex VT All-Cap                           Long-term capital       Rydex Investments
Opportunity Fund                           appreciation            9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                      Capital appreciation    Rydex Investments
                                                                   9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Basic                             Capital appreciation    Rydex Investments
Materials Fund                                                     9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                     Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                       Seeks to provide        Rydex Investments
Strategy Fund                              investment results      9601 Blackwell Road, Suite 500
                                           that correlate to the   Rockville, MD 20850-6478
                                           performance of a
                                           benchmark for
                                           commodities. The
                                           Fund's current
                                           benchmark is the
                                           GSCI(R) Total Return
                                           Index.
----------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                          Capital appreciation    Rydex Investments
Products Fund                                                      9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x                            Investment results      Rydex Investments
Strategy Fund                              that correlate to the   9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                       Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                       Capital appreciation    Rydex Investments
                                                                   9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Energy                            Capital appreciation    Rydex Investments
Services Fund                                                      9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential                         The Essential           Rydex Investments
Portfolio Aggressive                       Portfolio Aggressive    9601 Blackwell Road, Suite 500
Fund                                       Fund's objective is     Rockville, MD 20850-6478
                                           to primarily seek
                                           growth of capital.
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential                         The Essential           Rydex Investments
Portfolio Conservative                     Portfolio               9601 Blackwell Road, Suite 500
Fund                                       Conservative Fund's     Rockville, MD 20850-6478
                                           objective is to
                                           primarily seek
                                           preservation of
                                           capital and,
                                           secondarily, to seek
                                           long-term growth of
                                           capital.
----------------------------------------------------------------------------------------------------------------
Rydex VT Essential                         The Essential           Rydex Investments
Portfolio Moderate                         Portfolio Moderate      9601 Blackwell Road, Suite 500
Fund                                       Fund's objective is     Rockville, MD 20850-6478
                                           to primarily seek
                                           growth of capital
                                           and, secondarily, to
                                           seek preservation of
                                           capital.
----------------------------------------------------------------------------------------------------------------
Rydex VT Europe                            Investment results      Rydex Investments
1.25x Strategy Fund                        that correlate to the   9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Financial                         Capital appreciation    Rydex Investments
Services Fund                                                      9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       77

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Rydex VT Government                        Investment results      Rydex Investments
Long Bond 1.2x                             that correspond to a    9601 Blackwell Road, Suite 500
Strategy Fund                              benchmark for U.S.      Rockville, MD 20850-6478
                                           Government securities
----------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                       Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Hedged Equity                     Seeks to provide        Rydex Investments
Fund                                       capital appreciation    9601 Blackwell Road, Suite 500
                                           consistent with the     Rockville, MD 20850-6478
                                           return and risk
                                           characteristics of
                                           the long/short hedge
                                           fund universe
----------------------------------------------------------------------------------------------------------------
Rydex VT International                     Long-term capital       Rydex Investments
Opportunity Fund                           appreciation            9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                     Capital appreciation    Rydex Investments
                                                                   9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x                    Investment results      Rydex Investments
Strategy Fund                              that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                           Total return            Rydex Investments
Government Long                                                    9601 Blackwell Road, Suite 500
Bond Strategy Fund                                                 Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                           Investment results      Rydex Investments
Mid-Cap Strategy Fund                      that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                           Investment results      Rydex Investments
NASDAQ-100(R) Strategy                     that will match the     9601 Blackwell Road, Suite 500
Fund                                       performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                           Investment results      Rydex Investments
Russell 2000(R)                            that will match the     9601 Blackwell Road, Suite 500
Strategy Fund                              performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P                       Investment results      Rydex Investments
500 Strategy Fund                          that will inversely     9601 Blackwell Road, Suite 500
                                           correlate to the        Rockville, MD 20850-6478
                                           performance of the
                                           S&P 500 Index(TM)
----------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x                          Investment results      Rydex Investments
Strategy Fund                              that correlate to the   9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark
----------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                      Capital appreciation    Rydex Investments
                                                                   9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                      Investment results      Rydex Investments
Strategy Fund                              that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for mid-cap
                                           securities
----------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                         Long-term capital       Rydex Investments
Core Equity Fund                           appreciation            9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Hedge                       Seeks to provide        Rydex Investments
Strategies Fund                            capital appreciation    9601 Blackwell Road, Suite 500
                                           consistent with the     Rockville, MD 20850-6478
                                           return and risk
                                           characteristics of
                                           the hedge fund
                                           universe.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       78

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)                     Investment results      Rydex Investments
Fund                                       that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark
                                           for over-the-counter
                                           securities
----------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100(R)                     Investment results      Rydex Investments
2x Strategy Fund                           that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis
----------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                         Investment results      Rydex Investments
                                           that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis
----------------------------------------------------------------------------------------------------------------
Rydex VT Precious                          Capital appreciation    Rydex Investments
Metals Fund                                                        9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                       Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                         Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Russell                           Investment results      Rydex Investments
2000(R) 1.5x Strategy                      that will match the     9601 Blackwell Road, Suite 500
Fund                                       performance of a        Rockville, MD 20850-6478
                                           benchmark for
                                           small-cap securities
----------------------------------------------------------------------------------------------------------------
Rydex VT Russell                           To provide investment   Rydex Investments
2000(R) 2x Strategy                        results that match      9601 Blackwell Road, Suite 500
Fund                                       the performance of a    Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis. The
                                           Fund's current
                                           benchmark is 200% of
                                           the performance of
                                           the Russell 2000
                                           Index(R) (the
                                           "underlying index")
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x                        Investment results      Rydex Investments
Strategy Fund                              that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                      Investment results      Rydex Investments
Growth Fund                                that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for large
                                           cap growth securities
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure                      Investment results      Rydex Investments
Value Fund                                 that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for large
                                           cap value securities
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap                        Investment results      Rydex Investments
400 Pure Growth Fund                       that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for mid-cap
                                           growth securities
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400                    Investment results      Rydex Investments
Pure Value Fund                            that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for mid-cap
                                           value securities
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap                      Investment results      Rydex Investments
600 Pure Growth Fund                       that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for
                                           small-cap growth
                                           securities
----------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap                      Investment results      Rydex Investments
600 Pure Value Fund                        that will match the     9601 Blackwell Road, Suite 500
                                           performance of a        Rockville, MD 20850-6478
                                           benchmark for
                                           small-cap value
                                           securities
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       79

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening                     Investment results      Rydex Investments
Dollar 2x Strategy                         that will match the     9601 Blackwell Road, Suite 500
Fund                                       performance of a        Rockville, MD 20850-6478
                                           specific benchmark on
                                           a daily basis
----------------------------------------------------------------------------------------------------------------
Rydex VT Technology                        Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT                                   Capital appreciation    Rydex Investments
Telecommunications                                                 9601 Blackwell Road, Suite 500
Fund                                                               Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                    Capital appreciation    Rydex Investments
Fund                                                               9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                              Security of             Rydex Investments
Government Money                           principal, high         9601 Blackwell Road, Suite 500
Market Fund                                current income, and     Rockville, MD 20850-6478
                                           liquidity
----------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                    Capital appreciation    Rydex Investments
                                                                   9601 Blackwell Road, Suite 500
                                                                   Rockville, MD 20850-6478
----------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                         Investment results      Rydex Investments
Dollar 2x Strategy Fund                    that will match the     9601 Blackwell Road, Suite 500
                                           inverse performance     Rockville, MD 20850-6478
                                           of a specific
                                           benchmark on a daily
                                           basis
----------------------------------------------------------------------------------------------------------------
SBL All Cap Value Fund                     Long-term growth of     Security Investors, LLC
                                           capital                 One Security Benefit Place
                                                                   Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------
SBL Global Fund                            Long-term growth of     Security Investors, LLC
                                           capital                 One Security Benefit Place
                                                                   Topeka, KS 66636-0001
                                                                   (Investment Adviser)

                                                                   Security Global Investors, LLC
                                                                   801 Montgomery St., 2nd Floor
                                                                   San Francisco, CA 94113-5164
                                                                   (Sub-Adviser)
----------------------------------------------------------------------------------------------------------------
SBL Large Cap Value                        Long-term growth of     Security Investors, LLC
Fund                                       capital                 One Security Benefit Place
                                                                   Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------
SBL Mid Cap Growth                         Capital appreciation    Security Investors, LLC
Fund                                                               One Security Benefit Place
                                                                   Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value Fund                     Long-term growth of     Security Investors, LLC
                                           capital                 One Security Benefit Place
                                                                   Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------
SBL Small Cap Value                        Capital growth          Security Investors, LLC
Fund                                                               One Security Benefit Place
                                                                   Topeka, KS 66636-0001
----------------------------------------------------------------------------------------------------------------
Templeton Developing         Class 2       Long-term capital       Templeton Asset Management LTD.
Markets Securities                         appreciation            7 Temasek Boulevard, #38-03
Fund                                                               Suntec Tower 1, Singapore 038987
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       80

--------------------------------------------------------------------------------

                           SHARE CLASS
UNDERLYING FUND          (IF APPLICABLE)   INVESTMENT OBJECTIVE    INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Templeton Foreign            Class 2       Long-term capital       Templeton Investment Counsel, LLC
Securities Fund                            growth                  500 East Broward Blvd., Suite 2100
                                                                   Fort Lauderdale, FL 33394

                                                                   Franklin Templeton Investment
                                                                   Management Limited
                                                                   The Adelphi Building
                                                                   1-11 John Adam Street
                                                                   London WC2N 6HT
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT               Class II      High current return     Van Kampen Asset Management
Government Portfolio                       consistent with         522 Fifth Avenue
                                           preservation of         New York, NY  10036
                                           capital
----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                      Long-term capital       Wells Fargo Funds Management, LLC
VT Opportunity Fund                        appreciation            525 Market Street, 12th Floor
                                                                   San Francisco, CA 94105
                                                                   (Investment Adviser)

                                                                   Wells Capital Management Incorporated
                                                                   525 Market Street, 10th Floor
                                                                   San Francisco, CA 94105
                                                                   (Sub-adviser)
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       81

--------------------------------------------------------------------------------
V6922A (R5-09)                                                       32-69227-01
                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461




This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
V6922A (R5-09)                                                       32-69227-01

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b)...............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6



--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE
The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......       $  10.00
Accumulation Unit Value
   as of Reinvestment Date................       $  9.975
                                                  -------
Gross Dividend Per Unit...................       $  0.025
Less:  Excess Charge Per Unit.............    -  $  0.00085
                                                  ---------
Net Dividend Per Unit.....................       $  0.02415
Times:  Number of Accumulation Units......    x       5,000
                                                 ----------
Net Dividend Amount.......................       $   120.75
-----------------------------------------------------------

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals
12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.


--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year.

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may also be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.00.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).



Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the

--------------------------------------------------------------------------------
                                       5

financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                        6

                CONSOLIDATED FINANCIAL STATEMENTS

                Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                Years Ended December 31, 2008, 2007, and 2006
                With Report of Independent Registered Public
                Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets ................................................   2
Consolidated Statements of Operations ......................................   4
Consolidated Statements of Changes in Stockholder's Equity .................   5
Consolidated Statements of Cash Flows ......................................   6
Notes to Consolidated Financial Statements .................................   8

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    1200 Main Street, Suite 2500
                                                    Kansas City, Missouri 64105

                                                    Tel: 816 474 5200
                                                    www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

April 20, 2009

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                            DECEMBER 31
                                                        2008           2007
                                                    ----------------------------
                                                          (In Thousands)
ASSETS
Investments:
   Securities available-for-sale:
      Bonds                                         $  2,901,807   $  3,902,876
      Equity securities                                   82,252         98,379
   Notes receivable from affiliate                       740,239         40,000
   Bonds held-to-maturity                                 26,108         30,461
   Mutual funds                                                -         12,912
   Officer mortgage loans                                 12,642              -
   Policy loans                                          121,838        124,794
   Cash and cash equivalents                             211,333         99,915
   Short-term investments                                      -        536,296
   Other invested assets                                  42,690         66,875
                                                    ----------------------------
Total investments                                      4,138,909      4,912,508

Accrued investment income                                 32,696         39,105
Collateral held for securities lending                    50,586        105,270
Accounts receivable                                       28,549         61,159
Income taxes receivable                                      773              -
Deferred income taxes                                     16,079              -
Reinsurance recoverable                                  519,746        494,414
Property and equipment, net                               53,594         59,448
Deferred policy acquisition costs                        377,361        354,692
Deferred sales inducement costs                           97,778        118,887
Goodwill and other intangible assets                           -          3,156
Other assets                                              49,915        107,380
Separate account assets                                4,507,767      6,939,072
                                                    ----------------------------
Total assets                                        $  9,873,753   $ 13,195,091
                                                    ============================

                                                            DECEMBER 31
                                                         2008          2007
                                                    ----------------------------
                                                           (In Thousands,
                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Bonds                                            $  4,921,541   $  5,308,171
   Policy and contract claims                              4,058          4,165
   Other policyholder funds                               17,781         18,093
   Accounts payable and accrued expenses                  63,926         27,756
   Income taxes payable                                        -          4,060
   Deferred income tax liability                               -         50,933
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          40,549         42,334
   Securities lending obligation                          50,586        105,270
   Other liabilities                                      19,524         30,036
   Separate account liabilities                        4,507,767      6,939,072
                                                    ----------------------------
Total liabilities                                      9,775,732     12,679,890

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding           7,000          7,000
   Additional paid-in capital                             87,627         66,936
   Accumulated other comprehensive loss                 (189,591)      (198,321)
   Retained earnings                                     192,985        639,586
                                                    ----------------------------
Total stockholder's equity                                98,021        515,201

                                                    ----------------------------
Total liabilities and stockholder's equity          $  9,873,753   $ 13,195,091
                                                    ============================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Operations

                                                           YEAR ENDED DECEMBER 31
                                                     2008           2007           2006
                                                 -------------------------------------------
                                                               (In Thousands)
Revenues:
   Insurance premiums and other considerations   $      3,887   $      8,047   $      7,689
   Asset-based fees                                   211,546        168,107        156,151
   Bonds                                               54,278         42,997         41,023
   Net investment income                              259,436        282,335        268,961
   Net realized/unrealized gains (losses)            (411,469)       (14,350)         2,542
   Transfer fee income                                 24,551          4,040          4,014
   Third-party administrative income                   13,593         11,217              -
   Other revenues                                      52,243         37,459         21,840
                                                 -------------------------------------------
Total revenues                                        208,065        539,852        502,220

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances           168,408        204,983        199,383
      Benefits in excess of account balances            9,207         31,607         34,130
   Traditional life insurance benefits                 (1,088)           313           (704)
   Other benefits                                      86,724          2,694         (4,077)
                                                 -------------------------------------------
   Total benefits                                     263,251        239,597        228,732

   Commissions and other operating expenses           261,826        164,904        131,624
   Amortization of deferred policy acquisition
      costs                                            99,805         76,313         59,136
   Interest expense                                    16,818         15,670         14,862
   Other expenses                                       3,792          9,809          9,887
                                                 -------------------------------------------
Total benefits and expenses                           645,492        506,293        444,241
                                                 -------------------------------------------

Income before income tax expense (benefit)           (437,427)        33,559         57,979
Income tax expense (benefit)                          (14,040)        (5,736)        10,674
                                                 -------------------------------------------
Net income (loss)                                $   (423,387)  $     39,295   $     47,305
                                                 ===========================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          ACCUMULATED
                                                           ADDITIONAL        OTHER
                                              COMMON        PAID-IN      COMPREHENSIVE     RETAINED
                                               STOCK        CAPITAL      INCOME (LOSS)     EARNINGS         TOTAL
                                           --------------------------------------------------------------------------
                                                                           (In Thousands)
Bonds                                      $      7,000   $     43,631   $      (2,963)  $    645,519   $    693,187
   Change in reporting entity (Note 1)                -         19,305               -         (4,506)        14,799
   Capital contribution from parent                   -          3,000               -              -          3,000
   Comprehensive income:
      Net income                                      -              -               -         47,305         47,305
      Other comprehensive loss, net                   -              -         (18,968)             -        (18,968)
                                                                                                        ------------
   Comprehensive income                                                                                       28,337
   Dividends paid                                     -              -               -        (40,000)       (40,000)
                                           --------------------------------------------------------------------------
Balance at December 31, 2006                      7,000         65,936         (21,931)       648,318        699,323
   Capital contribution from parent                   -          1,000               -              -          1,000
   Change in accounting for income taxes              -              -               -         (1,327)        (1,327)
   Comprehensive loss:
      Net income                                      -              -               -         39,295         39,295
      Other comprehensive loss, net                   -              -        (176,390)             -       (176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                       (137,095)
   Dividends paid                                     -              -               -        (46,700)       (46,700)
                                           --------------------------------------------------------------------------
Balance at December 31, 2007                      7,000         66,936        (198,321)       639,586        515,201
   Capital contribution from parent                   -         22,691               -              -         22,691
   Return of capital to SBC                           -         (2,000)              -              -         (2,000)
   Comprehensive loss:
      Net loss                                        -              -               -       (423,387)      (423,387)
      Other comprehensive income, net                 -              -           8,730           (414)         8,316
                                                                                                        ------------
   Comprehensive loss                                                                                       (415,071)
   Dividends paid                                     -              -               -        (22,800)       (22,800)
                                           --------------------------------------------------------------------------
Balance at December 31, 2008               $      7,000   $     87,627   $    (189,591)  $    192,985   $     98,021
                                           ==========================================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                           YEAR ENDED DECEMBER 31
                                                                    2008            2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                               $   (423,387)   $     39,295    $     47,305
   Adjustments to reconcile net income (loss) to net cash and
      Bonds
      Net realized/unrealized capital (gains) losses                 411,469          14,350          (2,542)
      Depreciation and amortization                                   13,717           4,762           4,681
      Amortization of investment premiums and discounts                1,879          (1,997)         10,137
      Annuity and interest-sensitive life products -
         interest credited to account balances                       168,408         204,983         199,383
      Policy acquisition costs deferred                              (45,710)        (82,216)        (87,796)
      Amortization of deferred policy acquisition costs               99,805          76,313          59,136
      Sales inducement costs deferred                                 (5,070)        (32,978)        (36,838)
      Amortization of sales inducement costs                          26,179          17,185          13,234
      Net sales of mutual funds, trading                              16,230               -           9,018
      Other changes in operating assets and liabilities               80,734         (64,505)          4,634
                                                                ---------------------------------------------
Net cash and cash equivalents provided by operating
   activities                                                        344,254         175,192         220,352

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                          572,416         958,728         524,353
   Equity securities available-for-sale                               16,236          82,054           2,815
   Bonds held-to-maturity                                              4,331           3,585           3,332
   Mutual funds, other than trading                                        -               -          35,270
   Other invested assets                                              65,669          45,138           2,890
                                                                ---------------------------------------------
                                                                     658,652       1,089,505         568,660
Acquisitions of investments:
   Bonds available-for-sale                                          (80,945)       (330,821)       (515,608)
   Equity securities available-for-sale                              (14,841)        (17,612)        (14,654)
   Mutual funds, other than trading                                        -               -            (793)
   Note receivable                                                  (250,000)              -               -
   Other invested assets                                             (56,674)        (11,907)        (24,537)
                                                                ---------------------------------------------
                                                                    (402,460)       (360,340)       (555,592)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                           YEAR ENDED DECEMBER 31
                                                                     2008           2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
Net sales (purchases) of property and equipment                 $        288    $     (3,748)   $     (1,636)
Net purchases of goodwill and intangible assets                            -          (3,176)              -
Net sales (purchases) of short-term investments                      537,803        (520,480)        (33,582)
Net (increase) decrease in policy loans                                2,956           1,200          (5,532)
Purchase of subsidiary, net of cash acquired                        (428,640)              -               -
Sale of subsidiaries, net of cash transferred                        (44,125)              -               -
                                                                ---------------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activites                                               324,474         202,961         (27,682)

FINANCING ACTIVITIES
Payments on mortgage debt                                             (1,785)         (1,670)         (1,562)
Capital contribution from parent                                      10,000           1,000           3,000
Dividends paid                                                       (22,800)        (46,700)        (40,000)
Distribution to minority interest owner in excess of earnings        (12,751)              -               -
Distribution to parent                                                (2,000)              -               -
Proceeds from business owned life insurance loan                      56,000               -               -
Cash received on reinsurance of block of business                          -         105,083               -
Deposits to annuity account balances                                 183,122         607,083         554,400
Withdrawals from annuity account balances                           (767,096)     (1,021,142)       (727,941)
                                                                ---------------------------------------------
Net cash and cash equivalents used in financing activities          (557,310)       (356,346)       (212,103)
                                                                ---------------------------------------------

Increase (decrease) in cash and cash equivalents                     111,418          21,807         (19,433)
Cash and cash equivalents at beginning of year                        99,915          78,108          97,541
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                        $    211,333    $     99,915    $     78,108
                                                                =============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $     16,636    $     15,584    $     14,846
                                                                =============================================

   Income taxes                                                 $      4,243    $     (1,918)   $     (3,698)
                                                                =============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products. The Company's subsidiary, Security Distributors, Inc. (SDI) is registered as a broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

On January 17, 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC (RHLLC) and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008, include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC, as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. The balance sheet as of December 31, 2008, does not include balances associated with the divested subsidiaries. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. Significant intercompany accounts and transactions have been eliminated in consolidation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The consolidated financial statements for the periods ended December 31, 2007 and December 31, 2006, include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $1,593,000 and $362,000 and $241,000 in the net income and members' equity of SI are included in consolidated other expenses and other liabilities for the years ended December 31, 2007 and 2006, respectively.

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred tax assets and liabilities. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. SFAS No. 157 also establishes a fair value hierarchy that gives highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and requires fair value measurements to be separately disclosed by level within the hierarchy. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted SFAS No. 157 as of January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 was effective January 1, 2008, for the Company. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Heirarchy of Generally Accepted Acccounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity of Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 and emphasizes that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments. FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure requirements of other-than-temporary impairments on

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

debt and equity securities. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/ unrealized capital gains (losses) in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $42.4 million and $35.2 million at December 31, 2008 and 2007, respectively. During 2008, 2007, and 2006, the Company included $4.3 million, $2.0 million, and $4.8 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for the years 2010 through 2012, and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker/dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges or redemptions fees. These deferred costs are amortized based on the revenue stream of contingent deferred sales charges or redemption fees and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                      2008              2007
                                                  ------------------------------
                                                          (In Thousands)

Land                                              $        450      $        450
Land improvements                                          539               539
Data processing equipment                                  417               515
Computer software                                       18,912            19,607
Other                                                      617               540
Building                                                53,455            54,978
Furniture                                                7,450             7,394
                                                  ------------------------------
                                                        81,840            84,023
Less accumulated depreciation                           28,246            24,575
                                                  ------------------------------
                                                  $     53,594      $     59,448
                                                  ==============================

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2008, related to the noncancelable portion of the lease are $955,000 annually for years 2009 through 2013 and $3,264,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $26,500,000 and $78,350,000 at December 31, 2008 and 2007, respectively, with the change in value of $4,083,000, $4,261,000, and $3,390,000 for 2008, 2007, and 2006, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $1,947,000 related to the policy loan was paid in 2008. The

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

loan has a variable interest rate that is reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. The Company has discretion as to whether or not to make interest and principal payments as long as earnings from the net policy value are sufficient to pay policy loan interest and cost of insurance charges under the policy.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2% to 10% during 2008, from 2.8% to 10% during 2007, and from 2.75% to 15% during 2006.

Policy reserves and annuity account values also include funding agreements of $1,345,486,466 and $1,523,333,096 at December 31, 2008 and 2007, respectively, classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions exist.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company provides transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company receives fees for these services based on an annual percentage of average daily net assets of these funds. These revenues are recognized as services are provided.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2008 or 2007.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the years ended December 31, 2007 and 2006, include the accounts and operations of SDI in accordance with SFAS No. 141, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under SFAS No. 141, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented. The effect of this change on 2006 net income and stockholder's equity was a decrease of $17,000 and an increase of $17,782,000, respectively. The effect of this change on 2007 net income and stockholder's equity was an increase of $83,000 and $18,865,000, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2008 and 2007, is as follows:

                                                         DECEMBER 31, 2008
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $       24,097    $       1,692    $        32  $       25,757
   Corporate securities                 1,264,682            7,525        161,551       1,110,656
   Mortgage-backed securities           1,537,097           28,606         43,877       1,521,826
   Asset-backed securities                429,623               75        186,130         243,568
                                   ---------------------------------------------------------------
Total bonds                        $    3,255,499    $      37,898    $   391,590  $    2,901,807
                                   ===============================================================

Equity securities                  $       92,028    $           5    $     9,781  $       82,252
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Corporate securities            $       26,108    $       1,772    $     2,561  $       25,319
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                         DECEMBER 31, 2007
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $      138,702    $         714    $       404  $      139,012
   Corporate securities                 2,191,264           19,017        225,425       1,984,856
   Mortgage-backed securities           1,665,952            7,190         15,984       1,657,158
   Asset-backed securities                147,767              640         26,557         121,850
                                   ---------------------------------------------------------------
Total bonds                        $    4,143,685    $      27,561    $   268,370  $    3,902,876
                                   ===============================================================

Equity securities                  $      100,840    $         591    $     3,052  $       98,379
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Obligations of states and
     political subdivisions        $        1,273    $           -    $        22  $        1,251
   Corporate securities                    29,188            1,942            139          30,991
                                   ---------------------------------------------------------------
Total bonds                        $       30,461    $       1,942    $       161  $       32,242
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------------------------------------------
                                            AMORTIZED          FAIR        AMORTIZED        FAIR
                                              COST            VALUE          COST          VALUE
                                          ----------------------------------------------------------
                                                               (In Thousands)
Due in one year or less                   $      43,284   $      39,463   $     2,393   $     2,394
Due after one year through five years           613,079         572,792         9,000         6,746
Due after 5 years through 10 years              259,261         231,104        14,715        16,179
Due after 10 years                              373,155         293,054             -             -
Mortgage-backed securities                    1,537,097       1,521,826             -             -
Asset-backed securities                         429,623         243,568             -             -
                                          ----------------------------------------------------------
                                          $   3,255,499   $   2,901,807   $    26,108   $    25,319
                                          ==========================================================

For fixed maturities and equity securities with unrealized losses as of December 31, 2008 and 2007, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                 DECEMBER 31, 2008
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS        TOTAL      TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
   available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $    4,759   $       32   $        -   $        -   $     4,759   $       32
   Corporate securities               421,630       43,736      460,265      117,815       881,895      161,551
   Mortgage-backed securities         191,301       23,987       82,367       19,890       273,668       43,877
   Asset-backed securities             22,662        2,663      377,054      183,467       399,716      186,130
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $  640,352   $   70,418   $  919,686   $  321,172   $ 1,560,038   $  391,590
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   23,123   $    9,781   $    23,123   $    9,781
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   10,181   $    2,267   $    2,645   $      294   $    12,826   $    2,561
                                   ==============================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                 DECEMBER 31, 2007
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS         TOTAL     TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
  available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $        -   $        -   $   74,995   $      404   $    74,995   $       404
   Corporate securities               843,820      172,620      613,805       52,805     1,457,625       225,425
   Mortgage-backed securities         295,137        4,692      778,624       11,292     1,073,761        15,984
   Asset-backed securities             64,159       16,763       56,038        9,795       120,197        26,558
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $1,203,116   $  194,075   $1,523,462   $   74,296   $ 2,726,578   $   268,371
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   22,302   $    3,052   $    22,302   $     3,052
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   11,105   $      139   $    1,260   $       22   $    12,365   $       161
                                   ==============================================================================

As of December 31, 2008, the Company held $1,560.0 million in available-for-sale fixed maturity securities with unrealized losses of $391.6 million. The Company's portfolio consists of fixed maturity securities where 82% are investment grade (rated AAA through BBB-) with an average price of $81 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 135 securities with a carrying value of $640.4 million and unrealized losses of $70.4 million reflecting an average price of $90. Of this portfolio, 80% were investment grade (rated AAA through BBB-) at December 31, 2008. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 225 securities with a carrying value of $919.7 million and unrealized losses of $321.2 million. Of this portfolio, 83% were investment grade (rated AAA through BBB-) at December 31, 2008.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2008, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                DECEMBER 31, 2008
                                     ----------------------------------------
                                      AMORTIZED     UNREALIZED    ESTIMATED
                                         COST          LOSS       FAIR VALUE
                                     ----------------------------------------
                                                 (In Thousands)
Less than 12 months:
   Corporate securities              $    13,512   $     4,585   $     8,927
   Asset-backed securities                67,844        12,472        55,372
   Equities                                  300             -           300
                                     ----------------------------------------
                                          81,656        17,057        64,599

Greater than 12 months:
   Corporate securities                    2,499         1,587           912
   Asset-backed securities                 1,630           528         1,102
                                     ----------------------------------------
                                           4,129         2,115         2,014
                                     ----------------------------------------
Total                                $    85,785   $    19,172   $    66,613
                                     ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The watch list includes 62 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 78% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008            2007          2006
                                     -------------------------------------------
                                                     (In Thousands)
Interest on bonds                    $    196,538   $    254,298   $    259,507
Dividends on equity securities              3,875          5,550          4,648
Dividends on mutual funds                     161          2,038          3,387
Interest on policy loans                    6,104          6,215          6,053
Interest on short-term investments          6,263         10,607          4,133
Other                                      54,896         12,014         (1,006)
                                     -------------------------------------------
Total investment income                   267,837        290,722        276,722

Less investment expenses                    8,401          8,387          7,761
                                     -------------------------------------------
Net investment income                $    259,436   $    282,335   $    268,961
                                     ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Proceeds from sales of bonds and equity securities available-for-sale and realized gains and losses on bonds for the years ended December 31, 2008, 2007, 2006, are as follows:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                     (In Thousands)
Proceeds from sales                                    $    256,385   $    726,782   $    285,955
Gross realized gains                                          2,524          7,536          3,604
Gross realized losses                                         7,917          3,996          2,030

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2008, 2007, and 2006, consist of the following:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                      (In Thousands)
Realized gains (losses):
   Bonds                                               $     (5,393)  $      3,540   $      1,574
   Mutual funds - trading                                       552              -              -
   Other invested assets                                       (473)             -              -
   Other                                                        (19)             -              3
                                                       -------------------------------------------
Total realized gains (losses)                                (5,333)         3,540          1,577

Impairments:
   Other-than-temporary impairment of
     available-for-sale bonds                              (387,958)       (20,345)             -
   Other-than-temporary impairment of
     available-for-sale equities                             (7,893)             -              -
   Rydex trade name impairment                               (7,300)             -              -
                                                       -------------------------------------------
Total impairments                                          (403,151)       (20,345)             -

Holding gains (losses):
   Mutual funds - other than trading                        (11,198)         2,240          1,883
                                                       -------------------------------------------
Total holding gains (losses)                                (11,198)         2,240          1,883
                                                       -------------------------------------------
                                                           (419,682)       (14,565)         3,460
Related impact on deferred policy acquisition costs           8,213            215           (918)
                                                       -------------------------------------------
Net realized/unrealized capital gains (losses)         $   (411,469)  $    (14,350)  $      2,542
                                                       ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2008 or 2007.

At December 31, 2008, the Company had securities pledged with market value of approximately $1.4 billion (unrealized losses of approximately $8.6 million) as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2008, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $75 million and $112 million at December 31, 2008 and 2007, respectively.

During the years ended December 31, 2008, 2007, and 2006, the Company recognized a net loss of $1,202,000, net loss of $1,104,000, and net gain of $296,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2008, 2007, and 2006, the Company realized a gain of $38.5 million, a loss of $1.6 million, and a loss of $14.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held -0- and 817 futures contracts at December 31, 2008 and 2007, respectively. Effective October 2, 2008, the Company suspended the hedging program.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of DAC for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Deferred policy acquisition costs                 $     405,203   $     380,236
Present value of future profits                          48,173          69,941
Unearned premium liability                              (82,230)       (103,335)
Selling commissions                                       6,215           7,850
                                                  ------------------------------
Balance at end of year                            $     377,361   $     354,692
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     380,236   $     380,863
   Cost deferred during the year                         44,504          80,528
   Amortized to expense during the year                 (96,300)        (65,148)
   Effect of realized losses on amortization of
     deferred policy acquisition costs                    8,213             215
   Effect of unrealized (gains) losses                   70,193         (15,679)
   Other                                                 (1,643)           (543)
                                                  ------------------------------
Balance at end of year                            $     405,203   $     380,236
                                                  ==============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                      2008             2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $      69,941   $      82,744
   Imputed interest                                       4,569           5,378
   Amortization                                         (26,337)        (18,181)
                                                  ------------------------------
Balance at end of year                            $      48,173   $      69,941
                                                  ==============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.5% and 16.2% of the December 31, 2008, deferred policy acquisition cost balance in each of the years 2009 through 2013. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned premium liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2008, is presented as follows:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $    (103,335)  $           -
   Unearned premium liability                                 -        (108,113)
   Amortization                                          21,105           4,778
                                                  ------------------------------
Balance at end of year                            $     (82,230)  $    (103,335)
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker/dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $       7,850   $       9,302
   Costs deferred during the year                         1,206           1,687
   Amortization                                          (2,841)         (3,139)
                                                  ------------------------------
Balance at end of year                            $       6,215   $       7,850
                                                  ==============================

4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     118,887   $     103,094
   Acquisition                                            5,070          32,978
   Amortization                                         (26,179)        (17,185)
                                                  ------------------------------
Balance at end of year                            $      97,778   $     118,887
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                              UNREALIZED
                                                            GAINS (LOSSES)    DERIVATIVE
                                                            ON AVAILABLE-    INSTRUMENTS
                                                               FOR-SALE         GAINS
                                                              SECURITIES       (LOSSES)        TOTAL
                                                            --------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2006                                          $      (2,549)   $      (414)  $     (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities         (27,851)             -        (27,851)
       Gains reclassified into earnings from other
         comprehensive loss                                        (3,460)             -         (3,460)
       Effect on deferred policy acquisition costs                 10,836              -         10,836
       Change in deferred income taxes                              1,507              -          1,507
                                                            --------------------------------------------
     Total other comprehensive loss                               (18,968)             -        (18,968)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                              (21,517)          (414)       (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities        (216,163)             -       (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                        14,565              -         14,565
       Effect on deferred policy acquisition costs                (15,679)             -        (15,679)
       Change in deferred income taxes                             40,887              -         40,887
                                                            --------------------------------------------
     Total other comprehensive loss                              (176,390)             -       (176,390)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December  31, 2007                                            (197,907)          (414)      (198,321)
     Other comprehensive income:
       Unrealized losses on available-for-sale securities        (532,561)             -       (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                       412,363            414        412,777
       Effect on deferred policy acquisition costs                 70,193              -         70,193
       Change in deferred income taxes                             58,321              -         58,321
                                                            --------------------------------------------
     Total other comprehensive income                               8,316            414          8,730
                                                            --------------------------------------------
Accumulated other comprehensive loss at
  December 31, 2008                                         $    (189,591)   $         -   $   (189,591)
                                                            ============================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of 5 consecutive years during the last 10 years of service.

Effective July 31, 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. In addition, the Company provides a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match was increased to 100% of the first 5% of pay contributed by an employee. The RHLLC company match is 100% of the first 3% of pay. Company contributions to the profit-sharing and savings plan charged to operations were $7,046,000, $1,488,000, and $621,000 for 2008,
2007, and 2006, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $29,351,000, $8,246,000, and $8,104,000 for 2008, 2007, and 2006, respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008          2007           2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance assumed:
   Premiums received                $     35,612   $     41,164   $     48,068
                                    ===========================================
   Commissions paid                 $      3,335   $      3,412   $      3,769
                                    ===========================================
   Claims paid                      $      8,430   $      8,486   $      7,077
                                    ===========================================
   Surrenders paid                  $    141,146   $    210,590   $    232,485
                                    ===========================================

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:

                                        2008            2007          2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance ceded:
   Premiums paid                    $     50,444   $     75,378   $     35,317
                                    ===========================================
   Commissions received             $      5,449   $      3,272   $      3,028
                                    ===========================================
   Claim recoveries                 $     38,139   $     20,629   $     21,725
                                    ===========================================
   Surrenders recovered             $    181,701   $     58,888   $     13,283
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2008 and 2007, the Company has receivables totaling $519,746,000 and $494,414,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2008 and 2007, was $3.6 billion and $3.9 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned premium liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $20.7 million and $3.5 million for general account liabilities reinsured at December 31, 2008 and 2007, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $47.6 million and $10.3 million at December 31, 2008 and 2007, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

      o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2008                                      2007
                    ----------------------------------------------------------------------------------
                                                  WEIGHTED                                 WEIGHTED
                      ACCOUNT      NET AMOUNT     AVERAGE        ACCOUNT    NET AMOUNT     AVERAGE
                       VALUE        AT RISK     ATTAINED AGE      VALUE       AT RISK    ATTAINED AGE
                    ----------------------------------------------------------------------------------
                                                  (Dollars in Millions)
Return of premium   $     1,824   $       355        62        $    2,490   $        6        61
Reset                       111            31        54               176            1        53
Roll-up                     458           203        60               667           13        59
Step-up                   3,023           656        63             4,400           64        62
Combo                       164            85        66               249           14        66
                    -------------------------                  -----------------------
Subtotal                  5,580         1,330        62             7,982           98        61

Enhanced                      -            28        66                 -            7        66
                    -------------------------                  -----------------------
Total GMDB          $     5,580   $     1,358        61        $    7,982   $      105        61
                    =========================                  =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $20,802,000 and $5,019,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $2,802,000 and $370,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving five hundred stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

      o     FAS 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) of 38% in year 1 graded to 22% at year 30 and graded to long-term average of 18% at end of projection (year 60).

            - Discount rate used is option adjusted swap spread of a risk adjusted Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2008                                    $        5,477
   Additions based on tax positions related to current year          264,458
   Additions based upon prior year changes                             2,431
   Reductions as a result of a lapse of the applicable
     statute of limitations                                                -
                                                              --------------
Balance at December 31, 2008                                  $      272,366
                                                              ==============

As of December 31, 2008, the Company has $272.4 million of gross unrecognized tax benefits. If recognized, approximately $1.6 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $165,000 for the year ended December 31, 2008, and recorded a liability at December 31, 2008, of $327,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                (In Thousands)
Current                                          $    (2,176)  $     4,603   $    (3,087)
Deferred                                             (11,864)      (10,339)       13,761
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                 (In Thousands)
Federal income tax expense computed at
   statutory rate                                $  (149,889)  $    11,775   $    20,150
Increases (decreases) in taxes resulting from:
     Valuation allowance                             143,165             -             -
     Dividends received deduction                     (6,061)      (12,019)       (5,877)
     Credits                                          (1,126)       (1,959)       (2,915)
     Other                                              (129)       (3,533)         (684)
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                             DECEMBER 31
                                                          2008          2007
                                                      --------------------------
                                                             (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $    35,102   $    50,355
   Net operating loss                                      14,584             -
   Deferred loss on investments                           143,542         1,504
   Deferred gain on life coinsurance agreement              1,972         2,457
   Net unrealized capital loss on investments             124,329        90,011
   Other                                                    7,266         4,709
                                                      --------------------------
Total deferred income tax assets                          326,795       149,036
Valuation allowance                                      (143,165)      (40,819)
                                                      --------------------------
Net deferred income tax assets                            183,630       108,217

Deferred income tax liabilities:
   Deferred policy acquisition costs                      149,359       144,399
   Depreciation                                             1,994         2,540
   Deferred gain on investments                             4,381             -
   Other                                                   11,817        12,211
                                                      --------------------------
Total deferred income tax liabilities                     167,551       159,150
                                                      --------------------------
Net deferred income tax asset (liability)             $    16,079   $   (50,933)
                                                      ==========================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2008, the Company recorded a $143.2 million valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. At December 31, 2007, the Company recorded a $40.8 million valuation allowance on unrealized capital losses. The Company believes a valuation allowance is no longer required on unrealized losses. The net operating loss will expire in 2023. Based on the review of all available evidence, the Company believes that the deferred tax asset associated with this net operating loss will be utilized.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2008, the Company recorded a benefit of approximately $6.1 million related to the current year's separate account DRD.

10. BUSINESS COMBINATIONS

On June 15, 2007, the Company's subsidiary SGI, acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provided the Company global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $        1,314
Fixed and other assets                                                  38
Intangible assets subject to amortization:
   Noncompetition agreements                                           280
Goodwill not subject to amortization                                 3,341
                                                            --------------
                                                                     4,973
Current liabilities                                                  1,508
                                                            --------------
Net assets acquired                                         $        3,465
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over seven years. Goodwill and intangible assets are deductible for income tax purposes.

On January 17, 2008, the Company and its parent SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. RHLLC also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, RHLLC offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques that allow RHLLC to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. The businesses of the Company and RHLLC are closely related and afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of RHLLC was determined based upon an independent

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

appraisal that considered market multiples for similar entities, similar recent transactions, and other relevant factors. The aggregate purchase price was $751.6 million with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million). SBL's portion totaled $461.7 million.

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):

Cash and cash equivalents                                   $       33,527
Other current assets                                                12,122
Fixed and other assets                                               6,169
Intangible assets not subject to amortization:
   Management contracts                                            328,000
   Trade name                                                      205,500
Intangible assets subject to amortization:
   Processes and technology                                         39,800
   Noncompetition agreements                                        19,600
Goodwill not subject to amortization                               139,663
                                                            --------------
                                                                   784,381
Current liabilities                                                 20,713
                                                            --------------
Net assets acquired                                         $      763,668
                                                            ==============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's subsidiary, SI, acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. At the time of acquisition, the team managed approximately $475 million in assets for institutional and retail clients. The acquisition was completed to enhance the Company's asset management expertise in the area of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000, and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note
16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

Intangible assets subject to amortization:
   Noncompetition agreements                                $          228
Goodwill not subject to amortization                                 1,209
                                                            --------------
                                                                     1,437
Current liabilities                                                    937
                                                            --------------
Net assets acquired                                         $          500
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                      OTHER
                                                    INTANGIBLE
                                      GOODWILL        ASSETS          TOTAL
                                    -------------------------------------------
                                                  (In Thousands)

Balance at January 1, 2007          $          -   $          -   $          -
   Acquisition                             2,896            280          3,176
   Amortization                                -            (20)           (20)
                                    -------------------------------------------
Balance at December 31, 2007               2,896            260          3,156
   Acquisitions                          141,317        593,128        734,445
   Amortization                                -         (7,625)        (7,625)
   Impairment                                  -         (7,300)        (7,300)
   Sale of subsidiaries to SBC          (144,213)      (578,463)      (722,676)
                                    -------------------------------------------
Balance at December 31, 2008        $          -   $          -   $          -
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUES HIERARCHY

In accordance with SFAS No. 157, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

LEVEL 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Our Level 1 assets include cash and cash equivalents and separate account assets.

LEVEL 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Our Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

LEVEL 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Our Level 3 assets include private placements, structured products and certain debt securities and asset-backed securities priced using broker quotes or other methods that utilized unobservable inputs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under SFAS No. 157, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in SFAS No. 157.

The following table presents categories reported at fair value on a recurring basis for the period ending December 31.

                                                            2008
                                 ------------------------------------------------------------
                                                         FAIR VALUE HIERARCHY LEVEL
                                                 --------------------------------------------
                                   FAIR VALUE       LEVEL 1         LEVEL 2        LEVEL 3
                                 ------------------------------------------------------------
                                                        (In Thousands)
Assets:
   Cash and cash equivalents     $     211,333   $     211,333   $          -   $          -
   Bonds                             2,901,807               -      2,499,827        401,980
   Equity securities
     available-for-sale                 82,252               -         14,121         68,131
   Separate account assets           4,507,767       4,507,767              -              -
                                 ------------------------------------------------------------
Total                            $   7,703,159   $   4,719,100   $  2,513,948   $    470,111
                                 ============================================================

Liabilities:
   Interest rate swaps           $       5,796   $           -   $          -   $      5,796
                                 ------------------------------------------------------------
Total                            $       5,796   $           -   $          -   $      5,796
                                 ============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                         TOTAL REALIZED/UNREALIZED                                                CHANGE IN
                                             GAINS AND LOSSES                                                     UNREALIZED
                                        ---------------------------                                                 GAINS
                                                       INCLUDED IN     PURCHASES,                                (LOSSES) IN
                            BALANCE,      INCLUDED        OTHER        ISSUANCES,                  BALANCE,        NET LOSS
                           JANUARY 1,        IN       COMPREHENSIVE    SALES, AND                DECEMBER 31,   FOR POSITIONS
                              2008        NET LOSS       INCOME       SETTLEMENTS    TRANSFERS       2008         STILL HELD
                           ---------------------------------------------------------------------------------------------------
                                                                     (In Thousands)
Assets:
   Bonds                   $  880,800   $  (377,867)  $       9,552   $  (115,760)  $    5,255   $    401,980   $    (206,835)
   Equities                    84,888        (5,400)         (4,256)       (7,101)           -         68,131          (4,127)
   Mutual funds                12,912             -               -             -      (12,912)             -               -
                           ---------------------------------------------------------------------------------------------------
Total assets               $  978,600   $  (383,267)  $       5,296   $  (122,861)  $   (7,657)  $    470,111   $    (210,962)
                           ===================================================================================================

Liabilities:
   Interest rate swaps     $    2,561   $     1,202   $           -   $     2,033   $        -   $      5,796   $           -
                           ===================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities for investment-type contracts are estimated using the actuarial appraisal method such that the fair value is the present value of future statutory profits the assuming company is expected to realize from the business. The profits are discounted at a rate reflecting the risk free rate and nonperformance risk.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  ----------------------------------------------------------------
                                     CARRYING          FAIR           CARRYING          FAIR
                                      AMOUNT           VALUE           AMOUNT           VALUE
                                  ----------------------------------------------------------------
                                                          (In Thousands)
Cash and cash equivalents         $      211,333   $     211,333   $      99,915   $       99,915
Bonds (Note 2)                         2,927,915       2,927,126       3,933,337        3,935,118
Equity securities (Note 2)                82,252          82,252          98,379           98,379
Notes receivable from affiliate          740,239         756,100          40,000           40,000
Mutual funds                                   -               -          12,912           12,912
Mortgage loans                            12,642          12,642               -                -
Policy loans                             121,838         122,372         124,794          125,363
Business owned life insurance             26,500          26,500          78,350           78,350
Separate account assets                4,507,767       4,507,767       6,939,072        6,939,072
Supplementary contracts
   without life contingencies            (11,681)        (13,273)        (15,064)         (17,591)
Individual and group annuities        (4,206,905)     (4,075,868)     (4,546,544)      (4,333,465)
Long-term debt                          (150,000)        (51,412)       (150,000)        (160,211)
Mortgage debt                            (40,549)        (47,403)        (42,334)         (44,930)
Interest rate swaps                       (5,796)         (5,796)         (2,561)          (2,561)
Separate account liabilities          (4,507,767)     (4,507,767)     (6,939,072)      (6,939,072)

13. COMMITMENTS AND CONTINGENCIES

The Company leases office space under several operating lease agreements. The leases contain escalation clauses that vary, but average at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 during 2008.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $15.0 million and $13.5 million at December 31, 2008 and 2007, respectively, over the next few years as required by the general partner.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2008 and 2007, the Company has reserved $1,982,000 and $1,800,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to NEA's Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company, unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008, and all claims against the Company and the other defendants were dismissed. The plaintiffs have appealed this decision to the Ninth Circuit Court of Appeals. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

State of Alabama Matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker/dealer or broker/dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006, in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by SDI and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the commission for the cost of its investigation. The Company intends to respond vigorously to the staff's allegations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2008, the Company has access to a $115 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2008). The Company had no borrowings under this line of credit at December 31, 2008. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2008.

The Company has outstanding surplus notes of $150 million at December 31, 2008 and 2007. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (CONTINUED)

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $24 million of other marketable securities. At December 31, 2008, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2009                                                               $      1,909
2010                                                                      2,042
2011                                                                      2,184
2012                                                                      2,335
2013                                                                      2,497
Thereafter                                                               29,582
                                                                   ------------
                                                                   $     40,549
                                                                   ============

16. RELATED-PARTY TRANSACTIONS

The Company owned shares of affiliated mutual funds managed by SI with net asset values of $10,759,000 at December 31, 2007. There was no similar investment at December 31, 2008.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $250,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (CONTINUED)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, 90% of the membership interest of SI, and 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2008, was $450,239,000.

On December 31, 2008, SBC contributed mortgage loans due from officers in the amount of $12,642,000 and accrued interest on such loans in the amount of $49,000 to SBL. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $39,124,000 and $53,878,000 in 2008 and 2007, respectively, to affiliates for providing management, investment, and administrative services. The Company has a receivable from its affiliates of $13,303,000 and a payable to its affiliates of $140,620 for the years ended December 31, 2008 and 2007, respectively.

The Company paid $22,800,000, $46,700,000, and $40,000,000 in dividends to SBC in 2008, 2007, and 2006, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. All of the revenue associated with these contracts is collected by the Company. The Company paid $17,456,000 and $19,281,000 to se(2) during 2008 and 2007, respectively, for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The Company was granted a permitted practice for the year 2008. Currently the NAIC's Accounting Practices and Procedures Manual, SSAP No. 10, Income Taxes, specifies that the maximum admitted deferred tax asset (DTA) is the lesser of the amount of DTA expected to be realized within one year of the balance sheet date or 10% of statutory capital and surplus. The State of Kansas has granted their approval of a permitted accounting practice that differs from NAIC statutory accounting practices and principles that allows the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory deferred tax asset and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event.

Statutory capital and surplus of the insurance operations were $300,551,000 and $604,938,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $317,408,000 and income of $19,138,000 and $38,890,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action level RBC and the authorized control level RBC.

At December 31, 2008, the Company's statutory adjusted capital per the RBC calculation is $325,406,000 as compared to their company action level RBC of $109,691,000 and their authorized control level RBC of $54,845,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (CONTINUED)

On April 17, 2009, the NAIC adopted new statutory accounting regarding the recognition of impairment losses on structured investment securities. The effective date is for periods ending on or after September 30, 2009. As proposed, the Company currently estimates this accounting change would reduce statutory capital and surplus by approximately $89 million. The Company has discussed a permitted practice with the Kansas Insurance Commissioner to defer the implementation of this guidance.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2008, SDI had net capital of $9,674,000, which was $8,745,000 in excess of its required net capital of $929,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was 1.44 to 1 at December 31, 2008.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ..................    1

Audited Financial Statements

Statements of Net Assets .................................................    3
Statements of Operations .................................................   20
Statements of Changes in Net Assets ......................................   37
Notes to Financial Statements ............................................   58

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - AdvisorDesigns Variable Annuity
  and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment-Grade Bond, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS Growth and Income, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Hedged Equity, Rydex VT International Rotation, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 1.25x Strategy, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT Multi-Cap Core Equity, Rydex VT Nova, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Strengthening Dollar 2x

Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, SBL Global, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage VT Opportunity subaccounts as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2008

                               AIM V.I.        AIM V.I.        AIM V.I.        DIREXION       DREYFUS VIF
                               CAPITAL      INTERNATIONAL      MID CAP        DYNAMIC VP     INTERNATIONAL
                             APPRECIATION       GROWTH       CORE EQUITY        HY BOND          VALUE
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   1,587,867   $  12,436,626   $   8,606,108   $  41,522,404   $   2,819,515
                            -----------------------------------------------------------------------------
Total assets                    1,587,867      12,436,626       8,606,108      41,522,404       2,819,515
                            -----------------------------------------------------------------------------
Net assets                  $   1,587,867   $  12,436,626   $   8,606,108   $  41,522,404   $   2,819,515
                            =============================================================================

Units outstanding                 293,648       1,890,443       1,189,533       5,160,361         456,503

Unit value                  $        5.41   $        6.58   $        7.24   $        8.05   $        6.18

Mutual funds, at cost       $   2,458,290   $  19,678,408   $  13,180,982   $  41,445,148   $   4,592,589
Mutual fund shares                 94,012         646,730       1,010,107       2,536,494         321,495

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                            FEDERATED FUND
                               FOR U.S.                                      FIDELITY VIP
                              GOVERNMENT     FEDERATED HIGH   FIDELITY VIP      GROWTH       FIDELITY VIP
                            SECURITIES II    INCOME BOND II    CONTRAFUND    OPPORTUNITIES     INDEX 500
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   11,837,423   $   16,746,274   $ 25,332,128   $   2,218,799   $  7,539,516
                            -----------------------------------------------------------------------------
Total assets                    11,837,423       16,746,274     25,332,128       2,218,799      7,539,516
                            -----------------------------------------------------------------------------
Net assets                  $   11,837,423   $   16,746,274   $ 25,332,128   $   2,218,799   $  7,539,516
                            =============================================================================

Units outstanding                1,176,122        2,012,010      3,006,932         450,352      1,208,755

Unit value                  $        10.06   $         8.32   $       8.43   $        4.93   $       6.24

Mutual funds, at cost       $   11,622,381   $   22,605,541   $ 45,106,710   $   4,005,076   $ 10,345,076
Mutual fund shares               1,033,836        3,342,570      1,673,192         223,669         76,543

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                           FRANKLIN SMALL-                                    OPPENHEIMER
                            FIDELITY VIP       MID CAP         NEUBERGER        NEUBERGER     MAIN STREET
                            INVESTMENT-        GROWTH         BERMAN AMT       BERMAN AMT      SMALL CAP
                             GRADE BOND      SECURITIES        GUARDIAN         PARTNERS        FUND/VA
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 15,235,544   $       735,033   $   3,833,991   $   8,611,103   $   1,705,664
                            ------------------------------------------------------------------------------
Total assets                  15,235,544           735,033       3,833,991       8,611,103       1,705,664
                            ------------------------------------------------------------------------------
Net assets                  $ 15,235,544   $       735,033   $   3,833,991   $   8,611,103   $   1,705,664
                            ==============================================================================

Units outstanding              1,579,693           119,336         564,006       1,387,753         298,196

Unit value                  $       9.64   $          6.16   $        6.80   $        6.20   $        5.72

Mutual funds, at cost       $ 16,054,259   $     1,104,966   $   5,535,080   $  20,530,833   $   2,584,854
Mutual fund shares             1,311,148            62,556         307,951       1,211,126         161,828

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                            PIMCO VIT
                                                            STOCKSPLUS                      RVT CLS
                             PIMCO VIT       PIMCO VIT      GROWTH AND     PIMCO VIT      ADVISORONE
                            LOW DURATION    REAL RETURN       INCOME      TOTAL RETURN      AMERIGO
                            --------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $ 13,497,664   $  16,305,719   $    686,010   $ 51,879,237   $ 115,341,294
                            --------------------------------------------------------------------------
Total assets                  13,497,664      16,305,719        686,010     51,879,237     115,341,294
                            --------------------------------------------------------------------------
Net assets                  $ 13,497,664   $  16,305,719   $    686,010   $ 51,879,237   $ 115,341,294
                            ==========================================================================

Units outstanding              1,381,976       1,705,351        119,660      5,111,502      14,315,946

Unit value                  $       9.77   $        9.56   $       5.73   $      10.15   $        8.06

Mutual funds, at cost       $ 14,156,639   $  18,300,230   $  1,110,559   $ 52,363,426   $ 171,432,256
Mutual fund shares             1,394,387       1,448,110        116,273      5,031,934       5,330,004

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                              RYDEX VT
                              RVT CLS         RVT CLS         ABSOLUTE
                             ADVISORONE      ADVISORONE         RETURN        RYDEX VT         RYDEX VT
                              BEROLINA        CLERMONT        STRATEGIES       BANKING      BASIC MATERIALS
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  38,816,454   $  26,650,431   $   2,398,382   $   5,296,279   $     9,394,597
                            -------------------------------------------------------------------------------
Total assets                   38,816,454      26,650,431       2,398,382       5,296,279         9,394,597
                            -------------------------------------------------------------------------------
Net assets                  $  38,816,454   $  26,650,431   $   2,398,382   $   5,296,279   $     9,394,597
                            ===============================================================================

Units outstanding               6,229,148       3,535,381         307,179       1,049,782         1,046,113

Unit value                  $        6.23   $        7.54   $        7.81   $        5.05   $          8.98

Mutual funds, at cost       $  62,020,895   $  38,984,561   $   2,823,915   $   6,643,527   $    15,321,579
Mutual fund shares              2,409,463       1,473,213         114,372         395,245           484,757

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                               RYDEX VT        RYDEX VT
                               RYDEX VT      COMMODITIES       CONSUMER     RYDEX VT DOW      RYDEX VT
                            BIOTECHNOLOGY      STRATEGY        PRODUCTS     2X STRATEGY     ELECTRONICS
                            ----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   6,067,574   $   4,224,278   $   5,606,818   $ 17,922,857   $   1,258,201
                            ----------------------------------------------------------------------------
Total assets                    6,067,574       4,224,278       5,606,818     17,922,857       1,258,201
                            ----------------------------------------------------------------------------
Net assets                  $   6,067,574   $   4,224,278   $   5,606,818   $ 17,922,857   $   1,258,201
                            ============================================================================

Units outstanding               1,105,938         867,386         580,932      3,879,947         591,223

Unit value                  $        5.49   $        4.87   $        9.65   $       4.62   $        2.13

Mutual funds, at cost       $   6,939,691   $   7,194,785   $   6,779,231   $ 19,579,912   $   2,234,967
Mutual fund shares                318,843         368,289         203,810      1,857,291         184,487

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                 RYDEX VT       RYDEX VT        RYDEX VT
                                                                ESSENTIAL      ESSENTIAL       ESSENTIAL
                               RYDEX VT         RYDEX VT        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                ENERGY      ENERGY SERVICES     AGGRESSIVE    CONSERVATIVE      MODERATE
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  10,781,425   $     8,780,340   $   1,895,599   $  3,888,516   $   6,662,828
                            ------------------------------------------------------------------------------
Total assets                   10,781,425         8,780,340       1,895,599      3,888,516       6,662,828
                            ------------------------------------------------------------------------------
Net assets                  $  10,781,425   $     8,780,340   $   1,895,599   $  3,888,516   $   6,662,828
                            ==============================================================================

Units outstanding               1,131,920         1,411,686         251,831        444,993         812,846

Unit value                  $        9.53   $          6.22   $        7.52   $       8.74   $        8.20

Mutual funds, at cost       $  18,166,216   $    17,825,982   $   2,457,218   $  4,367,439   $   7,796,914
Mutual fund shares                526,180           619,206         104,326        178,947         320,637

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                             RYDEX VT
                              RYDEX VT        RYDEX VT      GOVERNMENT
                            EUROPE 1.25X     FINANCIAL       LONG BOND        RYDEX VT       RYDEX VT
                              STRATEGY        SERVICES     1.2X STRATEGY    HEALTH CARE    HEDGED EQUITY
                            ----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  3,984,714   $   2,540,512   $  12,580,967   $   9,265,026   $     350,210
                            ----------------------------------------------------------------------------
Total assets                   3,984,714       2,540,512      12,580,967       9,265,026         350,210
                            ----------------------------------------------------------------------------
Net assets                  $  3,984,714   $   2,540,512   $  12,580,967   $   9,265,026   $     350,210
                            ============================================================================

Units outstanding                629,556         562,323         828,018       1,339,450          47,986

Unit value                  $       6.33   $        4.52   $       15.20   $        6.91   $        7.29

Mutual funds, at cost       $  7,897,236   $   3,559,994   $   9,882,863   $  11,467,869   $     427,130
Mutual fund shares               314,997         222,657         729,754         436,618          18,250

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                              RYDEX VT
                                                                               INVERSE         RYDEX VT
                               RYDEX VT                        RYDEX VT       GOVERNMENT       INVERSE
                            INTERNATIONAL      RYDEX VT      INVERSE DOW      LONG BOND        MID-CAP
                               ROTATION        INTERNET      2X STRATEGY       STRATEGY        STRATEGY
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $      31,703   $   1,485,018   $   3,125,686   $   2,436,575   $     510,265
                            -----------------------------------------------------------------------------
Total assets                       31,703       1,485,018       3,125,686       2,436,575         510,265
                            -----------------------------------------------------------------------------
Net assets                  $      31,703   $   1,485,018   $   3,125,686   $   2,436,575   $     510,265
                            =============================================================================

Units outstanding                   3,048         461,053         371,449         515,000          60,916

Unit value                  $       10.40   $        3.22   $        8.42   $        4.74   $        8.37

Mutual funds, at cost       $      30,565   $   2,401,632   $   3,698,994   $   2,526,332   $     568,959
Mutual fund shares                  1,843         150,916          87,776         179,160          10,903

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               RYDEX VT
                               INVERSE          RYDEX VT        RYDEX VT        RYDEX VT        RYDEX VT
                              NASDAQ-100    INVERSE RUSSELL   INVERSE S&P     JAPAN 1.25X      LARGE CAP
                               STRATEGY      2000 STRATEGY    500 STRATEGY      STRATEGY         GROWTH
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   4,573,098   $     2,423,949   $  6,404,563   $   5,355,860   $   3,432,099
                            ------------------------------------------------------------------------------
Total assets                    4,573,098         2,423,949      6,404,563       5,355,860       3,432,099
                            ------------------------------------------------------------------------------
Net assets                  $   4,573,098   $     2,423,949   $  6,404,563   $   5,355,860   $   3,432,099
                            ==============================================================================

Units outstanding                 556,610           308,747        829,866         879,220         593,979

Unit value                  $        8.21   $          7.85   $       7.72   $        6.10   $        5.78

Mutual funds, at cost       $   4,374,780   $     2,487,731   $  6,575,769   $   6,343,100   $   4,157,458
Mutual fund shares                182,486            56,767        109,592         355,163         208,385

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               RYDEX VT                        RYDEX VT                        RYDEX VT
                              LARGE CAP        RYDEX VT        MID CAP         RYDEX VT        MID-CAP
                                VALUE          LEISURE          GROWTH      MID CAP VALUE   1.5X STRATEGY
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   3,436,626   $     409,779   $   5,466,534   $   2,887,934   $   3,246,105
                            -----------------------------------------------------------------------------
Total assets                    3,436,626         409,779       5,466,534       2,887,934       3,246,105
                            -----------------------------------------------------------------------------
Net assets                  $   3,436,626   $     409,779   $   5,466,534   $   2,887,934   $   3,246,105
                            =============================================================================

Units outstanding                 626,829          94,936         773,682         450,510         497,789

Unit value                  $        5.48   $        4.32   $        7.07   $        6.41   $        6.52

Mutual funds, at cost       $   6,364,554   $     977,248   $   7,639,351   $   4,996,849   $   5,564,365
Mutual fund shares                375,178          13,449         290,002         332,328         330,898

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                               RYDEX VT                                        RYDEX VT
                              MULTI-CAP        RYDEX VT        RYDEX VT       NASDAQ-100        RYDEX VT
                             CORE EQUITY         NOVA         NASDAQ-100     2X STRATEGY    PRECIOUS METALS
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     316,106   $  12,547,166   $   4,162,501   $   9,779,219   $    17,758,061
                            -------------------------------------------------------------------------------
Total assets                      316,106      12,547,166       4,162,501       9,779,219        17,758,061
                            -------------------------------------------------------------------------------
Net assets                  $     316,106   $  12,547,166   $   4,162,501   $   9,779,219   $    17,758,061
                            ===============================================================================

Units outstanding                  58,192       3,128,829         803,767       5,888,400         1,172,695

Unit value                  $        5.44   $        4.01   $        5.18   $        1.66   $         15.15

Mutual funds, at cost       $     386,016   $  16,498,263   $   4,692,698   $  13,372,834   $    18,482,859
Mutual fund shares                 21,755       2,757,619         396,429       1,192,588         1,921,868

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                              RYDEX VT        RYDEX VT        RYDEX VT
                               RYDEX VT        RYDEX VT      RUSSELL 2000   RUSSELL 2000      S&P 500
                             REAL ESTATE      RETAILING     1.5X STRATEGY   2X STRATEGY     2X STRATEGY
                            ----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $   4,222,216   $     839,686   $   2,693,654   $  2,546,667   $   8,073,672
                            ----------------------------------------------------------------------------
Total assets                    4,222,216         839,686       2,693,654      2,546,667       8,073,672
                            ----------------------------------------------------------------------------
Net assets                  $   4,222,216   $     839,686   $   2,693,654   $  2,546,667   $   8,073,672
                            ============================================================================

Units outstanding                 507,864         142,664         452,351        911,775       2,685,033

Unit value                  $        8.32   $        5.88   $        5.95   $       2.79   $        3.01

Mutual funds, at cost       $   7,718,318   $   1,038,384   $   2,857,354   $  2,683,900   $   8,551,683
Mutual fund shares                241,132         111,512         162,562        345,545       1,310,661

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                RYDEX VT
                                                 RYDEX VT        RYDEX VT     STRENGTHENING
                                RYDEX VT        SMALL CAP       SMALL CAP       DOLLAR 2X       RYDEX VT
                            SECTOR ROTATION       GROWTH          VALUE          STRATEGY      TECHNOLOGY
                            -------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     7,540,273   $   4,613,738   $   2,739,488   $     753,898   $   2,783,824
                            -------------------------------------------------------------------------------
Total assets                      7,540,273       4,613,738       2,739,488         753,898       2,783,824
                            -------------------------------------------------------------------------------
Net assets                  $     7,540,273   $   4,613,738   $   2,739,488   $     753,898   $   2,783,824
                            ===============================================================================

Units outstanding                   980,554         648,540         510,605         103,720         796,309

Unit value                  $          7.69   $        7.11   $        5.37   $        7.27   $        3.50

Mutual funds, at cost       $    11,742,631   $   5,276,826   $   3,655,831   $     797,476   $   4,790,952
Mutual fund shares                  833,179         259,490         269,370          35,478         394,869

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                               RYDEX VT
                              RYDEX VT                      RYDEX VT U.S.                      WEAKENING
                            TELECOMMUNI-      RYDEX VT        GOVERNMENT       RYDEX VT        DOLLAR 2X
                              CATIONS      TRANSPORTATION    MONEY MARKET     UTILITIES        STRATEGY
                            -----------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  3,761,762   $    2,296,383   $ 276,316,984   $   6,656,561   $   5,989,060
                            -----------------------------------------------------------------------------
Total assets                   3,761,762        2,296,383     276,316,984       6,656,561       5,989,060
                            -----------------------------------------------------------------------------
Net assets                  $  3,761,762   $    2,296,383   $ 276,316,984   $   6,656,561   $   5,989,060
                            =============================================================================

Units outstanding                872,496          313,389      33,899,383       1,210,528         559,995

Unit value                  $       4.31   $         7.33   $        8.15   $        5.50   $       10.70

Mutual funds, at cost       $  4,987,737   $    2,737,283   $ 276,316,984   $   8,337,756   $   6,304,781
Mutual fund shares               473,774          210,484     276,316,984         431,964         238,608

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                            SBL LARGE    SBL MID      SBL MID      SBL SMALL
                              SBL GLOBAL    CAP VALUE   CAP GROWTH   CAP VALUE     CAP VALUE
                            ------------------------------------------------------------------
Assets:
   Mutual funds, at value   $  12,593,168   $   3,631   $   35,612   $ 124,280   $   8,019,929
                            ------------------------------------------------------------------
Total assets                   12,593,168       3,631       35,612     124,280       8,019,929
                            ------------------------------------------------------------------
Net assets                  $  12,593,168   $   3,631   $   35,612   $ 124,280   $   8,019,929
                            ==================================================================

Units outstanding               1,406,380         353        3,397      11,214         636,461

Unit value                  $        8.95   $   10.27   $    10.48   $   11.08   $       12.60

Mutual funds, at cost       $  17,818,515   $   3,487   $   33,681   $ 115,959   $  11,351,902
Mutual fund shares              1,701,780         207        2,119       3,647         453,103

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                 TEMPLETON                                             WELLS FARGO
                             DEVELOPING MARKETS   TEMPLETON FOREIGN   VAN KAMPEN LIT   ADVANTAGE VT
                                 SECURITIES           SECURITIES        GOVERNMENT     OPPORTUNITY
                            ------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $         1,357,992   $         796,921   $      513,676   $  3,110,912
                            ------------------------------------------------------------------------
Total assets                          1,357,992             796,921          513,676      3,110,912
                            ------------------------------------------------------------------------
Net assets                  $         1,357,992   $         796,921   $      513,676   $  3,110,912
                            ========================================================================

Units outstanding                        99,100             102,458           51,813        466,160

Unit value                  $             13.70   $            7.78   $         9.91   $       6.67

Mutual funds, at cost       $         1,475,028   $         933,705   $      503,855   $  5,694,877
Mutual fund shares                      224,833              74,063           55,450        306,192

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                           AIM V.I.        AIM V.I.        AIM V.I.      DIREXION      DREYFUS VIF
                                            CAPITAL     INTERNATIONAL      MID CAP      DYNAMIC VP    INTERNATIONAL
                                         APPRECIATION      GROWTH        CORE EQUITY      HY BOND         VALUE
                                         ---------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $          -   $      80,422   $    152,623   $    674,622   $     107,172
   Expenses:
     Mortality and expense risk charge        (26,827)       (182,770)      (101,125)      (103,805)        (41,959)
     Other expense charge                     (17,925)        (72,192)       (39,481)       (44,578)        (18,794)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                  (44,752)       (174,540)        12,017        526,239          46,419

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                    -         233,816      1,350,987              -         929,632
     Realized capital gain (loss) on
       sales of fund shares                  (567,763)     (2,922,750)    (1,283,559)    (1,226,326)     (1,973,995)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,176,837)     (8,517,194)    (4,613,056)       153,646      (1,417,794)
                                         ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (1,744,600)    (11,206,128)    (4,545,628)    (1,072,680)     (2,462,157)
                                         ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (1,789,352)  $ (11,380,668)  $ (4,533,611)  $   (546,441)  $  (2,415,738)
                                         ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         FEDERATED FUND
                                            FOR U.S.        FEDERATED                     FIDELITY VIP
                                           GOVERNMENT      HIGH INCOME     FIDELITY VIP      GROWTH       FIDELITY VIP
                                          SECURITIES II      BOND II        CONTRAFUND    OPPORTUNITIES     INDEX 500
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     472,101    $   2,181,619   $     276,970   $       4,938   $    202,046
   Expenses:
     Mortality and expense risk charge         (86,694)        (188,124)       (386,697)        (64,121)      (102,004)
     Other expense charge                      (57,319)        (106,261)       (220,860)        (36,054)       (61,861)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   328,088        1,887,234        (330,587)        (95,237)        38,181

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                -       1,500,603               -        107,750
     Realized capital gain (loss) on
       sales of fund shares                    (57,744)      (2,039,032)    (12,329,717)     (3,021,406)    (1,398,601)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (13,758)      (5,580,098)    (12,911,480)     (3,146,771)    (3,910,010)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (71,502)      (7,619,130)    (23,740,594)     (6,168,177)    (5,200,861)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     256,586    $  (5,731,896)  $ (24,071,181)  $  (6,263,414)  $ (5,162,680)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                        FRANKLIN SMALL-                                    OPPENHEIMER
                                         FIDELITY VIP       MID CAP         NEUBERGER       NEUBERGER      MAIN STREET
                                          INVESTMENT-       GROWTH          BERMAN AMT      BERMAN AMT      SMALL CAP
                                          GRADE BOND       SECURITIES        GUARDIAN        PARTNERS        FUND/VA
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $    818,230   $             -   $      39,139   $      86,429   $       4,891
   Expenses:
     Mortality and expense risk charge       (158,612)           (9,770)        (49,581)       (160,251)        (19,107)
     Other expense charge                     (88,763)           (6,897)        (33,005)       (110,353)         (8,872)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                  570,855           (16,667)        (43,447)       (184,175)        (23,088)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               16,497           147,604         268,222       2,727,122         101,722
     Realized capital gain (loss) on
       sales of fund shares                  (346,551)          (12,842)     (1,548,962)     (3,912,902)       (891,375)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (1,117,211)         (704,576)     (1,809,777)    (11,178,371)       (762,164)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (1,447,265)         (569,814)     (3,090,517)    (12,364,151)     (1,551,817)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $   (876,410)  $      (586,481)  $  (3,133,964)  $ (12,548,326)  $  (1,574,905)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           PIMCO VIT
                                                                           STOCKSPLUS                       RVT CLS
                                           PIMCO VIT       PIMCO VIT       GROWTH AND      PIMCO VIT       ADVISORONE
                                          LOW DURATION    REAL RETURN        INCOME       TOTAL RETURN      AMERIGO
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     550,455   $     985,308   $      72,030   $   2,543,693   $      542,500
   Expenses:
     Mortality and expense risk charge        (121,992)       (244,161)         (7,545)       (495,627)      (1,673,253)
     Other expense charge                      (69,123)       (146,259)         (4,682)       (307,766)        (966,844)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   359,340         594,888          59,803       1,740,300       (2,097,597)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               222,912          27,164               -         948,299        2,695,140
     Realized capital gain (loss) on
       sales of fund shares                   (155,496)       (677,455)       (223,636)        (49,767)      (3,843,501)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (840,072)     (2,534,280)       (393,279)     (1,569,503)     (97,672,714)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (772,656)     (3,184,571)       (616,915)       (670,971)     (98,821,075)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (413,316)  $  (2,589,683)  $    (557,112)  $   1,069,329   $ (100,918,672)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           RYDEX VT
                                            RVT CLS         RVT CLS        ABSOLUTE
                                           ADVISORONE      ADVISORONE        RETURN         RYDEX VT        RYDEX VT
                                            BEROLINA        CLERMONT       STRATEGIES       BANKING      BASIC MATERIALS
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     737,031   $     367,595   $      13,282   $       5,642   $       103,708
   Expenses:
     Mortality and expense risk charge        (551,875)       (310,883)        (25,130)        (31,727)         (189,991)
     Other expense charge                     (315,329)       (179,390)        (11,558)        (15,195)          (93,712)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                  (130,173)       (122,678)        (23,406)        (41,280)         (179,995)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               762,737         514,242               -               -         1,046,273
     Realized capital gain (loss) on
       sales of fund shares                 (2,533,453)     (3,369,214)       (310,487)     (2,460,733)       (5,645,058)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (30,319,062)    (10,074,146)       (359,497)     (1,054,457)       (6,278,075)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (32,089,778)    (12,929,118)       (669,984)     (3,515,190)      (10,876,860)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (32,219,951)  $ (13,051,796)  $    (693,390)  $  (3,556,470)  $   (11,056,855)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            RYDEX VT        RYDEX VT
                                           RYDEX VT       COMMODITIES       CONSUMER      RYDEX VT DOW     RYDEX VT
                                         BIOTECHNOLOGY      STRATEGY        PRODUCTS      2X STRATEGY     ELECTRONICS
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $     189,154   $      10,673   $     133,877   $           -
   Expenses:
     Mortality and expense risk charge         (47,967)       (157,312)        (59,622)       (107,238)        (16,286)
     Other expense charge                      (23,385)        (77,787)        (28,632)        (53,268)         (8,359)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (71,352)        (45,945)        (77,581)        (26,629)        (24,645)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -         146,522               -               -
     Realized capital gain (loss) on
       sales of fund shares                 (1,122,264)       (901,189)     (1,987,041)    (10,621,433)       (367,584)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (749,123)     (3,942,043)       (339,526)      1,083,213        (933,383)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,871,387)     (4,843,232)     (2,180,045)     (9,538,220)     (1,300,967)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,942,739)  $  (4,889,177)  $  (2,257,626)  $  (9,564,849)  $  (1,325,612)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                             RYDEX VT       RYDEX VT       RYDEX VT
                                                                            ESSENTIAL      ESSENTIAL      ESSENTIAL
                                            RYDEX VT         RYDEX VT       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ENERGY      ENERGY SERVICES    AGGRESSIVE    CONSERVATIVE     MODERATE
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $             -   $    24,499   $     153,272   $     137,413
   Expenses:
     Mortality and expense risk charge        (229,451)         (201,695)      (27,226)        (38,329)        (62,930)
     Other expense charge                     (112,453)         (102,051)      (14,221)        (19,877)        (30,930)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                  (341,904)         (303,746)      (16,948)         95,066          43,553

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               484,886         1,076,031        47,858          44,229          54,319
     Realized capital gain (loss) on
       sales of fund shares                 (6,346,518)       (3,114,291)     (502,004)       (311,624)       (449,373)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (7,255,969)      (10,557,588)     (515,805)       (431,646)     (1,095,020)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (13,117,601)      (12,595,848)     (969,951)       (699,041)     (1,490,074)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (13,459,505)  $   (12,899,594)  $  (986,899)  $    (603,975)  $  (1,446,521)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           RYDEX VT
                                            RYDEX VT        RYDEX VT      GOVERNMENT
                                          EUROPE 1.25X     FINANCIAL       LONG BOND        RYDEX VT        RYDEX VT
                                            STRATEGY        SERVICES     1.2X STRATEGY    HEALTH CARE    HEDGED EQUITY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      56,953   $           -   $     416,349   $           -   $       4,045
   Expenses:
     Mortality and expense risk charge        (104,745)        (35,160)       (132,001)        (84,358)         (4,319)
     Other expense charge                      (53,517)        (16,512)        (62,626)        (41,489)         (2,058)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                  (101,309)        (51,672)        221,722        (125,847)         (2,332)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               183,177               -               -         441,320               -
     Realized capital gain (loss) on
       sales of fund shares                 (7,664,875)     (2,647,007)      3,876,366      (2,613,010)        (75,731)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (776,496)       (254,134)      2,202,291      (2,046,138)        (48,022)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (8,258,194)     (2,901,141)      6,078,657      (4,217,828)       (123,753)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (8,359,503)  $  (2,952,813)  $   6,300,379   $  (4,343,675)  $    (126,085)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                            RYDEX VT
                                                                                            INVERSE         RYDEX VT
                                            RYDEX VT                        RYDEX VT       GOVERNMENT       INVERSE
                                         INTERNATIONAL      RYDEX VT      INVERSE DOW      LONG BOND        MID-CAP
                                           ROTATION*        INTERNET      2X STRATEGY       STRATEGY        STRATEGY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $           -   $      13,262   $      13,696   $       3,481
   Expenses:
     Mortality and expense risk charge             (16)        (18,051)        (57,087)        (38,063)         (7,595)
     Other expense charge                           (9)         (9,217)        (26,913)        (18,205)         (3,851)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                       (25)        (27,268)        (70,738)        (42,572)         (7,965)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -         809,635               -               -
     Realized capital gain (loss) on
       sales of fund shares                          1        (598,199)      3,233,518      (1,294,847)        212,428
     Change in unrealized
       appreciation/depreciation on
       investments during the year               1,138        (794,494)       (503,977)        174,434         (55,429)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    1,139      (1,392,693)      3,539,176      (1,120,413)        156,999
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       1,114   $  (1,419,961)  $   3,468,438   $  (1,162,985)  $     149,034
                                         ==============================================================================

* For the period from November 17, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            RYDEX VT
                                            INVERSE          RYDEX VT         RYDEX VT        RYDEX VT        RYDEX VT
                                           NASDAQ-100    INVERSE RUSSELL    INVERSE S&P     JAPAN 1.25X      LARGE CAP
                                            STRATEGY      2000 STRATEGY     500 STRATEGY      STRATEGY         GROWTH
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      25,986       $    29,572   $      56,928   $      48,439   $           -
   Expenses:
     Mortality and expense risk charge         (58,398)          (35,812)        (83,187)        (51,776)        (60,278)
     Other expense charge                      (29,631)          (18,644)        (40,765)        (24,701)        (29,457)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                   (62,043)          (24,884)        (67,024)        (28,038)        (89,735)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                 -               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                  2,214,537           441,971       3,977,726      (2,713,837)     (2,847,735)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             238,045           (37,704)       (159,716)       (172,997)       (479,062)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                2,452,582           404,267       3,818,010      (2,886,834)     (3,326,797)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $   2,390,539       $   379,383   $   3,750,986   $  (2,914,872)  $  (3,416,532)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            RYDEX VT                        RYDEX VT                        RYDEX VT
                                           LARGE CAP        RYDEX VT        MID CAP         RYDEX VT        MID-CAP
                                             VALUE          LEISURE          GROWTH      MID CAP VALUE   1.5X STRATEGY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      64,377   $           -   $           -   $           -   $           -
   Expenses:
     Mortality and expense risk charge         (67,053)        (10,608)        (84,689)        (48,148)        (53,991)
     Other expense charge                      (34,470)         (5,236)        (40,595)        (24,904)        (27,969)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (37,146)        (15,844)       (125,284)        (73,052)        (81,960)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               947,956         278,364               -         691,764               -
     Realized capital gain (loss) on
       sales of fund shares                 (6,253,398)     (1,024,665)     (2,886,392)     (2,705,840)     (3,715,640)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             165,484        (196,176)     (1,255,848)     (1,309,976)       (432,669)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (5,139,958)       (942,477)     (4,142,240)     (3,324,052)     (4,148,309)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (5,177,104)  $    (958,321)  $  (4,267,524)  $  (3,397,104)  $  (4,230,269)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            RYDEX VT                                       RYDEX VT
                                           MULTI-CAP        RYDEX VT        RYDEX VT       NASDAQ-100        RYDEX VT
                                          CORE EQUITY         NOVA         NASDAQ-100     2X STRATEGY    PRECIOUS METALS
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      10,355   $      74,459   $       9,940   $      15,688   $             -
   Expenses:
     Mortality and expense risk charge          (8,036)       (111,040)        (60,718)       (139,013)         (231,152)
     Other expense charge                       (3,976)        (55,217)        (29,014)        (71,264)         (116,001)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                    (1,657)        (91,798)        (79,792)       (194,589)         (347,153)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                   750               -               -               -                 -
     Realized capital gain (loss) on
       sales of fund shares                   (216,274)     (7,074,902)     (4,108,437)    (15,507,893)       (6,058,993)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                (159)     (3,296,332)       (462,835)     (2,393,838)       (2,516,889)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (215,683)    (10,371,234)     (4,571,272)    (17,901,731)       (8,575,882)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (217,340)  $ (10,463,032)  $  (4,651,064)  $ (18,096,320)  $    (8,923,035)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                            RYDEX VT        RYDEX VT        RYDEX VT
                                            RYDEX VT        RYDEX VT      RUSSELL 2000    RUSSELL 2000      S&P 500
                                          REAL ESTATE      RETAILING     1.5X STRATEGY    2X STRATEGY     2X STRATEGY
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      39,268   $           -   $       5,099   $      50,245   $           -
   Expenses:
     Mortality and expense risk charge         (67,238)         (8,584)        (25,497)        (21,863)        (96,445)
     Other expense charge                      (34,488)         (4,425)        (13,401)        (10,867)        (48,885)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (62,458)        (13,009)        (33,799)         17,515        (145,330)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               395,459           1,985               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                 (4,046,986)     (1,145,075)     (2,164,874)     (2,944,347)    (14,466,714)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (679,024)        591,397         361,986         (65,029)      1,530,877
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (4,330,551)       (551,693)     (1,802,888)     (3,009,376)    (12,935,837)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (4,393,009)  $    (564,702)  $  (1,836,687)  $  (2,991,861)  $ (13,081,167)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                              RYDEX VT
                                                              RYDEX VT        RYDEX VT     STRENGTHENING
                                             RYDEX VT        SMALL CAP       SMALL CAP       DOLLAR 2X       RYDEX VT
                                         SECTOR ROTATION       GROWTH          VALUE          STRATEGY      TECHNOLOGY
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $             -   $           -   $      46,450   $           -   $           -
   Expenses:
     Mortality and expense risk charge          (113,361)        (48,627)        (37,549)        (20,550)        (47,257)
     Other expense charge                        (57,640)        (23,561)        (18,943)         (9,690)        (23,597)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                    (171,001)        (72,188)        (10,042)        (30,240)        (70,854)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  30,693               -               -               -         592,206
     Realized capital gain (loss) on
       sales of fund shares                   (2,226,377)     (2,674,229)     (4,571,697)        (74,756)     (2,273,117)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (4,641,519)       (110,291)        982,749         (43,980)     (1,973,398)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (6,837,203)     (2,784,520)     (3,588,948)       (118,736)     (3,654,309)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (7,008,204)  $  (2,856,708)  $  (3,598,990)  $    (148,976)  $  (3,725,163)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                                             RYDEX VT
                                            RYDEX VT                      RYDEX VT U.S.                     WEAKENING
                                          TELECOMMUNI-      RYDEX VT        GOVERNMENT       RYDEX VT       DOLLAR 2X
                                            CATIONS      TRANSPORTATION    MONEY MARKET     UTILITIES        STRATEGY
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       6,226   $            -   $   3,024,195   $      35,388   $           -
   Expenses:
     Mortality and expense risk charge         (24,522)         (22,848)     (2,400,872)        (96,172)        (58,029)
     Other expense charge                      (12,492)         (11,735)     (1,165,045)        (49,347)        (28,684)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                   (30,788)         (34,583)       (541,722)       (110,131)        (86,713)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               580,525           47,000               -          93,627               -
     Realized capital gain (loss) on
       sales of fund shares                 (1,423,424)      (1,561,043)              -      (4,502,180)     (1,472,390)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,001,877)         402,875               -          83,521         308,503
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,844,776)      (1,111,168)              -      (4,325,032)     (1,163,887)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,875,564)  $   (1,145,751)  $    (541,722)  $  (4,435,163)  $  (1,250,600)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                           SBL LARGE        SBL MID         SBL MID        SBL SMALL
                                           SBL GLOBAL      CAP VALUE*     CAP GROWTH*      CAP VALUE*      CAP VALUE
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $           -   $           -   $           -   $           -
   Expenses:
     Mortality and expense risk charge        (213,837)            (33)            (15)            (68)       (103,432)
     Other expense charge                      (61,277)             (9)             (4)            (20)        (28,950)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                  (275,114)            (42)            (19)            (88)       (132,382)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                 (1,304,988)          1,794               1            (519)       (252,491)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (9,814,000)            144           1,931           8,321      (5,009,787)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (11,118,988)          1,938           1,932           7,802      (5,262,278)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (11,394,102)  $       1,896   $       1,913   $       7,714   $  (5,394,660)
                                         ==============================================================================

* For the period from November 17, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                           TEMPLETON
                                           DEVELOPING      TEMPLETON       VAN KAMPEN     WELLS FARGO
                                            MARKETS         FOREIGN           LIT        ADVANTAGE VT
                                           SECURITIES      SECURITIES      GOVERNMENT     OPPORTUNITY
                                         --------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      15,531   $      30,414   $     121,398   $     112,382
   Expenses:
     Mortality and expense risk charge          (4,865)        (10,519)        (11,185)        (55,007)
     Other expense charge                       (3,434)         (7,425)         (5,545)        (33,576)
                                         --------------------------------------------------------------
Net investment income (loss)                     7,232          12,470         104,668          23,799

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               116,415         124,475               -       1,326,484
     Realized capital gain (loss) on
       sales of fund shares                      9,169          53,603        (102,577)     (2,687,235)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (504,349)       (794,555)        (30,555)     (1,970,754)
                                         --------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (378,765)       (616,477)       (133,132)     (3,331,505)
                                         --------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (371,533)  $    (604,007)  $     (28,464)  $  (3,307,706)
                                         ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                                            AIM V.I. CAPITAL APPRECIATION   AIM V.I. INTERNATIONAL GROWTH
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (44,752)   $    (65,074)   $   (174,540)   $   (150,745)
     Capital gains distributions                                       -               -         233,816               -
     Realized capital gain (loss) on sales of fund shares       (567,763)        237,533      (2,922,750)        482,945
     Change in unrealized appreciation/depreciation on
       investments during the year                            (1,176,837)        140,288      (8,517,194)      1,161,916
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (1,789,352)        312,747     (11,380,668)      1,494,116

   From contract owner transactions:
     Variable annuity deposits                                    91,084         323,630       1,107,967       1,903,214
     Contract owner maintenance charges                          (35,904)        (51,003)       (244,476)       (285,551)
     Terminations and withdrawals                               (624,887)       (462,987)     (3,197,009)     (2,762,648)
     Annuity payments                                                  -               -               -               -
     Transfers between subaccounts, net                       (2,579,692)      4,148,699     (10,904,692)     25,759,750
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (3,149,399)      3,958,339     (13,238,210)     24,614,765
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (4,938,751)      4,271,086     (24,618,878)     26,108,881
Net assets at beginning of year                                6,526,618       2,255,532      37,055,504      10,946,623
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  1,587,867    $  6,526,618    $ 12,436,626    $ 37,055,504
                                                            =============================================================
                                                            AIM V.I. MID CAP CORE EQUITY     DIREXION DYNAMIC VP HY BOND
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $     12,017    $    (77,425)   $    526,239    $    736,730
     Capital gains distributions                               1,350,987         146,165               -               -
     Realized capital gain (loss) on sales of fund shares     (1,283,559)         38,664      (1,226,326)        (43,483)
     Change in unrealized appreciation/depreciation on
       investments during the year                            (4,613,056)         49,132         153,646      (1,023,158)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (4,533,611)        156,536        (546,441)       (329,911)

   From contract owner transactions:
     Variable annuity deposits                                   414,648         294,134         283,663         487,937
     Contract owner maintenance charges                         (130,250)        (76,819)       (154,689)       (287,411)
     Terminations and withdrawals                             (1,744,403)       (746,388)     (2,070,763)     (3,762,095)
     Annuity payments                                                (41)              -               -               -
     Transfers between subaccounts, net                        3,702,915      11,035,533      31,137,664     (23,537,242)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                        2,242,869      10,506,460      29,195,875     (27,098,811)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (2,290,742)     10,662,996      28,649,434     (27,428,722)
Net assets at beginning of year                               10,896,850         233,854      12,872,970      40,301,692
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  8,606,108    $ 10,896,850    $ 41,522,404    $ 12,872,970
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                              DREYFUS VIF INTERNATIONAL        FEDERATED FUND FOR U.S.
                                                                       VALUE                  GOVERNMENT SECURITIES II
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $     46,419    $    (13,297)   $    328,088    $    345,415
     Capital gains distributions                                 929,632         649,037               -               -
     Realized capital gain (loss) on sales of fund shares     (1,973,995)       (401,303)        (57,744)        (87,615)
     Change in unrealized appreciation/depreciation on
       investments during the year                            (1,417,794)       (366,752)        (13,758)        131,895
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (2,415,738)       (132,315)        256,586         389,695

   From contract owner transactions:
     Variable annuity deposits                                   249,736         607,947       1,231,940       1,052,132
     Contract owner maintenance charges                          (56,216)        (73,621)       (118,144)       (103,356)
     Terminations and withdrawals                               (751,268)       (733,118)     (1,748,314)     (1,462,383)
     Annuity payments                                                  -               -               -               -
     Transfers between subaccounts, net                       (2,384,371)      6,332,427       3,236,056         (80,182)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (2,942,119)      6,133,635       2,601,538        (593,789)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (5,357,857)      6,001,320       2,858,124        (204,094)
Net assets at beginning of year                                8,177,372       2,176,052       8,979,299       9,183,393
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  2,819,515    $  8,177,372    $ 11,837,423    $  8,979,299
                                                            =============================================================

                                                            FEDERATED HIGH INCOME BOND II     FIDELITY VIP CONTRAFUND
                                                                 2008           2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $  1,887,234    $  1,850,532    $   (330,587)   $   (269,271)
     Capital gains distributions                                       -               -       1,500,603      15,858,594
     Realized capital gain (loss) on sales of fund shares     (2,039,032)        (76,521)    (12,329,717)      2,037,533
     Change in unrealized appreciation/depreciation on
       investments during the year                            (5,580,098)     (1,258,237)    (12,911,480)    (10,143,532)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (5,731,896)        515,774     (24,071,181)      7,483,324

   From contract owner transactions:
     Variable annuity deposits                                   361,662       1,746,433       1,553,058       2,660,143
     Contract owner maintenance charges                         (227,212)       (332,325)       (526,301)       (601,807)
     Terminations and withdrawals                             (2,693,389)     (3,530,286)     (6,670,332)     (5,718,953)
     Annuity payments                                                (34)              -            (332)         (3,040)
     Transfers between subaccounts, net                          (50,217)     (1,532,810)    (10,656,734)     10,778,333
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (2,609,190)     (3,648,988)    (16,300,641)      7,114,676
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (8,341,086)     (3,133,214)    (40,371,822)     14,598,000
Net assets at beginning of year                               25,087,360      28,220,574      65,703,950      51,105,950
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 16,746,274    $ 25,087,360    $ 25,332,128    $ 65,703,950
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                    FIDELITY VIP
                                                                GROWTH OPPORTUNITIES           FIDELITY VIP INDEX 500
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (95,237)   $   (129,125)   $     38,181    $    388,231
     Capital gains distributions                                       -               -         107,750               -
     Realized capital gain (loss) on sales of fund shares     (3,021,406)        647,471      (1,398,601)      1,311,817
     Change in unrealized appreciation/depreciation on
       investments during the year                            (3,146,771)        904,419      (3,910,010)       (899,672)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (6,263,414)      1,422,765      (5,162,680)        800,376

   From contract owner transactions:
     Variable annuity deposits                                   893,554         717,205         771,573       1,068,133
     Contract owner maintenance charges                          (91,115)       (132,092)       (110,958)       (258,717)
     Terminations and withdrawals                             (1,127,160)     (1,265,991)     (1,506,681)     (2,932,156)
     Annuity payments                                                  -               -               -               -
     Transfers between subaccounts, net                      (13,372,494)     13,056,788      (4,150,598)     (1,045,710)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                      (13,697,215)     12,375,910      (4,996,664)     (3,168,450)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                        (19,960,629)     13,798,675     (10,159,344)     (2,368,074)
Net assets at beginning of year                               22,179,428       8,380,753      17,698,860      20,066,934
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  2,218,799    $ 22,179,428    $  7,539,516    $ 17,698,860
                                                            =============================================================

                                                                    FIDELITY VIP                  FRANKLIN SMALL-MID
                                                                INVESTMENT-GRADE BOND           CAP GROWTH SECURITIES
                                                                 2008           2007             2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    570,855    $    415,023    $    (16,667)   $    (23,328)
     Capital gains distributions                                  16,497               -         147,604         114,229
     Realized capital gain (loss) on sales of fund shares       (346,551)        (81,227)        (12,842)         50,528
     Change in unrealized appreciation/depreciation on
       investments during the year                            (1,117,211)         89,196        (704,576)          5,139
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                 (876,410)        422,992        (586,481)        146,568

   From contract owner transactions:
     Variable annuity deposits                                 3,002,608         635,751          10,193           5,918
     Contract owner maintenance charges                         (215,772)       (221,715)        (10,570)        (16,987)
     Terminations and withdrawals                             (3,019,838)     (2,468,568)       (141,604)       (115,425)
     Annuity payments                                                (25)              -               -               -
     Transfers between subaccounts, net                       (1,784,816)      1,790,509         (50,210)        (49,026)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (2,017,843)       (264,023)       (192,191)       (175,520)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (2,894,253)        158,969        (778,672)        (28,952)
Net assets at beginning of year                               18,129,797      17,970,828       1,513,705       1,542,657
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 15,235,544    $ 18,129,797    $    735,033    $  1,513,705
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                            NEUBERGER BERMAN AMT GUARDIAN   NEUBERGER BERMAN AMT PARTNERS
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (43,447)   $    (81,474)   $   (184,175)   $   (148,500)
     Capital gains distributions                                 268,222               -       2,727,122       2,089,132
     Realized capital gain (loss) on sales of fund shares     (1,548,962)        670,229      (3,912,902)        596,093
     Change in unrealized appreciation/depreciation on
       investments during the year                            (1,809,777)       (465,080)    (11,178,371)     (1,541,238)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (3,133,964)        123,675     (12,548,326)        995,487

   From contract owner transactions:
     Variable annuity deposits                                    60,820         312,165         285,078         568,639
     Contract owner maintenance charges                          (67,019)        (75,205)       (217,296)       (217,557)
     Terminations and withdrawals                               (963,768)       (618,567)     (3,012,923)     (2,016,631)
     Annuity payments                                                  -               -             (42)              -
     Transfers between subaccounts, net                        3,417,681      (3,863,545)      2,546,560       3,915,602
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                        2,447,714      (4,245,152)       (398,623)      2,250,053
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                           (686,250)     (4,121,477)    (12,946,949)      3,245,540
Net assets at beginning of year                                4,520,241       8,641,718      21,558,052      18,312,512
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  3,833,991    $  4,520,241    $  8,611,103    $ 21,558,052
                                                            =============================================================

                                                               OPPENHEIMER MAIN STREET
                                                                 SMALL CAP FUND/VA             PIMCO VIT LOW DURATION
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (23,088)   $    (26,452)   $    359,340    $    259,263
     Capital gains distributions                                 101,722          53,144         222,912              --
     Realized capital gain (loss) on sales of fund shares       (891,375)         65,711        (155,496)         17,104
     Change in unrealized appreciation/depreciation on
       investments during the year                              (762,164)       (109,319)       (840,072)        192,918
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (1,574,905)        (16,916)       (413,316)        469,285

   From contract owner transactions:
     Variable annuity deposits                                   146,423         515,522       1,921,908       1,761,724
     Contract owner maintenance charges                          (25,471)        (26,659)       (190,266)        (76,700)
     Terminations and withdrawals                               (275,110)       (337,415)     (2,859,898)       (871,280)
     Annuity payments                                                  -               -               -               -
     Transfers between subaccounts, net                        1,411,899         917,270       5,167,141       1,573,284
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                        1,257,741       1,068,718       4,038,885       2,387,028
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                           (317,164)      1,051,802       3,625,569       2,856,313
Net assets at beginning of year                                2,022,828         971,026       9,872,095       7,015,782
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  1,705,664    $  2,022,828    $ 13,497,664    $  9,872,095
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                               PIMCO VIT STOCKSPLUS
                                                               PIMCO VIT REAL RETURN             GROWTH AND INCOME
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    594,888    $    667,380    $     59,803    $     37,581
     Capital gains distributions                                  27,164          54,404               -               -
     Realized capital gain (loss) on sales of fund shares       (677,455)       (743,444)       (223,636)          6,264
     Change in unrealized appreciation/depreciation on
       investments during the year                            (2,534,280)      1,755,189        (393,279)        (30,595)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                               (2,589,683)      1,733,529        (557,112)         13,250

   From contract owner transactions:
     Variable annuity deposits                                 3,272,448       1,051,651          64,636         182,197
     Contract owner maintenance charges                         (357,473)       (234,003)        (10,257)         (5,520)
     Terminations and withdrawals                             (3,664,998)     (2,082,901)        (59,449)        (33,225)
     Annuity payments                                                  -               -               -               -
     Transfers between subaccounts, net                       (3,929,666)        357,381         494,160         500,175
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (4,679,689)       (907,872)        489,090         643,627
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         (7,269,372)        825,657         (68,022)        656,877
Net assets at beginning of year                               23,575,091      22,749,434         754,032          97,155
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 16,305,719    $ 23,575,091    $    686,010    $    754,032
                                                            =============================================================

                                                                PIMCO VIT TOTAL RETURN       RVT CLS ADVISORONE AMERIGO
                                                                 2008            2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $  1,740,300    $  1,238,846   $  (2,097,597)   $ (2,394,642)
     Capital gains distributions                                 948,299               -       2,695,140       9,226,199
     Realized capital gain (loss) on sales of fund shares        (49,767)       (248,672)     (3,843,501)      8,399,852
     Change in unrealized appreciation/depreciation on
       investments during the year                            (1,569,503)      1,615,240     (97,672,714)     12,422,792
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                1,069,329       2,605,414    (100,918,672)     27,654,201

   From contract owner transactions:
     Variable annuity deposits                                 3,183,350       4,003,502       2,793,459       6,854,994
     Contract owner maintenance charges                         (702,686)       (404,499)     (2,255,057)     (2,601,562)
     Terminations and withdrawals                             (8,578,453)     (4,887,055)    (28,211,716)    (24,855,912)
     Annuity payments                                                (18)              -          (2,445)              -
     Transfers between subaccounts, net                       16,509,180       2,882,456      (4,106,331)       (600,648)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       10,411,373       1,594,404     (31,782,090)    (21,203,128)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                         11,480,702       4,199,818    (132,700,762)      6,451,073
Net assets at beginning of year                               40,398,535      36,198,717     248,042,056     241,590,983
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 51,879,237    $ 40,398,535   $ 115,341,294    $248,042,056
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                             RVT CLS ADVISORONE BEROLINA     RVT CLS ADVISORONE CLERMONT
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $   (130,173)   $   (880,053)   $   (122,678)   $    132,188
     Capital gains distributions                                 762,737       1,038,651         514,242       5,787,774
     Realized capital gain (loss) on sales of fund shares     (2,533,453)        729,657      (3,369,214)      5,350,287
     Change in unrealized appreciation/depreciation on
       investments during the year                           (30,319,062)      7,095,083     (10,074,146)     (8,358,953)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                              (32,219,951)      7,983,338     (13,051,796)      2,911,296

   From contract owner transactions:
     Variable annuity deposits                                   798,372         448,897         949,412       2,491,931
     Contract owner maintenance charges                         (748,297)       (730,570)       (386,948)       (478,502)
     Terminations and withdrawals                             (8,768,793)     (6,233,860)     (5,342,287)     (5,619,198)
     Annuity payments                                                (89)              -          (3,007)              -
     Transfers between subaccounts, net                        1,573,930      57,616,697       2,539,021     (45,055,459)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                       (7,144,877)     51,101,164      (2,243,809)    (48,661,228)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                        (39,364,828)     59,084,502     (15,295,605)    (45,749,932)
Net assets at beginning of year                               78,181,282      19,096,780      41,946,036      87,695,968
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 38,816,454    $ 78,181,282    $ 26,650,431    $ 41,946,036
                                                            =============================================================

                                                                  RYDEX VT ABSOLUTE
                                                                  RETURN STRATEGIES               RYDEX VT BANKING
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (23,406)   $      8,109    $    (41,280)   $     49,849
     Capital gains distributions                                       -          33,632               -               -
     Realized capital gain (loss) on sales of fund shares       (310,487)        245,826      (2,460,733)       (377,029)
     Change in unrealized appreciation/depreciation on
       investments during the year                              (359,497)        (24,531)     (1,054,457)       (364,673)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                                 (693,390)        263,036      (3,556,470)       (691,853)

   From contract owner transactions:
     Variable annuity deposits                                   288,765         483,655          98,161         306,197
     Contract owner maintenance charges                          (23,609)       (129,223)        (43,943)        (32,939)
     Terminations and withdrawals                               (285,346)     (1,789,597)       (430,933)       (230,633)
     Annuity payments                                                  -               -          (1,001)         (1,516)
     Transfers between subaccounts, net                          641,663         695,605       7,049,457      (1,442,619)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                          621,473        (739,560)      6,671,741      (1,401,510)
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                            (71,917)       (476,524)      3,115,271      (2,093,363)
Net assets at beginning of year                                2,470,299       2,946,823       2,181,008       4,274,371
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  2,398,382    $  2,470,299    $  5,296,279    $  2,181,008
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                              RYDEX VT BASIC MATERIALS         RYDEX VT BIOTECHNOLOGY
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $   (179,995)   $   (363,191)   $    (71,352)   $    (52,708)
     Capital gains distributions                               1,046,273       2,546,515               -               -
     Realized capital gain (loss) on sales of fund shares     (5,645,058)      4,384,685      (1,122,264)         48,720
     Change in unrealized appreciation/depreciation on
       investments during the year                            (6,278,075)       (727,209)       (749,123)        (59,103)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                              (11,056,855)      5,840,800      (1,942,739)        (63,091)

   From contract owner transactions:
     Variable annuity deposits                                 2,356,531       2,678,829         296,211         289,495
     Contract owner maintenance charges                         (258,525)       (404,373)        (67,804)        (42,385)
     Terminations and withdrawals                             (2,362,022)     (4,393,570)       (706,465)       (347,341)
     Annuity payments                                             (1,600)         (2,311)             (2)             (8)
     Transfers between subaccounts, net                      (18,403,606)     15,274,179       4,165,124       1,307,048
                                                            -------------------------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                      (18,669,222)     13,152,754       3,687,064       1,206,809
                                                            -------------------------------------------------------------
Net increase (decrease) in net assets                        (29,726,077)     18,993,554       1,744,325       1,143,718
Net assets at beginning of year                               39,120,674      20,127,120       4,323,249       3,179,531
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  9,394,597    $ 39,120,674    $  6,067,574    $  4,323,249
                                                            =============================================================

                                                            RYDEX VT COMMODITIES STRATEGY    RYDEX VT CONSUMER PRODUCTS
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:                                         $    (45,945)   $    (57,283)   $    (77,581)   $     60,023
     Net investment income (loss)
     Capital gains distributions                                       -               -         146,522         873,476
     Realized capital gain (loss)
       on sales of fund shares                                  (901,189)       (398,603)     (1,987,041)      1,604,771
     Change in unrealized
       appreciation/depreciation on
       investments during the year                            (3,942,043)      1,552,585        (339,526)     (1,657,251)
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                               (4,889,177)      1,096,699      (2,257,626)        881,019

   From contract owner
     transactions:
     Variable annuity deposits                                 1,505,749         315,903         863,567         569,906
     Contract owner maintenance
       charges                                                  (227,823)        (46,854)        (87,741)       (138,197)
     Terminations and withdrawals                             (1,954,446)       (528,157)     (1,097,997)     (1,620,251)
     Annuity payments                                                  -               -          (1,969)         (2,057)
     Transfers between
       subaccounts, net                                       (1,287,644)      5,307,693      (4,439,248)     (4,788,581)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                             (1,964,164)      5,048,585      (4,763,388)     (5,979,180)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                     (6,853,341)      6,145,284      (7,021,014)     (5,098,161)
                                                            -------------------------------------------------------------
Net assets at beginning of year                               11,077,619       4,932,335      12,627,832      17,725,993
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  4,224,278    $ 11,077,619    $  5,606,818    $ 12,627,832
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                              RYDEX VT DOW 2X STRATEGY          RYDEX VT ELECTRONICS
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (26,629)   $    (12,469)   $    (24,645)   $    (34,883)
     Capital gains distributions                                       -       1,975,557               -               -
     Realized capital gain (loss)
       on sales of fund shares                               (10,621,433)       (807,653)       (367,584)       (270,247)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                             1,083,213      (2,809,079)       (933,383)        (19,333)
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                               (9,564,849)     (1,653,644)     (1,325,612)       (324,463)

   From contract owner
     transactions:
     Variable annuity deposits                                 1,541,551       1,016,946           7,498         266,480
     Contract owner maintenance
       charges                                                  (154,626)       (167,740)        (22,582)        (27,197)
     Terminations and withdrawals                             (2,132,251)     (1,663,629)       (209,896)       (199,250)
     Annuity payments                                                  -          (1,376)              -               -
     Transfers between
       subaccounts, net                                       10,446,419      (3,318,694)      2,080,196        (222,795)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                              9,701,093      (4,134,493)      1,855,216        (182,762)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                        136,244      (5,788,137)        529,604        (507,225)
                                                            -------------------------------------------------------------
Net assets at beginning of year                               17,786,613      23,574,750         728,597       1,235,822
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 17,922,857    $ 17,786,613    $  1,258,201    $    728,597
                                                            =============================================================

                                                                  Rydex VT Energy             Rydex VT Energy Services
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $   (341,904)   $   (380,933)   $   (303,746)   $   (407,709)
     Capital gains distributions                                 484,886       2,854,695       1,076,031       1,693,928
     Realized capital gain (loss)
       on sales of fund shares                                (6,346,518)     (1,966,924)     (3,114,291)      2,360,073
     Change in unrealized
       appreciation/depreciation on
       investments during the year                            (7,255,969)      5,304,894     (10,557,588)      3,850,776
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                              (13,459,505)      5,811,732     (12,899,594)      7,497,068

   From contract owner
     transactions:
     Variable annuity deposits                                 2,676,143       1,756,057       1,655,052       1,828,232
     Contract owner maintenance
       charges                                                  (350,226)       (382,295)       (295,896)       (385,640)
     Terminations and withdrawals                             (3,020,589)     (3,760,294)     (2,904,479)     (5,355,974)
     Annuity payments                                                (34)            (55)              -             (17)
     Transfers between
       subaccounts, net                                       (4,536,223)       (508,323)    (10,597,248)     10,956,744
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                             (5,230,929)     (2,894,910)    (12,142,571)      7,043,345
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                    (18,690,434)      2,916,822     (25,042,165)     14,540,413
Net assets at beginning of year                               29,471,859      26,555,037      33,822,505      19,282,092
                                                            -------------------------------------------------------------
Net assets at end of year                                   $ 10,781,425    $ 29,471,859    $  8,780,340    $ 33,822,505
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                  RYDEX VT ESSENTIAL             RYDEX VT ESSENTIAL
                                                                 PORTFOLIO AGGRESSIVE          PORTFOLIO CONSERVATIVE
                                                                 2008            2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (16,948)   $     70,217    $     95,066    $     51,116
     Capital gains distributions                                  47,858          16,173          44,229          35,629
     Realized capital gain (loss)
       on sales of fund shares                                  (502,004)          3,523        (311,624)         42,582
     Change in unrealized
       appreciation/depreciation on
       investments during the year                              (515,805)        (31,628)       (431,646)        (46,255)
                                                            -------------------------------------------------------------

   Net increase (decrease) in
     net assets from operations                                 (986,899)         58,285        (603,975)         83,072

   From contract owner
     transactions:
     Variable annuity deposits                                    49,959       2,498,433         445,324         232,541
     Contract owner maintenance
       charges                                                   (51,261)        (55,630)        (99,403)        (42,479)
     Terminations and withdrawals                               (835,544)       (543,610)     (1,765,250)       (469,420)
     Annuity payments                                                  -               -               -               -
     Transfers between
       subaccounts, net                                          166,626       1,155,996       2,919,713       3,116,740
                                                            -------------------------------------------------------------

   Net increase (decrease) in net
     assets from contract owner
     transactions                                               (670,220)      3,055,189       1,500,384       2,837,382
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                     (1,657,119)      3,113,474         896,409       2,920,454
Net assets at beginning of year                                3,552,718         439,244       2,992,107          71,653
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  1,895,599    $  3,552,718    $  3,888,516    $  2,992,107
                                                            =============================================================

                                                                 RYDEX VT ESSENTIAL                 RYDEX VT EUROPE
                                                                 PORTFOLIO MODERATE                 1.25X STRATEGY
                                                                2008             2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $     43,553    $     50,058    $   (101,309)   $    389,051
     Capital gains distributions                                  54,319          14,848         183,177       3,722,065
     Realized capital gain (loss)
       on sales of fund shares                                  (449,373)        (93,347)     (7,664,875)      3,111,308
     Change in unrealized
       appreciation/depreciation on
       investments during the year                            (1,095,020)         19,153        (776,496)     (5,254,376)
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                               (1,446,521)         (9,288)     (8,359,503)      1,968,048

   From contract owner
     transactions:
     Variable annuity deposits                                 1,214,135       2,139,821         669,240       2,913,790
     Contract owner maintenance
       charges                                                   (86,893)        (63,434)       (137,532)       (454,340)
     Terminations and withdrawals                               (851,661)       (619,227)     (1,594,497)     (4,809,117)
     Annuity payments                                                  -               -          (1,288)         (1,603)
     Transfers between
       subaccounts, net                                        2,216,691         820,353     (24,643,466)     (7,703,591)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                              2,492,272       2,277,513     (25,707,543)    (10,054,861)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                      1,045,751       2,268,225     (34,067,046)     (8,086,813)
                                                            -------------------------------------------------------------
Net assets at beginning of year                                5,617,077       3,348,852      38,051,760      46,138,573
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  6,662,828    $  5,617,077    $  3,984,714    $ 38,051,760
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                                                RYDEX VT GOVERNMENT
                                                             RYDEX VT FINANCIAL SERVICES      LONG BOND 1.2X STRATEGY
                                                                 2008            2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (51,672)   $    (28,967)   $    221,722    $    292,173
     Capital gains distributions                                       -         373,526               -               -
     Realized capital gain (loss)
       on sales of fund shares                                (2,647,007)       (164,301)      3,876,366         399,791
     Change in unrealized
       appreciation/depreciation on
       investments during the year                              (254,134)     (1,067,006)      2,202,291         426,273
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                               (2,952,813)       (886,748)      6,300,379       1,118,237

   From contract owner
     transactions:
     Variable annuity deposits                                   600,794         525,544         366,188         676,653
     Contract owner maintenance
       charges                                                   (33,159)        (74,977)       (180,828)       (126,528)
     Terminations and withdrawals                               (352,407)       (755,072)     (2,871,939)     (1,526,541)
     Annuity payments                                             (1,426)         (2,049)             (5)              -
     Transfers between
       subaccounts, net                                        2,589,331      (6,601,919)     (4,145,820)        153,170
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                              2,803,133      (6,908,473)     (6,832,404)       (823,246)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                       (149,680)     (7,795,221)       (532,025)        294,991
                                                            -------------------------------------------------------------
Net assets at beginning of year                                2,690,192      10,485,413      13,112,992      12,818,001
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  2,540,512    $  2,690,192    $ 12,580,967    $ 13,112,992
                                                            =============================================================

                                                                RYDEX VT HEALTH CARE           RYDEX VT HEDGED EQUITY
                                                                 2008           2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $   (125,847)   $   (158,681)   $     (2,332)   $     (3,482)
     Capital gains distributions                                 441,320         161,632               -           7,033
     Realized capital gain (loss)
       on sales of fund shares                                (2,613,010)        587,508         (75,731)        110,731
     Change in unrealized
       appreciation/depreciation on
       investments during the year                            (2,046,138)       (197,828)        (48,022)         42,182
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                               (4,343,675)        392,631        (126,085)        156,464

   From contract owner
     transactions:
     Variable annuity deposits                                   411,115         620,470          31,301         167,387
     Contract owner maintenance
       charges                                                  (120,106)       (138,598)         (5,799)        (50,339)
     Terminations and withdrawals                             (1,298,964)     (1,386,970)        (33,858)       (629,694)
     Annuity payments                                                (30)              -               -               -
     Transfers between
       subaccounts, net                                        5,291,185      (1,005,906)        (68,409)     (2,839,860)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                              4,283,200      (1,911,004         (76,765)     (3,352,506)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                        (60,475)     (1,518,373        (202,850)     (3,196,042)
Net assets at beginning of year                                9,325,501      10,843,874         553,060       3,749,102
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  9,265,026    $  9,325,501    $    350,210    $    553,060
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                               RYDEX VT
                                                            INTERNATIONAL
                                                              ROTATION*          RYDEX VT INTERNET
                                                                2008            2008            2007
                                                            ---------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $        (25)   $    (27,268)   $    (59,993)
     Capital gains distributions                                       -               -               -
     Realized capital gain (loss)
       on sales of fund shares                                         1        (598,199)       (167,893)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                                 1,138        (794,494)       (246,582)
                                                            ---------------------------------------------
   Net increase (decrease) in
     net assets from operations                                    1,114      (1,419,961)       (474,468)

   From contract owner
     transactions:
     Variable annuity deposits                                       249          46,429         291,634
     Contract owner maintenance
       charges                                                       (20)        (24,428)        (48,324)
     Terminations and withdrawals                                     (2)       (289,690)       (525,267)
     Annuity payments                                                  -               -               -
     Transfers between
       subaccounts, net                                           30,362        (109,234)       (218,036)
                                                            ---------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                                 30,589        (376,923)       (499,993)
                                                            ---------------------------------------------
Net increase (decrease) in net
   assets                                                         31,703      (1,796,884)       (974,461)
Net assets at beginning of year                                        -       3,281,902       4,256,363
                                                            ---------------------------------------------
Net assets at end of year                                   $     31,703    $  1,485,018    $  3,281,902
                                                            =============================================

                                                                  RYDEX VT INVERSE                RYDEX VT INVERSE
                                                                   DOW 2X STRATEGY          GOVERNMENT LONG BOND STRATEGY
                                                                2008            2007            2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (70,738)   $    242,243    $    (42,572)   $    112,176
     Capital gains distributions                                 809,635               -               -               -
     Realized capital gain (loss)
       on sales of fund shares                                 3,233,518        (995,340)     (1,294,847)       (535,775)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                              (503,977)        478,036         174,434        (263,216)
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                3,468,438        (275,061)     (1,162,985)       (686,815)

   From contract owner
     transactions:
     Variable annuity deposits                                   112,321          59,085         158,668          51,569
     Contract owner maintenance
       charges                                                   (73,291)        (62,718)        (59,226)        (73,101)
     Terminations and withdrawals                               (408,847)     (1,951,499)       (675,095)       (903,967)
     Annuity payments                                                  -               -            (900)           (999)
     Transfers between
       subaccounts, net                                       (4,935,323)      1,605,640        (909,823)     (5,895,191)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                             (5,305,140)       (349,492)     (1,486,376)     (6,821,689)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                     (1,836,702)       (624,553)     (2,649,361)     (7,508,504)
Net assets at beginning of year                                4,962,388       5,586,941       5,085,936      12,594,440
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  3,125,686    $  4,962,388    $  2,436,575    $  5,085,936
                                                            =============================================================

*For the period from November 17, 2008 (inception date) to December 31, 2008 See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                   RYDEX VT INVERSE               RYDEX VT INVERSE
                                                                   MID-CAP STRATEGY              NASDAQ-100 STRATEGY
                                                                 2008            2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $     (7,965)   $       (962)   $    (62,043)   $     94,436
     Capital gains distributions                                       -               -               -               -
     Realized capital gain (loss)
       on sales of fund shares                                   212,428        (209,227)      2,214,537      (1,684,965)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                               (55,429)         58,965         238,045         116,676
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                  149,034        (151,224)      2,390,539      (1,473,853)

   From contract owner
     transactions:
     Variable annuity deposits                                    12,876          11,564         159,387         134,612
     Contract owner maintenance
       charges                                                    (8,309)        (11,329)        (83,092)        (99,551)
     Terminations and withdrawals                               (123,801)       (208,783)       (807,394)     (1,330,339)
     Annuity payments                                                 (5)              -          (1,983)         (1,795)
     Transfers between
       subaccounts, net                                          170,758      (1,231,026)     (1,181,394)     (1,779,009)
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                                 51,519      (1,439,574)     (1,914,476      (3,076,082)
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                        200,553      (1,590,798)        476,063      (4,549,935)
Net assets at beginning of year                                  309,712       1,900,510       4,097,035       8,646,970
                                                            -------------------------------------------------------------
Net assets at end of year                                   $    510,265    $    309,712    $  4,573,098    $  4,097,035
                                                            =============================================================

                                                                   RYDEX VT INVERSE               RYDEX VT INVERSE
                                                                 RUSSELL 2000 STRATEGY            S&P 500 STRATEGY
                                                                 2008            2007           2008            2007
                                                            -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                           $    (24,884)   $     48,449    $    (67,024)   $     36,991
     Capital gains distributions                                       -               -               -               -
     Realized capital gain (loss)
       on sales of fund shares                                   441,971        (320,103)      3,977,726        (563,950)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                               (37,704)        192,621        (159,716)        620,267
                                                            -------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations                                  379,383         (79,033)      3,750,986          93,308

   From contract owner
     transactions:
     Variable annuity deposits                                    40,788          19,498         228,143         306,871
     Contract owner maintenance
       charges                                                   (48,816)        (52,270)       (128,205)        (79,434)
     Terminations and withdrawals                               (527,250)       (709,301)     (1,181,492)       (730,764)
     Annuity payments                                                 (5)             (8)         (2,046)         (1,738)
     Transfers between
       subaccounts, net                                       (1,319,775)      1,226,710      (4,624,910)      2,803,527
                                                            -------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                                             (1,855,058)        484,629      (5,708,510)      2,298,462
                                                            -------------------------------------------------------------
Net increase (decrease) in net
   assets                                                     (1,475,675)        405,596      (1,957,524)      2,391,770
Net assets at beginning of year                                3,899,624       3,494,028       8,362,087       5,970,317
                                                            -------------------------------------------------------------
Net assets at end of year                                   $  2,423,949    $  3,899,624    $  6,404,563    $  8,362,087
                                                            =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                      RYDEX VT JAPAN 1.25X STRATEGY     RYDEX VT LARGE CAP GROWTH
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (28,038)  $     252,064   $     (89,735)  $    (139,964)
     Capital gains distributions                  -               -               -         282,150
     Realized capital gain (loss)
       on sales of fund shares           (2,713,837)     (1,758,647)     (2,847,735)        333,229
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (172,997)        481,970        (479,062)       (558,421)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (2,914,872)     (1,024,613)     (3,416,532)        (83,006)

   From contract owner
     transactions:
     Variable annuity deposits              420,074         821,276       1,138,601         867,733
     Contract owner maintenance
       charges                              (73,364)        (94,157)        (68,408)       (110,095)
     Terminations and withdrawals          (737,676)     (1,203,391)       (722,166)     (1,381,728)
     Annuity payments                        (1,004)         (1,301)              -               -
     Transfers between
       subaccounts, net                   2,964,766      (3,275,003)     (5,954,044)      3,350,486
   Net increase (decrease) in net
     assets from contract owner
     transactions                         2,572,796      (3,752,576)     (5,606,017)      2,726,396
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (342,076)     (4,777,189)     (9,022,549)      2,643,390
Net assets at beginning of year           5,697,936      10,475,125      12,454,648       9,811,258
                                      --------------------------------------------------------------
Net assets at end of year             $   5,355,860   $   5,697,936   $   3,432,099   $  12,454,648
                                      ==============================================================

                                         RYDEX VT LARGE CAP VALUE            RYDEX VT LEISURE
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (37,146)  $     (28,753)  $     (15,844)  $     (65,990)
     Capital gains distributions            947,956       2,429,687         278,364         326,718
     Realized capital gain (loss)
       on sales of fund shares           (6,253,398)      1,341,991      (1,024,665)        563,582
     Change in unrealized
       appreciation/depreciation on
       investments during the year          165,484      (4,485,711)       (196,176)       (702,387)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (5,177,104)       (742,786)       (958,321)        121,923

   From contract owner
     transactions:
     Variable annuity deposits              423,089       2,448,735          20,645         676,412
     Contract owner maintenance
       charges                              (96,902)       (303,461)        (13,912)        (53,110)
     Terminations and withdrawals        (1,214,762)     (3,265,584)        (97,122)       (602,324)
     Annuity payments                        (2,979)            (43)         (1,371)         (1,786)
     Transfers between
       subaccounts, net                  (4,032,002)    (18,975,837)       (462,349)     (5,406,059)
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (4,923,556)    (20,096,191)       (554,109)     (5,386,867)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                               (10,100,660)    (20,838,976)     (1,512,430)     (5,264,944)
Net assets at beginning of year          13,537,286      34,376,262       1,922,209       7,187,154
                                      --------------------------------------------------------------
Net assets at end of year             $   3,436,626   $  13,537,286   $     409,779   $   1,922,209
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         RYDEX VT MID CAP GROWTH          RYDEX VT MID CAP VALUE
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (125,284)  $    (185,700)  $     (73,052)  $      12,882
     Capital gains distributions                  -       1,172,896         691,764          10,012
     Realized capital gain (loss)
       on sales of fund shares           (2,886,392)       (525,392)     (2,705,840)        614,285
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,255,848)       (792,410)     (1,309,976)     (1,258,392)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,267,524)       (330,606)     (3,397,104)       (621,213)

   From contract owner
     transactions:
     Variable annuity deposits              367,932         469,676         229,283         775,974
     Contract owner maintenance
       charges                             (113,231)       (158,079)        (67,172)       (167,910)
     Terminations and withdrawals        (1,215,895)     (1,689,974)       (821,495)     (1,877,548)
     Annuity payments                        (3,142)              -          (3,015)              -
     Transfers between
       subaccounts, net                  (1,342,014)      5,685,045      (1,507,854)     (1,990,918)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (2,306,350)      4,306,668      (2,170,253)     (3,260,402)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (6,573,874)      3,976,062      (5,567,357)     (3,881,615)
Net assets at beginning of year          12,040,408       8,064,346       8,455,291      12,336,906
                                      --------------------------------------------------------------
Net assets at end of year             $   5,466,534   $  12,040,408   $   2,887,934   $   8,455,291
                                      ==============================================================

                                      RYDEX VT MID-CAP 1.5X STRATEGY   RYDEX VT MULTI-CAP CORE EQUITY
                                           2008            2007             2008             2007
                                      ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (81,960)  $      (42,181)  $       (1,657)  $      (5,063)
     Capital gains distributions                  -        1,441,123              750          34,091
     Realized capital gain (loss)
       on sales of fund shares           (3,715,640)      (3,105,305)        (216,274)       (106,977)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (432,669)         730,513             (159)        (69,753)
                                      ----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,230,269)        (975,850)        (217,340)       (147,702)

   From contract owner
     transactions:
     Variable annuity deposits               71,062        1,009,063           24,540          32,902
     Contract owner maintenance
       charges                              (79,389)        (229,991)          (5,805)         (9,043)
     Terminations and withdrawals        (1,037,864)      (2,133,237)         (67,349)       (120,989)
     Annuity payments                        (2,058)            (642)               -               -
     Transfers between
       subaccounts, net                  (1,520,988)      (3,699,028)         146,467         680,214
                                      ----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (2,569,237)      (5,053,835)          97,853         583,084
                                      ----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (6,799,506)      (6,029,685)        (119,487)        435,382
Net assets at beginning of year          10,045,611       16,075,296          435,593             211
                                      ----------------------------------------------------------------
Net assets at end of year             $   3,246,105   $   10,045,611   $      316,106   $     435,593
                                      ================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              RYDEX VT NOVA                RYDEX VT NASDAQ-100
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (91,798)  $      18,157   $     (79,792)  $     (94,576)
     Capital gains distributions                  -               -               -               -
     Realized capital gain (loss)
       on sales of fund shares           (7,074,902)      4,715,162      (4,108,437)        650,308
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (3,296,332)     (3,080,930)       (462,835)        (65,030)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (10,463,032)      1,652,389      (4,651,064)        490,702

   From contract owner
     transactions:
     Variable annuity deposits            1,234,736         644,905         744,358         361,305
     Contract owner maintenance
       charges                             (150,879)       (249,969)        (74,972)       (117,881)
     Terminations and withdrawals        (1,974,934)     (2,490,633)       (998,692)     (1,687,076)
     Annuity payments                             -          (6,730)         (2,814)           (137)
     Transfers between
       subaccounts, net                   6,264,600     (24,867,065)     (2,826,433)      7,680,903
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         5,373,523     (26,969,492)     (3,158,553)      6,237,114
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (5,089,509)    (25,317,103)     (7,809,617)      6,727,816
Net assets at beginning of year          17,636,675      42,953,777      11,972,118       5,244,302
                                      --------------------------------------------------------------
Net assets at end of year             $  12,547,166   $  17,636,675   $   4,162,501   $  11,972,118
                                      ==============================================================

                                                RYDEX VT
                                          NASDAQ-100 2X STRATEGY        RYDEX VT PRECIOUS METALS
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (194,589)  $    (155,503)  $    (347,153)  $    (304,630)
     Capital gains distributions                  -               -               -               -
     Realized capital gain (loss)
       on sales of fund shares          (15,507,893)      2,041,884      (6,058,993)      2,140,762
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (2,393,838)     (1,055,931)     (2,516,889)        637,226
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (18,096,320)        830,450      (8,923,035)      2,473,358

   From contract owner
     transactions:
     Variable annuity deposits            1,808,163       1,562,966       1,873,956       1,433,901
     Contract owner maintenance
       charges                             (182,282)       (255,207)       (310,967)       (281,971)
     Terminations and withdrawals        (1,015,596)     (1,720,538)     (2,736,588)     (3,844,524)
     Annuity payments                             -             (61)           (393)           (399)
     Transfers between
       subaccounts, net                     690,416      12,426,430      (4,494,780)      9,957,676
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         1,300,701      12,013,590      (5,668,772)      7,264,683
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                               (16,795,619)     12,844,040     (14,591,807)      9,738,041
Net assets at beginning of year          26,574,838      13,730,798      32,349,868      22,611,827
                                      --------------------------------------------------------------
Net assets at end of year             $   9,779,219   $  26,574,838   $  17,758,061   $  32,349,868
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           RYDEX VT REAL ESTATE             RYDEX VT RETAILING
                                           2008            2007            2008             2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (62,458)  $     (44,791)  $     (13,009)  $     (40,891)
     Capital gains distributions            395,459       1,073,048           1,985         670,723
     Realized capital gain (loss)
       on sales of fund shares           (4,046,986)        791,219      (1,145,075)         122,163
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (679,024)     (4,622,578)        591,397        (791,759)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (4,393,009)     (2,803,102)       (564,702)        (39,764)

   From contract owner
     transactions:
     Variable annuity deposits              285,846       1,611,045          28,243          65,856
     Contract owner maintenance
       charges                              (86,706)       (269,241)        (10,150)        (35,964)
     Terminations and withdrawals          (806,122)     (3,052,489)        (91,570)       (320,786)
     Annuity payments                           (24)            (42)              -               -
     Transfers between
       subaccounts, net                   1,392,763     (14,883,206)        371,290      (5,656,373)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           785,757     (16,593,933)        297,813      (5,947,267)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (3,607,252)    (19,397,035)       (266,889)     (5,987,031)
Net assets at beginning of year           7,829,468      27,226,503       1,106,575       7,093,606
                                      --------------------------------------------------------------
Net assets at end of year             $   4,222,216   $   7,829,468   $     839,686   $   1,106,575
                                      ==============================================================

                                                RYDEX VT                        RYDEX VT
                                        RUSSELL 2000 1.5X STRATEGY       RUSSELL 2000 2X STRATEGY
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (33,799)  $     (12,859)  $      17,515   $     (29,678)
     Capital gains distributions                  -         361,191               -          22,450
     Realized capital gain (loss)
       on sales of fund shares           (2,164,874)          6,133      (2,944,347)       (321,606)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          361,986      (1,492,048)        (65,029)        (74,652)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,836,687)     (1,137,583)     (2,991,861)       (403,486)

   From contract owner
     transactions:
     Variable annuity deposits               36,220         625,456         236,744         656,117
     Contract owner maintenance
       charges                              (38,601)       (143,166)        (32,934)        (28,250)
     Terminations and withdrawals          (505,871)     (1,273,910)       (314,410)       (175,690)
     Annuity payments                           (16)         (3,211)              -               -
     Transfers between
       subaccounts, net                     555,144     (11,572,653)      2,868,667       1,570,314
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            46,876     (12,367,484)      2,758,067       2,022,491
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,789,811)    (13,505,067)       (233,794)      1,619,005
Net assets at beginning of year           4,483,465      17,988,532       2,780,461       1,161,456
                                      --------------------------------------------------------------
Net assets at end of year             $   2,693,654   $   4,483,465   $   2,546,667   $   2,780,461
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       RYDEX VT S&P 500 2X STRATEGY      RYDEX VT SECTOR ROTATION
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (145,330)  $     (18,943)  $    (171,001)  $    (191,556)
     Capital gains distributions                  -       1,524,464          30,693       1,357,783
     Realized capital gain (loss)
       on sales of fund shares          (14,466,714)        139,850      (2,226,377)      1,138,199
     Change in unrealized
       appreciation/depreciation on
       investments during the year        1,530,877      (2,457,444)     (4,641,519)         96,590
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (13,081,167)       (812,073)     (7,008,204)      2,401,016

   From contract owner
     transactions:
     Variable annuity deposits              486,061       1,756,590       1,286,315       3,742,909
     Contract owner maintenance
       charges                             (132,864)       (141,981)       (181,897)       (179,569)
     Terminations and withdrawals          (994,604)       (871,607)     (2,100,397)     (1,949,876)
     Annuity payments                             -               -               -               -
     Transfers between
       subaccounts, net                   8,216,281        (621,262)     (4,327,355)      2,803,760
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         7,574,874         121,740      (5,323,334)      4,417,224
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (5,506,293)       (690,333)    (12,331,538)      6,818,240
Net assets at beginning of year          13,579,965      14,270,298      19,871,811      13,053,571
                                      --------------------------------------------------------------
Net assets at end of year             $   8,073,672   $  13,579,965   $   7,540,273   $  19,871,811
                                      ==============================================================

                                        RYDEX VT SMALL CAP GROWTH        RYDEX VT SMALL CAP VALUE
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (72,188)  $    (139,126)  $     (10,042)  $     (95,500)
     Capital gains distributions                  -         634,645               -         891,169
     Realized capital gain (loss)
       on sales of fund shares           (2,674,229)       (745,782)     (4,571,697)       (484,860)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (110,291)       (613,676)        982,749     (1,925,052)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (2,856,708)       (863,939)     (3,598,990)     (1,614,243)

   From contract owner
     transactions:
     Variable annuity deposits              304,772         406,763         141,864         409,059
     Contract owner maintenance
       charges                              (60,093)       (122,970)        (58,548)        (92,069)
     Terminations and withdrawals          (672,943)     (1,302,585)       (715,664)     (1,005,676)
     Annuity payments                        (2,976)              -             (23)              -
     Transfers between
       subaccounts, net                   3,627,584      (6,646,252)      2,610,181      (9,621,047)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         3,196,344      (7,665,044)      1,977,810     (10,309,733)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                   339,636      (8,528,983)     (1,621,180)    (11,923,976)
Net assets at beginning of year           4,274,102      12,803,085       4,360,668      16,284,644
                                      --------------------------------------------------------------
Net assets at end of year             $   4,613,738   $   4,274,102   $   2,739,488   $   4,360,668
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          RYDEX VT STRENGTHENING
                                            DOLLAR 2X STRATEGY             RYDEX VT TECHNOLOGY
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (30,240)  $     (18,595)  $     (70,854)  $    (133,149)
     Capital gains distributions                  -               -         592,206               -
     Realized capital gain (loss)
       on sales of fund shares              (74,756)        (74,430)     (2,273,117)        729,300
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (43,980)         18,174      (1,973,398)       (351,896)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (148,976)        (74,851)     (3,725,163)        244,255

   From contract owner
     transactions:
     Variable annuity deposits              119,089          94,480         289,496       1,033,851
     Contract owner maintenance
       charges                              (18,437)        (17,394)        (52,922)       (108,027)
     Terminations and withdrawals          (137,650)        (65,578)       (477,774)       (916,999)
     Annuity payments                             -               -               -               -
     Transfers between
       subaccounts, net                  (1,699,640)        784,341      (3,290,820)      1,641,314
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,736,638)        795,849      (3,532,020)      1,650,139
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,885,614)        720,998      (7,257,183)      1,894,394
Net assets at beginning of year           2,639,512       1,918,514      10,041,007       8,146,613
                                      --------------------------------------------------------------
Net assets at end of year             $     753,898   $   2,639,512   $   2,783,824   $  10,041,007
                                      ==============================================================

                                       RYDEX VT TELECOMMUNICATIONS       RYDEX VT TRANSPORTATION
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (30,788)  $    (169,422)  $     (34,583)  $     (59,199)
     Capital gains distributions            580,525               -          47,000         821,119
     Realized capital gain (loss)
       on sales of fund shares           (1,423,424)        883,820      (1,561,043)        243,145
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,001,877)       (590,780)        402,875        (847,167)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,875,564)        123,618      (1,145,751)        157,898

   From contract owner
     transactions:
     Variable annuity deposits              115,500       1,339,016          36,044         460,786
     Contract owner maintenance
       charges                              (40,493)       (168,828)        (29,462)        (56,409)
     Terminations and withdrawals          (469,248)     (1,819,118)       (239,402)       (626,686)
     Annuity payments                             -               -              (1)              -
     Transfers between
       subaccounts, net                  (1,434,664)     (3,311,782)      2,382,632      (6,062,257)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,828,905)     (3,960,712)      2,149,811      (6,284,566)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (3,704,469)     (3,837,094)      1,004,060      (6,126,668)
Net assets at beginning of year           7,466,231      11,303,325       1,292,323       7,418,991
                                      --------------------------------------------------------------
Net assets at end of year             $   3,761,762   $   7,466,231   $   2,296,383   $   1,292,323
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                         RYDEX VT U.S. GOVERNMENT
                                               MONEY MARKET                 RYDEX VT UTILITIES
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (541,722)  $   5,098,881   $    (110,131)  $     (27,778)
     Capital gains distributions                  -               -          93,627       2,177,280
     Realized capital gain (loss)
       on sales of fund shares                    -               -      (4,502,180)      3,145,755
     Change in unrealized
       appreciation/depreciation on
       investments during the year                -               -          83,521      (2,940,367)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (541,722)      5,098,881      (4,435,163)      2,354,890

   From contract owner
     transactions:
     Variable annuity deposits           80,681,518     134,765,230         713,911       2,731,350
     Contract owner maintenance
       charges                           (4,111,589)     (3,108,876)       (128,910)       (330,503)
     Terminations and withdrawals       (79,234,846)    (53,411,647)     (1,250,738)     (4,140,421)
     Annuity payments                        (5,498)        (17,609)              -          (1,529)
     Transfers between
       subaccounts, net                  54,497,475      (4,120,072)    (11,843,811)     (4,073,421)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        51,827,060      74,107,026     (12,509,548)     (5,814,524)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                51,285,338      79,205,907     (16,944,711)     (3,459,634)
Net assets at beginning of year         225,031,646     145,825,739      23,601,272      27,060,906
                                      --------------------------------------------------------------
Net assets at end of year             $ 276,316,984   $ 225,031,646   $   6,656,561   $  23,601,272
                                      ==============================================================

                                            RYDEX VT WEAKENING
                                            DOLLAR 2X STRATEGY                  SBL GLOBAL
                                           2008            2007            2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (86,713)  $     830,655   $    (275,114)  $    (435,520)
     Capital gains distributions                  -               -               -               -
     Realized capital gain (loss)
       on sales of fund shares           (1,472,390)        303,497      (1,304,988)      4,673,916
     Change in unrealized
       appreciation/depreciation on
       investments during the year          308,503        (543,948)     (9,814,000)     (1,784,232)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,250,600)        590,204     (11,394,102)      2,454,164

   From contract owner
     transactions:
     Variable annuity deposits              836,064          53,844         841,817       2,482,543
     Contract owner maintenance
       charges                              (77,957)        (48,757)       (273,792)       (447,182)
     Terminations and withdrawals          (629,659)       (508,835)     (3,492,461)     (4,375,848)
     Annuity payments                        (1,236)         (1,102)            (21)              -
     Transfers between
       subaccounts, net                    (260,944)      3,743,659     (13,393,866)       (513,224)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (133,732)      3,238,809     (16,318,323)     (2,853,711)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,384,332)      3,829,013     (27,712,425)       (399,547)
Net assets at beginning of year           7,373,392       3,544,380      40,305,593      40,705,140
                                      --------------------------------------------------------------
Net assets at end of year             $   5,989,060   $   7,373,392   $  12,593,168   $  40,305,593
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          SBL LARGE        SBL MID         SBL MID              SBL SMALL CAP VALUE
                                         CAP VALUE*      CAP GROWTH*     CAP VALUE*
                                             2008            2008            2008              2008              2007
                                      ----------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $         (42)  $         (19)  $         (88)    $    (132,382)    $    (178,234)
     Capital gains distributions                  -               -               -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares                1,794               1            (519)         (252,491)        1,628,051
     Change in unrealized
       appreciation/depreciation on
       investments during the year              144           1,931           8,321        (5,009,787)         (318,647)
                                      ----------------------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations               1,896           1,913           7,714        (5,394,660)        1,131,170

   From contract owner
     transactions:
     Variable annuity deposits                1,325               -             750           210,590           799,698
     Contract owner maintenance
       charges                                  (34)            (20)           (124)         (135,792)         (199,619)
     Terminations and withdrawals            (1,230)              -            (247)       (1,329,868)       (1,900,965)
     Annuity payments                             -               -               -            (1,086)          (12,296)
     Transfers between
       subaccounts, net                       1,674          33,719         116,187          (640,676)          307,329
                                      ----------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             1,735          33,699         116,566        (1,896,832)       (1,005,853)
                                      ----------------------------------------------------------------------------------
Net increase (decrease) in net
   assets                                     3,631          35,612         124,280        (7,291,492)          125,317
Net assets at beginning of year                   -               -               -        15,311,421        15,186,104
                                      ----------------------------------------------------------------------------------
Net assets at end of year             $       3,631   $      35,612   $     124,280     $   8,019,929     $  15,311,421
                                      ==================================================================================

*For the period from November 17, 2008 (inception date) to December 31, 2008.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           TEMPLETON DEVELOPING
                                            MARKETS SECURITIES         TEMPLETON FOREIGN SECURITIES
                                           2008            2007           2008            2007
                                      --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       7,232   $       6,712   $      12,470   $       7,797
     Capital gains distributions            116,415          58,745         124,475          75,391
     Realized capital gain (loss)
       on sales of fund shares                9,169          67,423          53,603         199,273
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (504,349)         46,789        (794,555)        (58,833)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (371,533)        179,669        (604,007)        223,628

   From contract owner
     transactions:
     Variable annuity deposits               33,722           1,131          10,700           4,750
     Contract owner maintenance
       charges                               (6,472)         (7,648)        (13,057)        (19,583)
     Terminations and withdrawals           (61,132)        (95,120)       (301,818)       (440,690)
     Annuity payments                             -               -               -               -
     Transfers between
       subaccounts, net                     946,092         (40,367)         (4,196)        (49,313)
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           912,210        (142,004)       (308,371)       (504,836)
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                   540,677          37,665        (912,378)       (281,208)
Net assets at beginning of year             817,315         779,650       1,709,299       1,990,507
                                      --------------------------------------------------------------
Net assets at end of year             $   1,357,992   $     817,315   $     796,921   $   1,709,299
                                      ==============================================================

                                                                         WELLS FARGO ADVANTAGE
                                        VAN KAMPEN LIT GOVERNMENT            VT OPPORTUNITY
                                          2008              2007          2008            2007
                                      ---------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     104,668   $      (4,622)  $      23,799   $     (79,299)
     Capital gains distributions                  -               -       1,326,484       1,279,890
     Realized capital gain (loss)
       on sales of fund shares             (102,577)         26,812      (2,687,235)        363,278
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (30,555)         40,381      (1,970,754)     (1,087,349)
                                      --------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations             (28,464)         62,571      (3,307,706)        476,520

   From contract owner
     transactions:
     Variable annuity deposits                6,249          66,891         104,992         317,945
     Contract owner maintenance
       charges                              (17,068)         (5,000)        (73,722)       (100,903)
     Terminations and withdrawals          (238,767)        (78,820)       (868,831)       (940,209)
     Annuity payments                             -               -               -               -
     Transfers between
       subaccounts, net                  (1,315,511)      2,059,069      (1,665,776)        996,484
                                      --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (1,565,097)      2,042,140      (2,503,337)        273,317
                                      --------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,593,561)      2,104,711      (5,811,043)        749,837
Net assets at beginning of year           2,107,237           2,526       8,921,955       8,172,118
                                      --------------------------------------------------------------
Net assets at end of year             $     513,676   $   2,107,237   $   3,110,912   $   8,921,955
                                      ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

SUBACCOUNT                                             MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          AIM V.I. Capital Appreciation Fund ( Series I)
AIM V.I. International Growth                          AIM V.I. International Growth Fund (Series II)
AIM V.I. Mid Cap Core Equity                           AIM V.I. Mid Cap Core Equity Fund (Series II)
Direxion Dynamic VP HY Bond                            Direxion Dynamic VP HY Bond Fund
Dreyfus VIF International Value                        Dreyfus VIF International Value Portfolio (Service Class)
Federated Fund for U.S. Government Securities II       Federated Fund for U.S. Government Securities II
Federated High Income Bond II                          Federated High Income Bond Fund II (Service Class)
Fidelity VIP Contrafund                                Fidelity VIP Contrafund (Service Class 2)
Fidelity VIP Growth Opportunities                      Fidelity VIP Growth Opportunities (Service Class 2)
Fidelity VIP Index 500                                 Fidelity VIP Index 500 (Service Class 2)
Fidelity VIP Investment-Grade Bond                     Fidelity VIP Investment-Grade Bond (Service Class 2)
Franklin Small-Mid Cap Growth Securities               Franklin Small-Mid Cap Growth Securities Fund (Class 2)
Neuberger Berman AMT Guardian                          Neuberger Berman AMT Guardian (Class 1)
Neuberger Berman AMT Partners                          Neuberger Berman AMT Partners (Class 1)
Oppenheimer Main Street Small Cap Fund /VA             Oppenheimer Main Street Small Cap Fund/VA (Service Class)
PIMCO VIT Low Duration                                 PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                  PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT StocksPLUS Growth and Income                 PIMCO VIT StocksPLUS Growth and Income (Administrative Class)
PIMCO VIT Total Return                                 PIMCO VIT Total Return Portfolio (Administrative Class)
RVT CLS AdvisorOne Amerigo                             RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                            RVT CLS AdvisorOne Berolina Fund
RVT CLS AdvisorOne Clermont                            RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                    Rydex VT Absolute Return Strategies
Rydex VT Banking                                       Rydex VT Banking Fund
Rydex VT Basic Materials                               Rydex VT Basic Materials Fund
Rydex VT Biotechnology                                 Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy                          Rydex VT Commodities Strategy Fund
Rydex VT Consumer Products                             Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy                               Rydex VT Dow 2x Strategy Fund
Rydex VT Electronics                                   Rydex VT Electronics Fund
Rydex VT Energy                                        Rydex VT Energy Fund

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SUBACCOUNT                                             MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                               Rydex VT Energy Services Fund
Rydex VT Essential Portfolio Aggressive                Rydex VT Essential Portfolio Aggressive
Rydex VT Essential Portfolio Conservative              Rydex VT Essential Portfolio Conservative
Rydex VT Essential Portfolio Moderate                  Rydex VT Essential Portfolio Moderate
Rydex VT Europe 1.25x Strategy                         Rydex VT Europe 1.25x Strategy Fund
Rydex VT Financial Services                            Rydex VT Financial Services Fund
Rydex VT Government Long Bond 1.2x Strategy            Rydex VT Government Long Bond 1.25x Strategy Fund
Rydex VT Health Care                                   Rydex VT Health Care Fund
Rydex VT Hedged Equity                                 Rydex VT Hedged Equity Fund
Rydex VT International Rotation                        Rydex VT International Rotation
Rydex VT Internet                                      Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy                       Rydex VT Inverse Dow 2x Strategy Fund
Rydex VT Inverse Government Long Bond Strategy         Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Inverse Mid-Cap Strategy                      Rydex VT Inverse Mid-Cap Strategy Fund
Rydex VT Inverse NASDAQ-100 Strategy*                  Rydex VT Inverse NASDAQ-100 Strategy Fund
Rydex VT Inverse Russell 2000 Strategy                 Rydex VT Inverse Russell 2000 Strategy Fund
Rydex VT Inverse S&P 500 Strategy                      Rydex VT Inverse S&P 500 Strategy Fund
Rydex VT Japan 1.25x Strategy                          Rydex VT Japan 1.25x Strategy Fund
Rydex VT Large Cap Growth                              Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Value                               Rydex VT Large Cap Value Fund
Rydex VT Leisure                                       Rydex VT Leisure Fund
Rydex VT Mid Cap Growth                                Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value                                 Rydex VT Mid Cap Value Fund
Rydex VT Mid -Cap 1.5x Strategy                        Rydex VT Mid-Cap 1.5x Strategy Fund
Rydex Multi-Cap Core Equity                            Rydex Multi-Cap Core Equity
Rydex VT Nova                                          Rydex VT Nova Fund
Rydex VT NASDAQ-100*                                   Rydex VT NASDAQ-100 Fund
Rydex VT NASDAQ-100 2x Strategy*                       Rydex VT NASDAQ-100 2x Strategy Fund
Rydex VT Precious Metals                               Rydex VT Precious Metals Fund
Rydex VT Real Estate                                   Rydex VT Real Estate Fund
Rydex VT Retailing                                     Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy                    Rydex VT Russell 2000 1.5x Strategy Fund
Rydex VT Russell 2000 2x Strategy                      Rydex VT Russell 2000 2x Strategy Fund
Rydex VT S&P 500 2x Strategy                           Rydex VT S&P 500 2x Strategy Fund
Rydex VT Sector Rotation                               Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                              Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                               Rydex VT Small Cap Value Fund
Rydex VT Strengthening Dollar 2x Strategy              Rydex VT Strengthening Dollar 2x Strategy Fund
Rydex VT Technology                                    Rydex VT Technology Fund
Rydex VT Telecommunications                            Rydex VT Telecommunications Fund
Rydex VT Transportation                                Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market                  Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                                     Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy                  Rydex VT Weakening Dollar 2x Strategy Fund

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SUBACCOUNT                                             MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
SBL All Cap Value **                                   SBL All Cap Value
SBL Global                                             SBL Global
SBL Large Cap Value                                    SBL Large Cap Value
SBL Mid Cap Growth                                     SBL Mid Cap Growth
SBL Mid Cap Value                                      SBL Mid Cap Value
SBL Small Cap Value                                    SBL Small Cap Value
Templeton Developing Markets Securities Securities     Templeton Developing Markets Securities (Class 2)
Templeton Foreign Securities                           Templeton Foreign Securities (Class 2)
Van Kampen LIT Government                              Van Kampen LIT Government Portfolio (Class II)
Wells Fargo Advantage VT Opportunity                   Wells Fargo Advantage VT Opportunity Fund

** This subaccount was available for investment in 2008; however, there was no activity.

* Prior to May 1, 2008 this was Rydex VT Inverse OTC, Rydex VT OTC, Rydex VT OTC 2x Strategy, respectively.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco Aim Advisors, Inc. (IAA) has engaged AIM Funds Management, Inc., Invesco Asset Management Limited, Invesco Global Asset management (N.A.) Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland GmbH, and Invesco Australia Limited to provide subadvisory services to the AIM V.I. Capital Appreciation, AIM V.I. International Growth, and AIM V.I. Mid Cap Core Equity. Rafferty Asset Management LLC serves as investment advisor for Direxion Dynamic VP HY Bond Fund. The Dreyfus Corporation services as investment advisor for Dreyfus VIF International Value Portfolio. Federated Investment Management Company serves as investment advisor for Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II. Fidelity Management and Research Company
(FMR) has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund and Fidelity VIP Growth Opportunities. FMR has engaged FMR Co., Inc. and Geode to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment-Grade Bond. Franklin Advisors, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Fund. Neuberger Berman Management, Inc. (NBMI) has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Guardian and Neuberger Berman AMT Partners. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor for PIMCO VIT

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Low Duration Portfolio, RIMCO VIT Real Return Portfolio, PIMCO VIT StocksPLUS Growth and Income and PIMCO VIT Total Return Portfolio. Rydex Investments has engaged CLS Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund, RVT CLS AdvisorOne Berolina Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment advisor for Rydex VT Absolute Return Strategies, Rydex VT Banking Fund, Rydex VT Basic Materials Fund, Rydex VT Biotechnology Fund, Rydex VT Commodities Strategy Fund, Rydex VT Consumer Products Fund, Rydex VT Dow 2x Strategy Fund, Rydex VT Electronics Fund, Rydex VT Energy Fund, Rydex VT Energy Services Fund, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Europe 1.25x Strategy Fund, Rydex VT Financial Services Fund, Rydex VT Government Long Bond 1.25x Strategy Fund, Rydex VT Health Care Fund, Rydex VT Hedged Equity, Rydex VT International Rotation Fund, Rydex VT Internet Fund, Rydex VT Inverse Dow 2x Strategy Fund, Rydex VT Inverse Government Long Bond Strategy Fund, Rydex VT Inverse Mid-Cap Strategy Fund, Rydex VT Inverse NASDAQ-100 Strategy Fund, Rydex VT Inverse Russell 2000 Strategy Fund, Rydex VT Inverse S&P 500 Strategy Fund, Rydex VT Japan 1.25x Strategy Fund, Rydex VT Large Cap Growth Fund, Rydex VT Large Cap Value Fund, Rydex VT Leisure Fund, Rydex VT Mid Cap Growth Fund, Rydex VT Mid Cap Value Fund, Rydex VT Mid-Cap 1.5x Strategy Fund, Rydex VT Multi-Cap Core Equity, Rydex VT Nova Fund, Rydex VT NASDAQ-100 Fund, Rydex VT NASDAQ-100 2x Strategy Fund, Rydex VT Precious Metals Fund, Rydex VT Real Estate Fund, Rydex VT Retailing Fund, Rydex VT Russell 2000 1.5x Strategy Fund, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy Fund, Rydex VT Sector Rotation Fund, Rydex VT Small Cap Growth Fund, Rydex VT Small Cap Value Fund, Rydex VT Strengthening Dollar 2x Strategy Fund, Rydex VT Technology Fund, Rydex VT Telecommunications Fund, Rydex VT Transportation Fund, Rydex VT US Government Money Market Fund, Rydex VT Utilities Fund and Rydex VT Weakening Dollar 2x Strategy Fund. Under terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC
(SI), a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for SBL All Cap Value, SBL Large Cap Value, SBL Mid Cap Growth, SBL Mid Cap Value and SBL Small Cap Value. SI has engaged Security Global Investors, LLC to provide subadvisory services to SBL Global. Templeton Asset Management LTD. serves as investment advisor for Templeton Developing Markets Securities. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Templeton Foreign Securities. Van Kampen Asset Management serves as investment advisor for Van Kampen LIT Government Portfolio. Wells Fargo Funds Management, LLC has engaged Wells Capital Management Incorporated to provide subadvisory services to Wells Fargo Advantage VT Opportunity Fund.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                                            COST OF          PROCEEDS
SUBACCOUNT                                                                 PURCHASES        FROM SALES
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                           $     2,533,282   $    5,727,433
AIM V.I. International Growth                                                10,681,434       23,860,367
AIM V.I. Mid Cap Core Equity                                                 16,047,136       12,441,264
Direxion Dynamic VP HY Bond                                                 100,146,995       70,424,881
Dreyfus VIF International Value                                               3,800,119        5,766,188
Federated Fund for U.S. Government Securities II                             12,885,831        9,956,205
Federated High Income Bond II                                                15,860,315       16,582,270
Fidelity VIP Contrafund                                                      19,404,517       34,535,141
Fidelity VIP Growth Opportunities                                             5,597,411       19,389,863
Fidelity VIP Index 500                                                       14,893,818       19,744,552
Fidelity VIP Investment-Grade Bond                                           11,456,394       12,886,883
Franklin Small-Mid Cap Growth Securities                                        200,509          261,764
Neuberger Berman AMT Guardian                                                10,556,898        7,884,409
Neuberger Berman AMT Partners                                                13,676,337       11,532,015
Oppenheimer Main Street Small Cap Fund/VA                                     3,614,858        2,278,484
PIMCO VIT Low Duration                                                       15,006,664       10,385,527
PIMCO VIT Real Return                                                        48,318,523       52,376,160
PIMCO VIT StocksPLUS Growth and Income                                        1,530,398          981,506
PIMCO VIT Total Return                                                       45,360,854       32,260,883
RVT CLS AdvisorOne Amerigo                                                   18,059,150       49,243,695
RVT CLS AdvisorOne Berolina                                                   8,286,464       14,798,779
RVT CLS AdvisorOne Clermont                                                   9,409,906       11,262,151
Rydex VT Absolute Return Strategies                                           5,365,846        4,767,779
Rydex VT Banking                                                             22,366,355       15,735,894

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                            COST OF          PROCEEDS
SUBACCOUNT                                                                 PURCHASES        FROM SALES
--------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                                $    34,237,694   $   52,040,639
Rydex VT Biotechnology                                                       19,996,852       16,381,140
Rydex VT Commodities Strategy                                                53,121,852       55,131,961
Rydex VT Consumer Products                                                   15,214,281       19,908,727
Rydex VT Dow 2x Strategy                                                     71,949,251       62,274,789
Rydex VT Electronics                                                          7,379,007        5,548,434
Rydex VT Energy                                                              41,235,475       46,323,421
Rydex VT Energy Services                                                     25,330,252       36,700,537
Rydex VT Essential Portfolio Aggressive                                       2,205,380        2,844,689
Rydex VT Essential Portfolio Conservative                                     9,015,000        7,375,321
Rydex VT Essential Portfolio Moderate                                         9,211,073        6,620,929
Rydex VT Europe 1.25x Strategy                                               16,602,437       42,228,113
Rydex VT Financial Services                                                  15,806,499       13,055,038
Rydex VT Government Long Bond 1.2x Strategy                                 136,664,432      143,275,114
Rydex VT Health Care                                                         28,705,541       24,106,869
Rydex VT Hedged Equity                                                          720,028          799,126
Rydex VT International Rotation                                                  30,611               46
Rydex VT Internet                                                             5,250,012        5,654,204
Rydex VT Inverse Dow 2x Strategy                                            130,595,214      135,161,457
Rydex VT Inverse Government Long Bond Strategy                               83,242,106       84,771,054
Rydex VT Inverse Mid-Cap Strategy                                             7,515,305        7,471,751
Rydex VT Inverse NASDAQ-100 Strategy                                         68,981,207       70,957,724
Rydex VT Inverse Russell 2000 Strategy                                       44,862,838       46,742,780
Rydex VT Inverse S&P 500 Strategy                                           161,949,181      167,724,715
Rydex VT Japan 1.25x Strategy                                                17,531,625       14,986,866
Rydex VT Large Cap Growth                                                    14,183,547       19,879,299
Rydex VT Large Cap Value                                                     18,443,878       22,456,624
Rydex VT Leisure                                                              2,492,631        2,784,221
Rydex VT Mid Cap Growth                                                      29,007,258       31,438,891
Rydex VT Mid Cap Value                                                       10,865,376       12,416,916
Rydex VT Mid-Cap 1.5x Strategy                                               19,386,945       22,038,143
Rydex VT Multi-Cap Core Equity                                                3,246,879        3,149,934
Rydex VT Nova                                                                71,084,535       65,802,810
Rydex VT NASDAQ-100                                                          45,770,714       49,009,057

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                                            COST OF          PROCEEDS
SUBACCOUNT                                                                 PURCHASES        FROM SALES
--------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 2x Strategy                                         $    89,408,273   $   88,302,160
Rydex VT Precious Metals                                                     59,388,272       65,404,197
Rydex VT Real Estate                                                         13,375,549       12,256,791
Rydex VT Retailing                                                            4,118,002        3,831,213
Rydex VT Russell 2000 1.5x Strategy                                          18,554,177       18,541,101
Rydex VT Russell 2000 2x Strategy                                            39,158,463       36,382,882
Rydex VT S&P 500 2x Strategy                                                 85,800,253       78,370,710
Rydex VT Sector Rotation                                                     10,742,060       16,205,704
Rydex VT Small Cap Growth                                                    25,658,726       22,534,570
Rydex VT Small Cap Value                                                     14,926,984       12,959,216
Rydex VT Strengthening Dollar 2x Strategy                                    18,982,571       20,749,448
Rydex VT Technology                                                          12,713,046       15,723,714
Rydex VT Telecommunications                                                   8,030,979        9,310,147
Rydex VT Transportation                                                      14,813,492       12,651,264
Rydex VT U.S. Government Money Market                                       634,479,381      583,194,045
Rydex VT Utilities                                                           17,121,632       29,647,684
Rydex VT Weakening Dollar 2x Strategy                                        27,439,736       27,660,183
SBL Global                                                                    9,176,672       25,770,109
SBL Large Cap Value                                                              68,296           66,603
SBL Mid Cap Growth                                                               33,719               38
SBL Mid Cap Value                                                               130,039           13,562
SBL Small Cap Value                                                           5,999,812        8,029,026
Templeton Developing Markets Securities                                       1,188,369          152,511
Templeton Foreign Securities                                                    258,764          430,191
Van Kampen LIT Government                                                     2,977,870        4,438,299
Wells Fargo Advantage VT Opportunity                                          9,890,295       11,043,349

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements(continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

ADMINISTRATIVE CHARGE                                               SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
        0.25%                SBL Funds
        0.35%                AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity
        0.40%                Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, Oppenheimer Main
                             Street Small Cap Fund/VA
        0.45%                Van Kampen LIT Government Fund, Rydex Funds (Except RVT CLS AdvisorOne Amerigo, RVT CLS
                             AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont)
        0.50%                Federated High Income Bond II and Fidelity Funds (except Fidelity Index VIP 500), Rydex
                             CLS AdvisorOne Amerigo, Rydex CLS AdvisorOne Berolina, and Rydex CLS AdvisorOne Clermont.
        0.55%                Fidelity Index VIP 500, Wells Fargo Advantage Opportunity VT, PIMCO VIT Low Duration, PIMCO
                             VIT StocksPLUS Growth & Income, PIMCO VIT Real Return, and PIMCO VIT Total Return.
        0.60%                AIM V.I. Capital Appreciation, Federated Fund U.S. Government Securities II, Franklin
                             Small-Mid Cap Growth, Neuberger Berman Funds, and Templeton Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

                                                          2008                                 2007
                                        ------------------------------------   --------------------------------------
                                                                     NET                                     NET
                                           UNITS       UNITS       INCREASE      UNITS         UNITS       INCREASE
SUBACCOUNT                                ISSUED      REDEEMED    (DECREASE)     ISSUED       REDEEMED    (DECREASE)
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            1,155,115   (1,525,156)    (370,041)   1,060,636      (642,576)     418,060
AIM V.I. International Growth            1,861,508   (3,181,440)  (1,319,932)   5,014,336    (2,844,585)   2,169,751
AIM V.I. Mid Cap Core Equity             2,272,768   (2,113,122)     159,646    1,271,397      (264,661)   1,006,736
Direxion Dynamic VP HY Bond             12,622,902   (8,843,025)   3,779,877    8,002,007   (10,686,374)  (2,684,367)
Dreyfus VIF International Value            553,801     (890,549)    (336,748)   1,477,284      (894,266)     583,018
Federated Fund for U.S.
   Government Securities II              1,745,227   (1,459,082)     286,145      994,177    (1,029,305)     (35,128)
Federated High Income Bond II            1,990,470   (2,111,206)    (120,736)   2,836,751    (3,073,701)    (236,950)
Fidelity VIP Contrafund                  2,578,857   (3,851,409)  (1,272,552)   3,199,613    (2,656,307)     543,306
Fidelity VIP Growth Opportunities        1,015,074   (2,498,493)  (1,483,419)   2,514,477    (1,440,466)   1,074,011
Fidelity VIP Index 500                   3,041,033   (3,538,879)    (497,846)   1,973,735    (2,214,041)    (240,306)
Fidelity VIP Investment-Grade Bond       1,580,984   (1,738,505)    (157,521)   1,747,157    (1,725,697)      21,460
Franklin Small-Mid Cap
   Growth Securities                        16,658      (32,514)     (15,856)       5,133       (16,498)     (11,365)
Neuberger Berman AMT Guardian            1,200,657   (1,035,745)     164,912    1,404,058    (1,788,071)    (384,013)
Neuberger Berman AMT Partners            1,258,711   (1,453,317)    (194,606)   1,876,797    (1,700,383)     176,414
Oppenheimer Main Street
   Small Cap Fund/VA                       488,587     (400,470)      88,117      943,054      (828,256)     114,798
PIMCO VIT Low Duration                   1,898,072   (1,479,137)     418,935    1,129,504      (869,406)     260,098
PIMCO VIT Real Return                    5,969,277   (6,457,501)    (488,224)   3,778,252    (3,823,330)     (45,078)
PIMCO VIT StocksPLUS
   Growth and Income                       186,561     (139,081)      47,480      289,092      (226,422)      62,670
PIMCO VIT Total Return                   6,471,725   (5,351,310)   1,120,415    4,683,638    (4,412,733)     270,905
RVT CLS AdvisorOne Amerigo               2,979,564   (5,438,994)  (2,459,430)   4,846,468    (5,857,944)  (1,011,476)
RVT CLS AdvisorOne Berolina              1,371,606   (2,093,621)    (722,015)   7,315,156    (2,231,509)   5,083,647
RVT CLS AdvisorOne Clermont              1,594,383   (1,784,184)    (189,801)   1,844,161    (6,037,955)  (4,193,794)
Rydex VT Absolute Return Strategies        656,226     (595,299)      60,927    2,227,343    (2,273,307)     (45,964)
Rydex VT Banking                         4,795,628   (3,989,478)     806,150    1,057,246    (1,147,136)     (89,890)
Rydex VT Basic Materials                 3,335,636   (4,568,422)  (1,232,786)   9,009,470    (8,235,015)     774,455
Rydex VT Biotechnology                   4,273,199   (3,833,076)     440,123    3,946,988    (3,770,625)     176,363
Rydex VT Commodities Strategy            6,473,187   (6,715,668)    (242,481)   1,835,530    (1,346,530)     489,000
Rydex VT Consumer Products               1,586,727   (1,966,047)    (379,320)   3,325,025    (3,798,336)    (473,311)
Rydex VT Dow 2x Strategy                12,381,562   (9,913,432)   2,468,130    9,076,308    (9,602,102)    (525,794)
Rydex VT Electronics                     2,405,271   (1,977,429)     427,842    5,034,247    (5,129,627)     (95,380)
Rydex VT Energy                          3,905,521   (4,373,363)    (467,842)   7,245,809    (7,484,331)    (238,522)
Rydex VT Energy Services                 3,263,406   (4,060,575)    (797,169)   7,546,233    (6,990,857)     555,376
Rydex VT Essential
   Portfolio Aggressive                    255,951     (343,083)     (87,132)     667,842      (371,690)     296,152
Rydex VT Essential
   Portfolio Conservative                1,158,945   (1,006,267)     152,678      904,718      (619,539)     285,179
Rydex VT Essential Portfolio Moderate    1,058,475     (786,592)     271,883    1,612,837    (1,400,933)     211,904
Rydex VT Europe 1.25x Strategy           2,310,760   (4,277,997)  (1,967,237)   9,291,060   (10,104,991)    (813,931)
Rydex VT Financial Services              2,803,239   (2,537,269)     265,970    1,809,110    (2,410,675)    (601,565)

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                         2008                                     2007
                                       ---------------------------------------   ---------------------------------------
                                                                       NET                                       NET
                                          UNITS         UNITS        INCREASE       UNITS         UNITS        INCREASE
SUBACCOUNT                               ISSUED        REDEEMED     (DECREASE)     ISSUED        REDEEMED     (DECREASE)
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Government                     18,593,064    (18,961,425)    (368,361)   11,835,749    (11,870,180)     (34,431)
   Long Bond 1.2x Strategy
Rydex VT Health Care                     4,172,444     (3,803,682)     368,762     3,720,672     (3,896,322)    (175,650)
Rydex VT Hedged Equity                      97,874       (105,181)      (7,307)    1,089,318     (1,404,372)    (315,054)
Rydex VT International Rotation              3,050             (2)       3,048         3,225         (8,724)      (5,499)
Rydex VT Internet                        1,236,985     (1,353,332)     116,346     5,120,921     (5,320,054)    (199,133)
Rydex VT Inverse Dow 2x Strategy        23,352,299    (23,888,301)    (536,002)    6,347,366     (6,330,524)      16,842
Rydex VT Inverse Government
   Long Bond Strategy                   17,157,759    (17,360,490)    (202,731)   10,923,094    (11,827,953)    (904,859)
Rydex VT Inverse Mid-Cap Strategy        1,163,408     (1,150,122)      13,286     1,740,563     (1,967,232)    (226,669)
Rydex VT Inverse NASDAQ-100 Strategy    16,677,466    (16,828,144)    (150,678)   50,709,264    (51,272,489)    (563,225)
Rydex VT Inverse
   Russell 2000 Strategy                 9,875,901    (10,160,741)    (284,840)   12,229,015    (12,171,412)      57,603
Rydex VT Inverse S&P 500 Strategy       34,843,229    (35,458,783)    (615,554)   14,574,108    (14,127,213)     446,895
Rydex VT Japan 1.25x Strategy            2,890,276     (2,611,526)     278,750     4,864,687     (5,202,692)    (338,005)
Rydex VT Large Cap Growth                2,526,995     (3,175,568)    (648,573)    3,892,258     (3,633,888)     258,370
Rydex VT Large Cap Value                 2,359,944     (2,947,729)    (587,785)    6,296,553     (7,877,539)  (1,580,986)
Rydex VT Leisure                           346,179       (468,302)    (122,123)    1,601,695     (2,141,908)    (540,213)
Rydex VT Mid Cap Growth                  3,843,442     (4,112,211)    (268,769)    7,667,461     (7,350,077)     317,384
Rydex VT Mid Cap Value                   1,299,448     (1,561,208)    (261,760)    3,867,816     (4,102,418)    (234,602)
Rydex VT Mid-Cap 1.5x Strategy           1,990,594     (2,159,861)    (169,267)    7,321,902     (7,713,734)    (391,832)
Rydex VT Multi-Cap Core Equity             410,285       (398,923)      11,362       637,256       (590,447)      46,809
Rydex VT Nova                           13,178,438    (11,968,413)   1,210,025    14,281,376    (16,887,634)  (2,606,258)
Rydex VT NASDAQ-100                      8,596,839     (9,078,555)    (481,716)   10,750,074    (10,099,760)     650,314
Rydex VT NASDAQ-100 2x Strategy         35,999,660    (34,306,792)   1,692,868    56,281,542    (54,750,061)   1,531,481
Rydex VT Precious Metals                 4,898,281     (4,982,605)     (84,324)    4,464,432     (4,213,141)     251,291
Rydex VT Real Estate                     1,253,383     (1,272,028)     (18,645)    2,167,409     (3,058,974)    (891,565)
Rydex VT Retailing                         553,362       (531,605)      21,757       503,393     (1,031,211)    (527,818)
Rydex VT Russell 2000 1.5x Strategy      2,631,397     (2,530,095)     101,302     5,992,177     (6,899,085)    (906,908)
Rydex VT Russell 2000 2x Strategy        9,031,942     (8,442,618)     589,324     6,059,900     (5,850,176)     209,724
Rydex VT S&P 500 2x Strategy            21,973,965    (20,673,102)   1,300,863     8,264,912     (8,282,284)     (17,372)
Rydex VT Sector Rotation                 1,334,881     (1,821,222)    (486,341)    2,179,894     (1,845,515)     334,379
Rydex VT Small Cap Growth                3,194,994     (2,924,533)     270,461     5,495,730     (6,201,576)    (705,846)
Rydex VT Small Cap Value                 2,369,697     (2,299,060)      70,637     1,845,757     (2,658,099)    (812,342)
Rydex VT Strengthening
   Dollar 2x Strategy                    3,732,524     (3,996,065)    (263,541)    2,423,663     (2,284,223)     139,440
Rydex VT Technology                      2,514,497     (3,219,361)    (704,864)    7,203,401     (6,989,477)     213,924
Rydex VT Telecommunications              1,505,404     (1,541,318)     (35,914)    6,969,570     (7,498,621)    (529,051)
Rydex VT Transportation                  1,773,210     (1,586,137)     187,073     1,404,348     (1,911,457)    (507,109)
Rydex VT U.S. Government Money Market  184,909,527   (177,748,390)   7,161,137   246,512,192   (237,014,719)   9,497,473
Rydex VT Utilities                       3,500,786     (5,184,147)  (1,683,361)   12,502,662    (13,194,262)    (691,600)
Rydex VT Weakening Dollar 2x Strategy    2,912,129     (2,931,491)     (19,362)    1,806,117     (1,541,796)     264,321
SBL Global                               1,191,567     (2,448,154)  (1,256,587)    3,377,311     (3,525,121)    (147,810)
SBL Large Cap Value                          4,696         (4,343)         353         3,225         (8,724)      (5,499)
SBL Mid Cap Growth                           3,399             (2)       3,397         3,225         (8,724)      (5,499)

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                     2008                                 2007
                                       -----------------------------------   --------------------------------
                                                                   NET                               NET
                                         UNITS       UNITS       INCREASE     UNITS     UNITS      INCREASE
SUBACCOUNT                               ISSUED     REDEEMED    (DECREASE)    ISSUED   REDEEMED   (DECREASE)
-------------------------------------------------------------------------------------------------------------
SBL Mid Cap Value                         12,640       (1,427)      11,213     3,225     (8,724)      (5,499)
SBL Small Cap Value                      526,611     (606,505)     (79,894)  838,294   (873,662)     (35,368)
Templeton Developing
   Markets Securities                     80,218       (8,097)      72,121     1,125     (5,848)      (4,723)
Templeton Foreign Securities              23,925      (46,797)     (22,872)    4,654    (40,438)     (35,784)
Van Kampen LIT Government                803,249     (958,272)    (155,023)  558,643   (352,062)     206,581
Wells Fargo Advantage VT Opportunity     966,654   (1,267,051)    (300,397)  756,525   (706,210)      50,315

4. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

SUBACCOUNT                                   2008            2007          2006         2005         2004
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Units                                     293,648         663,688       245,629      912,031      504,737
Unit value                                  $5.41           $9.83         $9.18        $9.03        $8.67
Net assets                             $1,587,867      $6,526,618    $2,255,532   $8,235,666   $4,378,095
Ratio of expenses to net assets*    1.10% - 1.70%   1.10% - 1.70%         1.45%        1.45%        1.45%
Investment income ratio**                     - %             - %         0.06%        0.06%          - %
Total return***                          (44.96)%           7.10%         1.68%        4.10%        1.88%

AIM V.I. INTERNATIONAL GROWTH (2)
Units                                   1,890,443       3,210,374     1,040,624            -            -
Unit value                                  $6.58          $11.54        $10.52          $ -          $ -
Net assets                            $12,436,626     $37,055,504   $10,946,623          $ -          $ -
Ratio of expenses to net assets*    1.10% - 1.70%   1.10% - 1.70%         1.20%          - %          - %
Investment income ratio**                   0.32%           0.55%         0.06%          - %          - %
Total return***                          (42.98)%           9.71%         5.22%          - %          - %

AIM V.I. MID CAP CORE EQUITY (2)
Units                                   1,189,533       1,029,894        23,157            -            -
Unit value                                  $7.24          $10.58        $10.10          $ -          $ -
Net assets                             $8,606,108     $10,896,850      $233,854          $ -          $ -
Ratio of expenses to net assets*    1.10% - 1.70%   1.10% - 1.70%         1.20%          - %          - %
Investment income ratio**                   1.57%           0.09%         0.69%          - %          - %
Total return***                          (31.57)%           4.77%         0.99%          - %          - %

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                     2008            2007          2006          2005          2004
-------------------------------------------------------------------------------------------------------------
DIREXION DYNAMIC VP HY BOND (3)
Units                                     5,160,361       1,380,485     4,064,852     3,499,160             -
Unit value                                    $8.05           $9.33         $9.91         $9.74           $ -
Net assets                              $41,522,404     $12,872,970   $40,301,692   $34,063,583           $ -
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.25%         1.25%           - %
Investment income ratio**                     2.48%           4.06%         4.61%         2.43%           - %
Total return***                            (13.72)%         (5.88)%         1.79%       (2.64)%           - %

DREYFUS VIF INTERNATIONAL VALUE (2)
Units                                       456,503         793,252       210,233             -             -
Unit value                                    $6.18          $10.31        $10.35           $ -           $ -
Net assets                               $2,819,515      $8,177,372    $2,176,052           $ -           $ -
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.25%           - %           - %
Investment income ratio**                     1.95%           1.40%           - %           - %           - %
Total return***                            (40.06)%         (0.42)%         3.54%           - %           - %

FEDERATED FUND FOR U.S.
GOVERNMENT SECURITIES II
Units                                     1,176,122         889,976       925,104     1,232,440       857,113
Unit value                                   $10.06          $10.09         $9.93         $9.97        $10.21
Net assets                              $11,837,423      $8,979,299    $9,183,393   $12,282,691    $8,753,558
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                     4.54%           5.35%         5.40%         3.39%         4.18%
Total return***                             (0.30)%           1.64%       (0.40)%       (2.42)%       (0.97)%

FEDERATED HIGH INCOME BOND II
Units                                     2,012,010       2,132,746     2,369,696     2,064,235     3,558,643
Unit value                                    $8.32          $11.76        $11.91        $11.25        $11.49
Net assets                              $16,746,274     $25,087,360   $28,220,574   $23,229,107   $40,896,104
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.35%         1.35%         1.35%
Investment income ratio**                    10.43%           8.53%         8.45%         7.15%         5.90%
Total return***                            (29.25)%         (1.23)%         5.85%       (2.09)%         5.51%

FIDELITY VIP CONTRAFUND
Units                                     3,006,932       4,279,483     3,736,178     3,624,880     1,630,836
Unit value                                    $8.43          $15.36        $13.68        $12.82        $11.48
Net assets                              $25,332,128     $65,703,950   $51,105,950   $46,474,733   $18,724,681
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.35%         1.35%         1.35%
Investment income ratio**                     0.61%           0.80%         0.96%         0.08%         0.14%
Total return***                            (45.12)%          12.28%         6.69%        11.68%        10.28%

FIDELITY VIP GROWTH OPPORTUNITIES
Units                                       450,352       1,933,772       859,761       474,559       275,937
Unit value                                    $4.93          $11.47         $9.75         $9.69         $9.31
Net assets                               $2,218,799     $22,179,428    $8,380,753    $4,595,446    $2,567,876
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%         1.35%         1.35%         1.35%
Investment income ratio**                     0.04%             - %         0.22%         0.47%         0.36%
Total return***                            (57.02)%          17.64%         0.65%         4.05%         2.31%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                    2008            2007          2006          2005          2004
------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500
Units                                    1,208,755       1,706,601     1,946,907       991,048       922,779
Unit value                                   $6.24          $10.37        $10.31         $9.33         $9.33
Net assets                              $7,539,516     $17,698,860   $20,066,934    $9,246,862    $8,608,030
Ratio of expenses to net assets*     1.10% - 1.70%   1.10% - 1.70%         1.40%         1.40%         1.40%
Investment income ratio**                    1.60%           3.60%         1.01%         1.61%         1.22%
Total return***                          (39.863)%           0.62%        10.47%         0.05%         5.66%

FIDELITY VIP INVESTMENT-GRADE BOND
Units                                    1,579,693       1,737,213     1,715,753     1,183,495       956,947
Unit value                                   $9.64          $10.44        $10.47        $10.51        $10.77
Net assets                             $15,235,544     $18,129,797   $17,970,828   $12,434,287   $10,305,916
Ratio of expenses to net assets*     1.10% - 1.70%   1.10% - 1.70%         1.35%         1.35%         1.35%
Investment income ratio**                    4.90%           3.77%         3.14%         3.72%         7.81%
Total return***                            (7.66)%         (0.36)%       (0.30)%       (2.45)%       (0.28)%

FRANKLIN SMALL-MID
CAP GROWTH SECURITIES
Units                                      119,336         135,192       146,557       206,461       348,236
Unit value                                   $6.16          $11.19        $10.52        $10.12        $10.10
Net assets                                $735,033      $1,513,705    $1,542,657    $2,089,436    $3,516,424
Ratio of expenses to net assets*     1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                      - %             - %           - %           - %           - %
Total return***                           (44.95)%           6.37%         3.97%         0.23%         6.65%

NEUBERGER BERMAN AMT GUARDIAN
Units                                      564,006         399,094       783,107     1,369,079       651,455
Unit value                                   $6.80          $11.33        $11.03        $10.17         $9.81
Net assets                              $3,833,991      $4,520,241    $8,641,718   $13,930,331    $6,388,779
Ratio of expenses to net assets*     1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                    0.94%           0.49%         0.38%         0.09%         0.11%
Total return***                           (39.98)%           2.68%         8.45%         3.67%        10.72%

NEUBERGER BERMAN AMT PARTNERS
Units                                    1,387,753       1,582,358     1,405,944     1,903,444       775,958
Unit value                                   $6.20          $13.62        $13.03        $12.14        $10.75
Net assets                              $8,611,103     $21,558,052   $18,312,512   $23,094,606    $8,340,634
Ratio of expenses to net assets*     1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%         1.45%
Investment income ratio**                    0.57%           0.67%         0.49%         0.95%         0.01%
Total return***                           (54.48)%           4.55%         7.36%        12.91%        13.76%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                     2008            2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
SMALL CAP FUND/VA (2)
Units                                       298,196         210,077         95,279              -              -
Unit value                                    $5.72           $9.63         $10.19            $ -            $ -
Net assets                               $1,705,664      $2,022,828       $971,026            $ -            $ -
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.25%            - %            - %
Investment income ratio**                     0.26%           0.16%            - %            - %            - %
Total return***                            (40.60)%         (5.53)%          1.91%            - %            - %

PIMCO VIT LOW DURATION (2)
Units                                     1,381,976         963,040        702,942              -              -
Unit value                                    $9.77          $10.25          $9.98            $ -            $ -
Net assets                              $13,497,664      $9,872,095     $7,015,782            $ -            $ -
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.40%            - %            - %
Investment income ratio**                     4.71%           4.37%          0.33%            - %            - %
Total return***                             (4.68)%           2.72%        (0.22)%            - %            - %

PIMCO VIT REAL RETURN
Units                                     1,705,351       2,193,575      2,238,653      1,113,187        567,709
Unit value                                    $9.56          $10.75         $10.16         $10.54         $10.79
Net assets                              $16,305,719     $23,575,091    $22,749,434    $11,739,604     $6,134,721
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.40%          1.40%          1.40%
Investment income ratio**                     4.94%           4.13%          4.11%          3.41%          3.11%
Total return***                            (11.07)%           5.85%        (3.61)%        (2.33)%          4.25%

PIMCO VIT STOCKSPLUS
GROWTH AND INCOME (2)
Units                                       119,660          72,180          9,510              -              -
Unit value                                    $5.73          $10.44         $10.22            $ -            $ -
Net assets                                 $686,010        $754,032        $97,155            $ -            $ -
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.40%            - %            - %
Investment income ratio**                    10.00%          10.78%          3.29%            - %            - %
Total return***                            (45.11)%           2.22%          2.16%            - %            - %

PIMCO VIT TOTAL RETURN
Units                                     5,111,502       3,991,087      3,720,182      1,806,792        941,444
Unit value                                   $10.15          $10.12          $9.73          $9.79          $9.99
Net assets                              $51,879,237     $40,398,535    $36,198,717    $17,698,769     $9,417,877
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.40%          1.40%          1.40%
Investment income ratio**                     5.51%           4.59%          4.20%          3.93%          3.63%
Total return***                               0.30%           4.04%        (0.61)%        (2.00)%          0.40%

RVT CLS ADVISORONE AMERIGO
Units                                    14,315,946      16,775,376     17,786,852     14,817,353     10,152,695
Unit value                                    $8.06          $14.79         $13.58         $12.63         $12.07
Net assets                             $115,341,294    $248,042,056   $241,590,983   $187,122,211   $122,507,206
Ratio of expenses to net assets*      1.10% - 1.70%   1.10% - 1.70%          1.35%          1.35%          1.35%
Investment income ratio**                     0.30%           0.37%          0.10%          0.14%          0.09%
Total return***                            (45.50)%           8.90%          7.56%          4.66%          6.34%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006           2005          2004
----------------------------------------------------------------------------------------------------------------
RVT CLS ADVISORONE BEROLINA (2)
Units                                       6,229,148       6,951,164     1,867,517              -             -
Unit value                                      $6.23          $11.25        $10.23            $ -           $ -
Net assets                                $38,816,454     $78,181,282   $19,096,780            $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.40%            - %           - %
Investment income ratio**                       1.26%             - %         1.46%            - %           - %
Total return***                              (44.62)%           9.99%         2.26%            - %           - %

RVT CLS ADVISORONE CLERMONT
Units                                       3,535,381       3,725,182     7,918,977      9,671,475     8,079,880
Unit value                                      $7.54          $11.26        $11.07         $10.67        $10.73
Net assets                                $26,650,431     $41,946,036   $87,695,968   $103,230,525   $86,711,778
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.35%          1.35%         1.35%
Investment income ratio**                       1.07%           1.26%         1.98%          0.62%         0.30%
Total return***                              (33.04)%           1.68%         3.76%        (0.54)%         1.32%

RYDEX VT ABSOLUTE
RETURN STRATEGIES (2)
Units                                         307,179         246,252       292,216              -             -
Unit value                                      $7.81          $10.03        $10.09            $ -           $ -
Net assets                                 $2,398,382      $2,470,299    $2,946,823            $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%            - %           - %
Investment income ratio**                       0.55%           4.81%         2.23%            - %           - %
Total return***                              (22.13)%         (0.56)%         0.88%            - %           - %

RYDEX VT BANKING
Units                                       1,049,782         243,633       333,524        176,298       318,588
Unit value                                      $5.05           $8.95        $12.82         $12.03        $12.92
Net assets                                 $5,296,279      $2,181,008    $4,274,371     $2,121,033    $4,113,342
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          1.30%         1.30%
Investment income ratio**                       0.15%           2.55%         2.36%          0.49%         6.68%
Total return***                              (43.58)%        (30.17)%         6.57%        (6.86)%         9.96%

RYDEX VT BASIC MATERIALS
Units                                       1,046,113       2,278,900     1,504,445        625,575       938,793
Unit value                                      $8.98          $17.16        $13.38         $11.42        $11.46
Net assets                                 $9,394,597     $39,120,674   $20,127,120     $7,141,309   $10,755,806
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          1.30%         1.30%
Investment income ratio**                       0.43%           0.16%         1.25%          0.22%         1.96%
Total return***                              (47.67)%          28.29%        17.16%        (0.33)%        15.76%

RYDEX VT BIOTECHNOLOGY
Units                                       1,105,938         665,815       489,452      2,069,802       375,042
Unit value                                      $5.49           $6.50         $6.50          $7.01         $6.62
Net assets                                 $6,067,574      $4,323,249    $3,179,531    $14,521,057    $2,482,902
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          1.30%         1.30%
Investment income ratio**                         - %             - %           - %            - %           - %
Total return***                              (15.54)%         (0.02)%       (7.37)%          6.00%       (3.07)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005           2004
----------------------------------------------------------------------------------------------------------------
RYDEX VT COMMODITIES STRATEGY (4)
Units                                         867,386       1,109,866       620,865     1,094,179              -
Unit value                                      $4.87           $9.98         $7.95        $10.10            $ -
Net assets                                 $4,224,278     $11,077,619    $4,932,335   $11,050,475            $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%            - %
Investment income ratio**                       2.47%             - %           - %         0.60%            - %
Total return***                              (51.20)%          25.50%      (21.30)%         1.04%            - %

RYDEX VT CONSUMER PRODUCTS
Units                                         580,932         960,251     1,433,562       748,765        394,566
Unit value                                      $9.65          $13.15        $12.36        $10.99         $11.52
Net assets                                 $5,606,818     $12,627,832   $17,725,993    $8,229,911     $4,547,128
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%          1.30%
Investment income ratio**                       0.12%           1.34%         0.95%         0.23%          5.31%
Total return***                              (26.62)%           6.37%        12.48%       (4.59)%          8.58%

RYDEX VT DOW 2X STRATEGY (5)
Units                                       3,879,947       1,411,817     1,937,611       571,215        168,831
Unit value                                      $4.62          $12.60        $12.17         $9.73         $10.56
Net assets                                $17,922,857     $17,786,613   $23,574,750    $5,557,021     $1,782,488
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%          1.30%
Investment income ratio**                       0.75%           0.90%         0.58%        71.00%          7.12%
Total return***                              (63.33)%           3.56%        25.06%       (7.85)%          5.60%

RYDEX VT ELECTRONICS
Units                                         591,223         163,381       258,761       250,722      1,097,195
Unit value                                      $2.13           $4.46         $4.78         $4.87          $4.89
Net assets                                 $1,258,201        $728,597    $1,235,822    $1,220,650     $5,365,867
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%          1.30%
Investment income ratio**                         - %             - %           - %           - %            - %
Total return***                              (52.24)%         (6.64)%       (1.82)%       (0.50)%        (25.2)%

RYDEX VT ENERGY
Units                                       1,131,920       1,599,762     1,838,284     2,280,812      1,710,868
Unit value                                      $9.53          $18.43        $14.44        $13.47         $10.15
Net assets                                $10,781,425     $29,471,859   $26,555,037   $30,729,196    $17,365,662
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%          1.30%
Investment income ratio**                         - %             - %           - %         0.02%          0.06%
Total return***                              (48.29)%          27.58%         7.22%        32.72%         26.72%

RYDEX VT ENERGY SERVICES
Units                                       1,411,686       2,208,855     1,653,480     2,777,277      1,959,108
Unit value                                      $6.22          $15.31        $11.66        $10.97          $7.72
Net assets                                 $8,780,340     $33,822,505   $19,282,092   $30,449,570    $15,136,376
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%          1.30%
Investment income ratio**                         - %             - %           - %           - %            - %
Total return***                              (59.37)%          31.31%         6.31%        42.07%         28.03%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006         2005          2004
--------------------------------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL
PORTFOLIO AGGRESSIVE (2)
Units                                         251,831         338,963        42,811            -             -
Unit value                                      $7.52          $10.48        $10.26          $ -           $ -
Net assets                                 $1,895,599      $3,552,718      $439,244          $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          - %           - %
Investment income ratio**                       0.90%           5.22%         9.63%          - %           - %
Total return***                              (28.24)%           2.17%         2.58%          - %           - %

RYDEX VT ESSENTIAL
PORTFOLIO CONSERVATIVE (2)
Units                                         444,993         292,316         7,137            -             -
Unit value                                      $8.74          $10.24        $10.04          $ -           $ -
Net assets                                 $3,888,516      $2,992,107       $71,653          $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          - %           - %
Investment income ratio**                       4.46%           5.23%         2.54%          - %           - %
Total return***                              (14.65)%           1.95%         0.42%          - %           - %

RYDEX VT ESSENTIAL
PORTFOLIO MODERATE (2)
Units                                         812,846         540,962       329,058            -             -
Unit value                                      $8.20          $10.38        $10.18          $ -           $ -
Net assets                                 $6,662,828      $5,617,077    $3,348,852          $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%          - %           - %
Investment income ratio**                       2.24%           2.71%         5.31%          - %           - %
Total return***                              (21.00)%           2.05%         1.76%          - %           - %

RYDEX VT EUROPE 1.25X STRATEGY
Units                                         629,556       2,596,792     3,410,723      819,629     2,595,308
Unit value                                      $6.33          $14.65        $13.53       $10.90        $10.70
Net assets                                 $3,984,714     $38,051,760   $46,138,573   $8,938,182   $27,768,956
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%        1.30%         1.30%
Investment income ratio**                       0.27%           2.18%         2.32%        0.15%        10.10%
Total return***                              (56.79)%           8.27%        24.08%        1.88%        11.23%

RYDEX VT FINANCIAL SERVICES
Units                                         562,323         296,354       897,919      815,945     1,289,783
Unit value                                      $4.52           $9.08        $11.68       $10.44        $10.55
Net assets                                 $2,540,512      $2,690,192   $10,485,413   $8,521,836   $13,602,548
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%        1.30%         1.30%
Investment income ratio**                         - %           1.03%         1.25%        0.47%         0.13%
Total return***                              (50.22)%        (22.24)%        11.82%      (0.97)%        12.23%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005         2004
---------------------------------------------------------------------------------------------------------------
RYDEX VT GOVERNMENT LONG BOND 1.2X
STRATEGY
Units                                         828,018       1,196,379     1,230,809     1,310,806     1,694,958
Unit value                                     $15.20          $10.96        $10.42        $11.23        $10.89
Net assets                                $12,580,967     $13,112,992   $12,818,001   $14,715,650   $18,446,185
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       3.24%           3.55%         4.46%         2.90%         6.67%
Total return***                                38.69%           5.15%       (7.22)%         3.17%         3.91%

RYDEX VT HEALTH CARE
Units                                       1,339,450         970,689     1,146,339     1,788,170       834,980
Unit value                                      $6.91           $9.60         $9.46         $9.39         $8.86
Net assets                                 $9,265,026      $9,325,501   $10,843,874   $16,799,822    $7,404,436
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         0.50%
Total return***                              (28.02)%           1.53%         0.69%         5.99%         1.72%

RYDEX VT HEDGED EQUITY (2)
Units                                          47,986          55,293       370,346             -             -
Unit value                                      $7.29          $10.00        $10.12           $ -           $ -
Net assets                                   $350,210        $553,060    $3,749,102           $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%           - %           - %
Investment income ratio**                       0.90%           1.01%         2.28%           - %           - %
Total return***                              (27.10)%         (1.21)%         1.21%           - %           - %

RYDEX VT INTERNATIONAL ROTATION (1)
Units                                           3,048               -             -             -             -
Unit value                                     $10.40             $ -           $ -           $ -           $ -
Net assets                                    $31,703             $ -           $ -           $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%             - %           - %           - %           - %
Investment income ratio**                         - %             - %           - %           - %           - %
Total return***                                 4.00%             - %           - %           - %           - %

RYDEX VT INTERNET
Units                                         461,053         538,120       737,253     1,155,217     1,053,391
Unit value                                      $3.22           $6.10         $5.77         $5.49         $5.81
Net assets                                 $1,485,018      $3,281,902    $4,256,363    $6,339,851    $6,128,374
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %           - %
Total return***                              (47.21)%           5.71%         5.10%       (5.54)%        10.88%

RYDEX VT INVERSE DOW 2X STRATEGY
Units                                         371,449         907,451       890,609       358,891        80,736
Unit value                                      $8.42           $5.47         $6.27         $8.37         $8.60
Net assets                                 $3,125,686      $4,962,388    $5,586,941    $3,005,754      $694,358
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.33%           6.04%         1.92%         2.36%         4.71%
Total return***                                53.93%        (12.82)%       (25.1)%       (2.67)%      (14.00)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005         2004
--------------------------------------------------------------------------------------------------------------
RYDEX VT INVERSE GOVERNMENT
LONG BOND STRATEGY
Units                                         515,000         717,731     1,622,590     1,028,915    1,171,671
Unit value                                      $4.74           $7.09         $7.76         $7.49        $8.50
Net assets                                 $2,436,575      $5,085,936   $12,594,440    $7,707,935   $9,661,209
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%        1.30%
Investment income ratio**                       0.36%           2.18%         2.60%           - %        1.51%
Total return***                              (33.15)%         (8.56)%         3.55%       (9.24)%      (14.5)%

RYDEX VT INVERSE
MID-CAP STRATEGY (5)
Units                                          60,916          47,629       274,299        84,568        7,092
Unit value                                      $8.37           $6.51         $6.93         $7.52        $8.55
Net assets                                   $510,265        $309,712    $1,900,510      $635,957      $60,685
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%        1.30%
Investment income ratio**                       0.85%           0.76%         3.13%         5.14%          - %
Total return***                                28.57%         (6.12)%       (7.90)%       (12.0)%      (14.5)%

RYDEX VT INVERSE NASDAQ-100 STRATEGY
Units                                         556,610         707,288     1,270,513     1,401,962    1,299,085
Unit value                                      $8.21           $5.79         $6.82         $7.22        $7.45
Net assets                                 $4,573,098      $4,097,035    $8,646,970   $10,126,755   $9,667,620
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%        1.30%
Investment income ratio**                       0.60%           2.96%         6.69%           - %          - %
Total return***                                41.80%        (15.03)%       (5.58)%       (3.00)%      (15.5)%

RYDEX VT INVERSE
RUSSELL 2000 STRATEGY (5)
Units                                         308,747         593,588       535,985       864,274      357,297
Unit value                                      $7.85           $6.57         $6.51         $7.72        $8.32
Net assets                                 $2,423,949      $3,899,624    $3,494,028    $6,678,143   $2,973,445
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%        1.30%
Investment income ratio**                       0.94%           2.63%         2.74%         2.62%          - %
Total return***                                19.48%           0.93%       (15.7)%       (7.15)%      (16.8)%

RYDEX VT INVERSE S&P 500 STRATEGY
Units                                         829,866       1,445,420       998,525     2,646,567      806,337
Unit value                                      $7.72           $5.79         $5.99         $6.77        $7.12
Net assets                                 $6,404,563      $8,362,087    $5,970,317   $17,901,253   $5,739,273
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%        1.30%
Investment income ratio**                       0.77%           1.60%         3.75%           - %          - %
Total return***                                33.33%         (3.42)%       (11.4)%       (4.96)%      (14.0)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
RYDEX VT JAPAN 1.25X STRATEGY
Units                                         879,220         600,469       938,475     2,079,167       603,920
Unit value                                      $6.10           $9.49        $11.17        $11.08         $9.61
Net assets                                 $5,355,860      $5,697,936   $10,475,125   $23,054,071    $5,803,911
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.88%           4.37%         1.86%           - %           - %
Total return***                              (35.72)%        (14.99)%         0.74%        15.29%         5.60%

RYDEX VT LARGE CAP GROWTH (5)
Units                                         593,979       1,242,551       984,181       790,360     1,214,440
Unit value                                      $5.78          $10.02         $9.97         $9.88        $10.13
Net assets                                 $3,432,099     $12,454,648    $9,811,258    $7,806,174   $12,304,210
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %         0.07%         2.39%
Total return***                              (42.32)%           0.47%         0.97%       (2.51)%         1.30%

RYDEX VT LARGE CAP VALUE (5)
Units                                         626,829       1,214,614     2,795,600     1,028,833       521,378
Unit value                                      $5.48          $11.14        $12.30        $10.91        $10.93
Net assets                                 $3,436,626     $13,537,286   $34,376,262   $11,222,534    $5,697,819
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.76%           1.37%         0.90%         0.69%       200.00%
Total return***                              (50.81)%         (9.38)%        12.71%       (0.19)%         9.30%

RYDEX VT LEISURE
Units                                          94,936         217,061       757,273       137,826     1,930,981
Unit value                                      $4.32           $8.86         $9.49         $8.02         $8.80
Net assets                                   $409,779      $1,922,209    $7,187,154    $1,105,252   $17,002,865
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         0.13%
Total return***                              (51.24)%         (6.67)%        18.28%       (8.88)%        18.60%

RYDEX VT MID CAP GROWTH (5)
Units                                         773,682       1,042,449       725,065     2,134,324     1,294,200
Unit value                                      $7.07          $11.55        $11.12        $11.26        $10.54
Net assets                                 $5,466,534     $12,040,408    $8,064,346   $24,035,278   $13,646,580
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %           - %
Total return***                              (38.79)%           3.86%       (1.21)%         6.77%         5.40%

RYDEX VT MID CAP VALUE (5)
Units                                         450,510         712,271       946,872       679,019       917,533
Unit value                                      $6.41          $11.87        $13.03        $11.62        $11.19
Net assets                                 $2,887,934      $8,455,291   $12,336,906    $7,888,463   $10,272,620
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %           1.99%         0.85%         0.59%        11.68%
Total return***                              (46.00)%         (8.88)%        12.15%         3.77%        11.90%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
RYDEX VT MID-CAP 1.5X STRATEGY
Units                                         497,789         667,057     1,058,888       990,761     1,032,326
Unit value                                      $6.52          $15.06        $15.18        $14.34        $13.12
Net assets                                 $3,246,105     $10,045,611   $16,075,296   $14,209,770   $13,547,896
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %           1.46%         0.28%           - %         7.30%
Total return***                              (56.71)%         (0.80)%         5.83%         9.28%        16.93%

RYDEX VT MULTI-CAP CORE EQUITY (2)
Units                                          58,192          46,830            20             -             -
Unit value                                      $5.44           $9.30        $10.25           $ -           $ -
Net assets                                   $316,106        $435,593          $211           $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%           - %           - %
Investment income ratio**                       2.76%           1.18%           - %           - %           - %
Total return***                              (41.51)%         (9.28)%         2.54%           - %           - %

RYDEX VT NOVA
Units                                       3,128,829       1,918,804     4,525,063     3,357,488     3,596,049
Unit value                                      $4.01           $9.19         $9.49         $8.31         $8.34
Net assets                                $12,547,166     $17,636,675   $42,953,777   $27,898,139   $30,006,942
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.49%           1.07%         1.30%         0.15%         0.03%
Total return***                              (56.37)%         (3.16)%        14.27%       (0.41)%         9.74%

RYDEX VT NASDAQ-100
Units                                         803,767       1,285,483       635,169     1,411,920     5,132,355
Unit value                                      $5.18           $9.31         $8.25         $8.15         $8.41
Net assets                                 $4,162,501     $11,972,118    $5,244,302   $11,504,211   $43,166,787
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.12%           0.11%           - %           - %           - %
Total return***                              (44.36)%          12.83%         1.33%       (3.15)%         4.73%

RYDEX VT NASDAQ-100 2X STRATEGY
Units                                       5,888,400       4,195,532     2,664,052     3,820,761     4,170,028
Unit value                                      $1.66           $6.33         $5.16         $5.14         $5.53
Net assets                                 $9,779,219     $26,574,838   $13,730,798   $19,613,223   $23,038,092
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.09%           0.44%         0.07%           - %         2.88%
Total return***                              (73.78)%          22.76%         0.48%       (7.11)%         9.50%

RYDEX VT PRECIOUS METALS
Units                                       1,172,695       1,257,020     1,005,729     1,306,547       675,179
Unit value                                     $15.15          $25.74        $22.48        $19.32        $16.68
Net assets                                $17,758,061     $32,349,868   $22,611,827   $25,245,281   $11,265,970
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %           - %
Total return***                              (41.14)%          14.48%        16.35%        15.82%       (17.9)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
RYDEX VT REAL ESTATE
Units                                         507,864         526,508     1,418,072       637,762       882,515
Unit value                                      $8.32          $14.88        $19.21        $15.34        $14.94
Net assets                                 $4,222,216      $7,829,468   $27,226,503    $9,780,248   $13,188,212
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.65%           1.23%         2.29%         1.69%         1.82%
Total return***                              (44.09)%        (22.54)%        25.23%         2.65%        24.09%

RYDEX VT RETAILING
Units                                         142,664         120,908       648,726       270,900       211,853
Unit value                                      $5.88           $9.15        $10.93        $10.37        $10.26
Net assets                                   $839,686      $1,106,575    $7,093,606    $2,810,252    $2,175,146
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         2.90%
Total return***                              (35.74)%        (16.31)%         5.44%         1.04%         5.34%

RYDEX VT RUSSELL 2000 1.5X STRATEGY
Units                                         452,351         351,049     1,257,957       901,314     2,349,970
Unit value                                      $5.95          $12.77        $14.30        $12.35        $12.41
Net assets                                 $2,693,654      $4,483,465   $17,988,532   $11,134,630   $29,160,603
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%        130.0%         1.30%         1.30%
Investment income ratio**                       0.14%           0.96%         0.51%         1.53%         2.50%
Total return***                              (53.41)%         (10.7)%        15.78%       (0.45)%        19.90%

RYDEX VT RUSSELL 2000 2X STRATEGY
(2)
Units                                         911,775         322,451       112,728             -             -
Unit value                                      $2.79           $8.62        $10.30           $ -           $ -
Net assets                                 $2,546,667      $2,780,461    $1,161,456           $ -           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%           - %           - %
Investment income ratio**                       1.89%           0.03%         0.33%           - %           - %
Total return***                              (67.63)%        (16.31)%         2.99%           - %           - %

RYDEX VT S&P 500 2X STRATEGY
Units                                       2,685,033       1,384,171     1,401,544     1,004,434     1,064,347
Unit value                                      $3.01           $9.81        $10.18         $8.59         $8.67
Net assets                                 $8,073,672     $13,579,965   $14,270,298    $8,627,310    $9,228,603
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %           1.02%         1.01%         0.08%        16.33%
Total return***                              (69.32)%         (3.66)%        18.51%       (0.96)%        11.87%

RYDEX VT SECTOR ROTATION
Units                                         980,554       1,466,894     1,132,515       844,915       821,735
Unit value                                      $7.69          $13.55        $11.53        $10.80         $9.92
Net assets                                 $7,540,273     $19,871,811   $13,053,571    $9,561,616    $8,150,570
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %           - %
Total return***                              (43.25)%          17.54%         6.71%         8.93%         6.10%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005          2004
---------------------------------------------------------------------------------------------------------------
RYDEX VT SMALL CAP GROWTH (5)
Units                                         648,540         378,078     1,083,924     1,211,994     1,565,519
Unit value                                      $7.11          $11.30        $11.82        $11.45        $11.25
Net assets                                 $4,613,738      $4,274,102   $12,803,085   $13,877,361   $17,623,081
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         2.87%
Total return***                              (37.08)%         (4.34)%         3.20%         1.73%        12.50%

RYDEX VT SMALL CAP VALUE (5)
Units                                         510,605         439,967     1,252,309       806,438     2,418,588
Unit value                                      $5.37           $9.92        $13.00        $11.39        $11.47
Net assets                                 $2,739,488      $4,360,668   $16,284,644    $9,179,571   $27,738,110
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       1.31%           0.12%         0.51%           - %         6.14%
Total return***                              (45.87)%        (23.74)%        14.19%       (0.72)%        14.70%

RYDEX VT STRENGTHENING
DOLLAR 2X STRATEGY (4)
Units                                         103,720         367,262       227,822             -             -
Unit value                                      $7.27           $7.19         $8.42         $9.84           $ -
Net assets                                   $753,898      $2,639,512    $1,918,514           $12           $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%           - %
Investment income ratio**                         - %             - %         0.72%         3247%           - %
Total return***                                 1.11%        (14.66)%       (14.4)%       (1.58)%           - %

RYDEX VT TECHNOLOGY
Units                                         796,309       1,501,172     1,287,248       906,124     1,109,050
Unit value                                      $3.50           $6.69         $6.33         $6.24         $6.32
Net assets                                 $2,783,824     $10,041,007    $8,146,613    $5,647,791    $7,007,457
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         7.79%
Total return***                              (47.68)%           5.70%         1.44%       (1.23)%       (3.07)%

RYDEX VT TELECOMMUNICATIONS
Units                                         872,496         908,410     1,437,461       111,399       682,117
Unit value                                      $4.31           $8.22         $7.86         $6.87         $7.09
Net assets                                 $3,761,762      $7,466,231   $11,303,325      $764,283    $4,883,047
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                       0.11%           0.14%         2.07%           - %           - %
Total return***                              (47.57)%           4.60%        14.49%       (3.09)%         7.91%

RYDEX VT TRANSPORTATION
Units                                         313,388         126,316       633,425       606,221       887,391
Unit value                                      $7.33          $10.23        $11.71        $11.38        $10.95
Net assets                                 $2,296,383      $1,292,323    $7,418,991    $6,902,561    $9,719,047
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%         1.30%         1.30%
Investment income ratio**                         - %             - %           - %           - %         1.16%
Total return***                              (28.35)%        (12.63)%         2.86%         3.92%        17.74%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007           2006           2005           2004
------------------------------------------------------------------------------------------------------------------
RYDEX VT U.S. GOVERNMENT
MONEY MARKET
Units                                      33,899,383      26,738,245     17,240,772     15,562,032     11,866,677
Unit value                                      $8.15           $8.42          $8.46          $8.51          $8.71
Net assets                               $276,316,984    $225,031,646   $145,825,739   $132,411,020   $103,330,233
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%          1.30%          1.30%          1.30%
Investment income ratio**                       1.21%           4.21%          5.34%          2.96%          0.31%
Total return***                               (3.21)%         (0.50)%        (0.55)%        (2.31)%        (3.97)%

RYDEX VT UTILITIES
Units                                       1,210,528       2,893,890      3,585,491      2,291,948      1,465,726
Unit value                                      $5.50           $8.16          $7.55          $6.52          $6.15
Net assets                                 $6,656,561     $23,601,272    $27,060,906    $14,928,893     $9,015,195
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%          1.30%          1.30%          1.30%
Investment income ratio**                       0.23%           1.27%          2.41%          0.80%          1.16%
Total return***                              (32.60)%           8.08%         15.87%          5.92%         12.43%

RYDEX VT WEAKENING
DOLLAR 2X STRATEGY (4)
Units                                         559,995         579,358        315,037        151,309              -
Unit value                                     $10.70          $12.73         $11.25         $10.06            $ -
Net assets                                 $5,989,060      $7,373,392     $3,544,380     $1,522,939            $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%          1.30%          1.30%            - %
Investment income ratio**                         - %          16.22%          7.47%          0.55%            - %
Total return***                              (15.95)%          13.13%         11.80%          0.65%            - %

SBL GLOBAL
Units                                       1,406,380       2,662,966      2,810,777      2,600,193        970,423
Unit value                                      $8.95          $15.13         $14.48         $12.86         $11.80
Net assets                                $12,593,168     $40,305,593    $40,705,140    $33,430,928    $11,452,518
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%          1.10%          1.10%          1.10%
Investment income ratio**                         - %             - %            - %            - %            - %
Total return***                              (40.85)%           4.48%         12.64%          8.97%         14.01%

SBL LARGE CAP VALUE (1)
Units                                             353               -              -              -              -
Unit value                                     $10.27             $ -            $ -            $ -            $ -
Net assets                                     $3,631             $ -            $ -            $ -            $ -
Ratio of expenses to net assets*        1.10% - 1.70%             - %            - %            - %            - %
Investment income ratio**                         - %             - %            - %            - %            - %
Total return***                                 2.70%             - %            - %            - %            - %

SBL MID CAP GROWTH (1)
Units                                           3,397               -              -              -              -
Unit value                                     $10.48             $ -            $ -            $ -            $ -
Net assets                                    $35,612             $ -            $ -            $ -            $ -
Ratio of expenses to net assets*        1.10% - 1.70%             - %            - %            - %            - %
Investment income ratio**                         - %             - %            - %            - %            - %
Total return***                                 4.80%             - %            - %            - %            - %

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                       2008            2007          2006          2005         2004
--------------------------------------------------------------------------------------------------------------
SBL MID CAP VALUE (1)
Units                                          11,214               -             -             -            -
Unit value                                     $11.08             $ -           $ -           $ -          $ -
Net assets                                   $124,280             $ -           $ -           $ -          $ -
Ratio of expenses to net assets*        1.10% - 1.70%             - %           - %           - %          - %
Investment income ratio**                         - %             - %           - %           - %          - %
Total return***                                10.80%             - %           - %           - %          - %

SBL SMALL CAP VALUE
Units                                         636,461         716,354       751,721       711,839      400,922
Unit value                                     $12.60          $21.38        $20.21        $18.56       $16.89
Net assets                                 $8,019,929     $15,311,421   $15,186,104   $13,210,171   $6,768,968
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.10%         1.10%        1.10%
Investment income ratio**                         - %             - %           - %           - %        0.53%
Total return***                              (41.07)%           5.80%         8.86%         9.91%       15.53%

TEMPLETON DEVELOPING
MARKETS SECURITIES
Units                                          99,100          26,979        31,702        47,664      101,168
Unit value                                     $13.70          $30.29        $24.60        $20.07       $16.45
Net assets                                 $1,357,992        $817,315      $779,650      $956,652   $1,664,725
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%        1.45%
Investment income ratio**                       1.43%           2.25%         1.23%         0.87%        2.43%
Total return***                              (54.77)%          23.14%        22.56%        22.00%       19.38%

TEMPLETON FOREIGN SECURITIES
Units                                         102,458         125,330       161,115       397,060      684,526
Unit value                                      $7.78          $13.64        $12.35        $10.63       $10.09
Net assets                                   $796,921      $1,709,299    $1,990,507    $4,224,147   $6,909,217
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.45%         1.45%        1.45%
Investment income ratio**                       2.43%           1.79%         1.59%         0.89%        1.15%
Total return***                              (42.96)%           10.4%        16.17%         5.37%       13.37%

VAN KAMPEN LIT GOVERNMENT (2)
Units                                          51,813         206,836           254             -            -
Unit value                                      $9.91          $10.19         $9.94           $ -          $ -
Net assets                                   $513,676      $2,107,237        $2,526           $ -          $ -
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.30%           - %          - %
Investment income ratio**                       9.26%           0.27%           - %           - %          - %
Total return***                               (2.75)%           2.50%       (0.57)%           - %          - %

WELLS FARGO ADVANTAGE VT OPPORTUNITY
Units                                         466,160         766,556       716,241     1,070,295      676,311
Unit value                                      $6.67          $11.64        $11.41        $10.62       $10.29
Net assets                                 $3,110,912      $8,921,955    $8,172,118   $11,372,667   $6,961,957
Ratio of expenses to net assets*        1.10% - 1.70%   1.10% - 1.70%         1.40%         1.40%        1.40%
Investment income ratio**                       1.87%           0.64%           - %           - %          - %
Total return***                              (42.70)%           2.01%         7.39%         3.24%       13.08%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1)   For the period from November 17, 2008 (inception date) to December 31,
      2008.

(2)   For the period from November 10, 2006 (inception date) to December 31,
      2006.

(3)   For the period from January 26, 2005 (inception date) to December 31,
      2005.

(4)   For the period from November 15, 2005 (inception date) to December 31,
      2005.

(5)   For the period from May 1, 2004 (inception date) to December 31, 2004.

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         a.       Financial Statements

                  The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements.

         b.       Exhibits

                     (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

                     (2)  Not Applicable

                     (3)   (a)      Service Facilities Agreement(ab)

                           (b)      Marketing Organization Agreement(y)

                           (c) SBL Variable Products Broker/Dealer Sales Agreement(y)

                           (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(g)

                           (e) Marketing Organization Agreement Commission Schedule(t)

                           (f) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

                           (g)      Distribution Agreement(s)

                     (4)   (a)      Individual Contract (Form V6029 11-00)(f)

                           (b)      Individual Contract-Unisex (Form V6029
                                    11-00U)(f)

                           (c) Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(q)

                           (d) Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)

                           (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)

                           (f) Individual Retirement Annuity Endorsement (Form V6849A 1(R9-03))(l)

                           (g)      Roth IRA Endorsement (Form V6851A
                                    (R9-03))(l)

                           (h)      403a Endorsement (Form V6057 10-98)(c)

                           (i) Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)

                           (j) Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)

                           (k) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)

                           (l)      Disability Rider (Form V6064 8-00)(a)

                           (m) Guaranteed Income Benefit Rider (Form V6065 8-00)(a)

                           (n)      Credit Enhancement Rider (Form V6067
                                    8-00)(a)

                           (o) Alternate Withdrawal Charge Rider (Form V6069 10-00)(f)

                           (p) Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)(g)

                           (q) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(g)

                           (r)      Enhanced Death Benefit Rider (Form V6078
                                    4-01)(g)

                           (s) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(g)

                           (t) Annual Stepped Up Death Benefit Rider (Form V6081 FL 5-01)(g)

                           (u) Death Benefit Rider - Return of Premium Beyond Issue Age 80 (Form V6082 FL 5-01)(g)

                           (v)      Credit Enhancement Rider (Form V6084
                                    11-01)(h)

                           (w)      CDSC Credit Endorsement (Form V6085
                                    12-02)(j)

                           (x) Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(m)

                           (y)      Total Protection (Forms V6087 10-3)(k)

                           (z)      CDSC Credit Endorsement (Form V6069 2-05)(o)

                           (aa) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(u)

                           (ab) Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)(v)

                     (5)   (a)      Application (Form V9001 9-05)(t)

                           (b)      Application - Unisex (Form V9001 9-05U)(t)


                     (6)   (a)      Composite of Articles of Incorporation
                                    of SBL(o)

                           (b)      Bylaws of SBL(y)

                     (7) Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.(z)

                     (8)   (a)      Participation Agreement - AIM - Variable
                                    Insurance Funds(s)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - AIM -
                                             Variable Insurance Funds(s)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - AIM - Variable
                                             Insurance Funds(u)

                           (b) Participation Agreement - Dreyfus - Variable Insurance Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Dreyfus - Variable
                                             Insurance Funds(s)

                           (c)      Participation Agreement - Federated(z)

                           (d)      Participation Agreement - Fidelity VIP(g)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Fidelity VIP(g)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - Fidelity VIP(u) (iii)
                                             Amendment Nos. 3 and 4 to
                                             Participation Agreement - Fidelity
                                             VIP(z)

                           (e)      Participation Agreement - Franklin
                                    Templeton(z)

                           (f) Participation Agreement - Neuberger Berman - AMT Funds(g)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - Neuberger
                                             Berman - AMT Funds(s)

                           (g)      Participation Agreement - Oppenheimer(s)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement -
                                             Oppenheimer(s)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - Oppenheimer(u)

                           (h) Participation Agreement - PIMCO - Variable Insurance Funds(aa)

                                    (i)      Amendments Nos. 1, 2, 3, 4 and 5 to
                                             Participation Agreement - PIMCO -
                                             Variable Insurance Funds(aa)

                           (i) Participation Agreement - Potomac(r) (i) Amendment No. 1 to Participation Agreement - Potomac(r)

                           (j)      Participation Agreement - Rydex - Mutual
                                    Funds(q)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Rydex - Mutual Funds(z)

                           (k)      Participation Agreement - Rydex - Variable
                                    Funds(i)

                                    (i)      Amendments Nos. 1, 2, 3, 4 and 5 to
                                             Participation Agreement - Rydex -
                                             Variable Funds(t)

                                    (ii)     Amendment No. 6 to Participation
                                             Agreement - Rydex - Variable
                                             Funds(u)

                           (l) Participation Agreement - Van Kampen - Insurance Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Van Kampen - Insurance
                                             Funds(u)

                           (m)      Participation Agreement - Wells Fargo
                                    (Strong)(g)

                           (n)      Information Sharing Agreement - AIM(w)

                           (o)      Information Sharing Agreement - Dreyfus(w)

                           (p) Information Sharing Agreement - Fidelity Insurance(v)


                           (q)      Information Sharing Agreement - Neuberger
                                    Berman(w)

                           (r)      Information Sharing Agreement -
                                    Oppenheimer(w)

                           (s)      Information Sharing Agreement - PIMCO(w)

                           (t)      Information Sharing Agreement - Potomac(x)

                           (u)      Information Sharing Agreement - Rydex(w)

                           (v)      Information Sharing Agreement - Security
                                    Funds(v)

                           (w)      Information Sharing Agreement - Van
                                    Kampen(w)

                           (x)      Information Sharing Agreement - Wells
                                    Fargo(x)

                     (9)   Opinion of Counsel(r)

                     (10)  (a)      Consent of Independent Registered Public
                                     Accounting Firm

                           (b)      Consent of Counsel

                     (11)  Not Applicable

                     (12)  Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(g) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 28, 2003).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(z) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(aa) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).

(ab) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).



Item 25. Directors and Officers of the Depositor

         Name and Principal
          Business Address       Positions and Offices with Depositor
         ------------------      ------------------------------------
         Kris A. Robbins*        President, Chief Executive Officer and
                                 Director

         John F. Frye*           Senior Vice President, Chief Financial
                                 Officer, and Director

         John F. Guyot*          Senior Vice President, General Counsel,
                                 Secretary and Director

         David J. Keith*         Senior Vice President

         Kalman Bakk, Jr.*       Senior Vice President and Director

         Thomas R. Kaehr*        Vice President, Controller and Treasurer

         Amy J. Lee*             Vice President, Associate General Counsel
                                 and Assistant Secretary

         Carmen R. Hill*         Assistant Vice President and Chief
                                 Compliance Officer

         *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2008 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Benefit Mutual Holding Company                       Kansas                    ---
         (Holding Company)

         Security Benefit Corporation (Holding Company)                Kansas                   100%

         Security Benefit Life Insurance Company                       Kansas                   100%
         (Stock Life Insurance Company)

         Security Investors, LLC                                       Kansas                   100%
         (Investment Adviser)

         Security Global Investors, LLC                                Kansas                   100%
         (Investment Adviser)

         Security Distributors, Inc. (Broker/Dealer,                   Kansas                   100%
         Principal Underwriter of Mutual Funds)

         se(2), inc. (Third Party Administrator)                       Kansas                   100%

         Security Benefit Academy, Inc.                                Kansas                   100%
         (Daycare Company)

         Security Financial Resources, Inc.                            Kansas                   100%
         (Financial Services)

         First Security Benefit Life Insurance                        New York                  100%
         and Annuity Company of New York (Stock
         Life Insurance Company)

         Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

         Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

         Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

         Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

         Rydex Fund Services, Inc.                                    Maryland                  100%

         Advisor Research Center, Inc.                                Maryland                  100%

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)

         Rydex Advisory Services, LLC                                 Maryland                  100%

         Rydex Specialized Products, LLC                              Delaware                  100%

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

         As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27. Number of Contractowners

         As of February 28, 2009, there were 34,321 Qualified Contracts and 12,462 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                  (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                  (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a)(1) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Separate Account XIX
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit)
                  Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                         Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                         Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                         Annuity)
                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                         Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                         Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                         Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                         Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                         Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

         (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                  Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

         (a)(3)   SDI acts as principal underwriter for the following funds:

                  Security Equity Fund
                  Security Income Fund
                  Security Large Cap Value Fund
                  Security Mid Cap Growth Fund
                  SBL Fund

         (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                  Nationwide Multi-Flex Variable Account
                  Nationwide Variable Account 9

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              ------------------
                  Mark J. Carr                    President and Director
                  James R. Schmank                Vice President and Director
                  Richard M. Goldman              Director
                  (Connecticut Business Center
                  6 Landmark Square #471
                  Stamford, CT 06901-2704)

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              ------------------
                  Dale W. Martin, Jr.             Director
                  Amy J. Lee                      Secretary and Chief Compliance
                                                  Officer
                  Brenda M. Harwood               Vice President, Assistant
                                                  Treasurer and Director
                  Thomas R. Kaehr                 Treasurer
                  Christopher D. Swickard         Assistant Secretary
                  Carmen R. Hill                  Assistant Vice President

                  *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

         (c)

   (1) Name of Principal         (2) Net Underwriting          (3) Compensation on            (4) Brokerage
        Underwriter            Discounts and Commissions           Redemption                  Commissions
Security Distributors, Inc.        $30,575,504.31(1)            $10,760,210.92(2)                  $0

         1        SBL pays commissions to selling broker-dealers through SDI.
                  This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

         2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

         (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April, 2009.


                       Security Benefit Life Insurance Company (the Depositor) -
                               SBL Variable Annuity Account XIV (The Registrant)

                       By:               /s/ Kris A. Robbins
                           -----------------------------------------------------
                           Kris A. Robbins, President, Chief Executive Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins
-----------------------------------------------------
Kris A. Robbins, Chief Executive Officer and Director

By: /s/ John F. Frye
-----------------------------------------------------
John F. Frye, Chief Financial Officer and Director

By: /s/ Kalman Bakk, Jr.
-----------------------------------------------------
Kalman Bakk, Jr., Director

By: /s/ Thomas R. Kaehr
-----------------------------------------------------
Thomas R. Kaehr, Controller (chief accounting officer)

                                  EXHIBIT INDEX

  (1)   None                                    (7)     None

  (2)   None                                    (8)     (a)     None
                                                        (a)(i)  None
  (3)   (a)    None                                     (a)(ii) None
        (b)    None                                     (b)     None
        (c)    None                                     (b)(i)  None
        (d)    None                                     (c)     None
        (e)    None                                     (d)     None
                                                        (d)(i)  None
  (4)   (a)    None                                     (d)(ii) None
        (b)    None                                     (d)iii) None
        (c)    None                                     (e)     None
        (d)    None                                     (f)     None
        (e)    None                                     (f)(i)  None
        (f)    None                                     (g)     None
        (g)    None                                     (g)(i)  None
        (h)    None                                     (g)(ii) None
        (i)    None                                     (h)     None
        (j)    None                                     (h)(i)  None
        (k)    None                                     (i)     None
        (l)    None                                     (i)(i)  None
        (m)    None                                     (j)     None
        (n)    None                                     (j)(i)  None
        (o)    None                                     (k)     None
        (p)    None                                     (k)(i)  None
        (q)    None                                     (k)(ii) None
        (r)    None                                     (l)     None
        (s)    None                                     (l)(i)  None
        (t)    None                                     (m)     None
        (u)    None                                     (n)     None
        (v)    None                                     (o)     None
        (w)    None                                     (p)     None
        (x)    None                                     (q)     None
        (y)    None                                     (r)     None
        (z)    None                                     (s)     None
        (aa)   None
        (ab)   None

  (5)   (a)    None
        (b)    None

  (6)   (a)    None
        (b)    None

        (t)    None
        (u)    None
        (v)    None
        (w)    None
        (x)    None

(9)     None

(10)    (a)    Consent of Independent Registered Public Accounting Firm
        (b)    Consent of Counsel

(11)    None

(12)    None

(13)    None

(14)    None